UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07882

Name of Fund: Master Extended Market Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Extended Market Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/06

Date of reporting period: 01/01/06 - 06/30/06

Item 1 - Report to Stockholders

Master Extended Market Index Series

Semi-Annual Report, June 30, 2006

A Discussion With Your Fund's Portfolio Managers

Amid a volatile investing environment, the Master Extended Market Index Series was able to meet its objective of closely replicating the returns of the benchmark Wilshire 4500 (Full Cap) Index for the semi-annual period.

How did the portfolio perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2006, Extended Market Index Series had a net total return of +5.52% (master level). For the same period, the benchmark Wilshire 4500 (Full Cap) Index returned +5.51%.

As the returns indicate, the Series met its objective of closely tracking the performance of the Wilshire 4500 (Full Cap) Index. The Wilshire 4500 (Full Cap) measures the performance of stocks in the Wilshire 5000 (Full Cap) Index minus the stocks found in the Standard & Poor's 500 (S&P 500) Index. As the value of the Wilshire 4500 (Full Cap) fluctuated during the past six months, the portfolio's performance generally tracked that of the Index.

The portfolio's six-month reporting period comprised two very different quarters. Despite considerable volatility entering the new year, U.S. equity markets delivered their best first quarter gains in several years in the first three months of 2006. The Wilshire 4500 (Full Cap) Index advanced 9.27% for the quarter.

The impetus behind U.S. equity markets' gains in the first quarter was a robust U.S. economy, which rebounded sharply following a slowdown in the last quarter of 2005. Economic growth resiliently forged ahead despite well-publicized headwinds such as rising interest rates, a slowdown in the housing market and wild cards such as bird flu, turbulence in the Middle East and volatile energy markets. First quarter gross domestic product (GDP) grew at an annualized rate of 5.6%, more than triple the previous quarter's GDP increase of 1.7% and the best growth rate since the third quarter of 2003 (7.2%). Business investment expanded at the fastest pace in almost six years in the first quarter. Moreover, consumer spending - which accounts for more than two-thirds of U.S. economic activity - rose at a brisk 5.1% pace. In the last quarter of 2005, consumer spending crept forward at a meager 0.9% growth rate.

A robust corporate sector, distinguished by healthy balance sheets that paved the way for improved capital spending, was a key driver of economic growth as the six-month reporting period got underway. Corporate earnings were up around 16% for the first quarter. Other factors that underpinned a vigorous economy in the first half of the six-month period included higher productivity, a firming labor market characterized by rising wages and a jobless rate near a four-year low, improvements in both consumer confidence and retail sales, and a stable inflation environment.

A couple of unsurprising 25 basis point (.25%) hikes in the federal funds target rate closed the first and third months of the first quarter. The first, on outgoing Chairman

Alan Greenspan's last day, marked the 14th consecutive 25 basis point increase by the Federal Reserve Board the (Fed) since June 2004. The second interest rate increase followed the Fed's first meeting under new Chairman Ben Bernanke, who picked up where Greenspan left off in the Fed's measured interest rate-hiking campaign.

The second quarter was a difficult period for investors, with most U.S. equity markets posting losses. The Wilshire 4500 (Full Cap) Index retreated 3.43%. As was the case in the first quarter, market volatility continued, but this time leaning in a negative direction. Profit taking and concerns over the medium-term strength of the economy weighed on stock prices. Moreover, equity markets came under pressure from the intensifying headwinds of higher interest rates, rising inflation expectations, a weakening in personal consumption and the housing market, record energy prices and ongoing unease about the excessive levels of consumer debt, all of which had been present for some time.

As economic activity cooled in the second quarter, consensus estimates for GDP growth neared the long-run trend of 3%. Reduced personal consumption and an end of the five-year U.S. housing boom were largely responsible for the slowdown in economic growth. Residential investment is estimated to have represented as much as half of the growth in the U.S. economy since 2001. However, the corporate sector remained robust. Second-quarter corporate earnings are expected to grow about 12%, which would mark the 12th straight quarter of earnings growth of at least 10%.

Equity markets opened the second quarter strongly and, by early May, the Dow Jones Industrial Average climbed to within 100 points of its all-time high. During April, U.S. equity markets continued to weather - with little damage - the maturing headwinds of high commodities prices, increasing interest rates, lower consumption and residential investment, and escalating geopolitical tensions. Commodity prices strengthened in April as oil breached $75 per barrel to reach all-time highs, and gold prices surged to a 25-year peak at above $650 per ounce, as investors looked toward the safe-haven and anti-inflationary factors that make bullion attractive. Also in April, the yield on the bellwether 10-year U.S. Treasury moved above the 5% mark for the first time in almost four years.

Equity markets lost ground in May amid concerns of moderating economic growth, mostly due to weaker trends in housing and personal consumption. Consumer confidence, which had struck a four-year high in April, dipped in May to the lowest level since September of 2005. As widely expected, the Fed carried out its 16th consecutive 25 basis point hike on May 10, boosting the short-term interest rate to 5%, the highest mark in more than five years.

Following the Fed's interest rate hike in May, equity markets embarked on a correction, fueled by the aforementioned factors as well as interest rate concerns, a resurgence in inflation fears and the likelihood of subdued corporate earnings growth for the second half of the year. Equity markets ended the month of June flat, as signs of moderating economic growth mounted amid a worsening slide in consumer sentiment and the housing market. Interest rates on 30-year home mortgages reached a four-year peak. However, the unemployment rate remained at 4.6%, the lowest level since the summer of 2001.

At the end of the period, the Fed carried out its 17th consecutive 25 basis point interest rate hike, bringing the short-term interest rate to 5.25%. The accompanying statement by the Fed, which omitted the phrase "the committee judges that some further tightening may yet be needed," led many to believe that the current cycle of interest rate hikes may be close to an end. The Fed noted that recent indicators suggest that "economic growth is moderating from its quite strong pace earlier this year, partly reflecting a gradual cooling of the housing market and the lagged effects of increases in interest rates and energy prices."

Amid an appreciable uptick in inflation data during the second quarter, investor worries over inflation were stoked by the phrase "readings on core inflation have been elevated in recent months" in the Fed's June statement. Consumer prices rose in each of the period's six months. The core rate of inflation (excluding food and energy prices) registered a fourth straight monthly increase of 0.3% in June, the longest such increase since January to April 1995. For the second quarter, core inflation pressed forward at an annual rate of 3.6%, exceeding the Fed's target zone of 2% or less. Yet, the structural forces that kept a lid on prices over the past several years were still intact as of period-end: globalization, competition and a technology-driven surge in productivity.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the Wilshire 4500 Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

How would you characterize the portfolio's position at the close of the period?

After several years of above-average growth, the prevailing data suggest that the economy and corporate earnings are heading toward moderation in 2006. Against this backdrop, the portfolio remains positioned to match the risk characteristics of its benchmark, whatever direction the market takes.

Debra L. Jelilian
Vice President and Co-Portfolio Manager

Jeffrey L. Russo, CFA
Vice President and Co-Portfolio Manager

July 26, 2006

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.7%                          2,400    ARGON ST, Inc. (a)                                       $        63,912
                                            200    Aerosonic Corp. (a)                                                1,490
                                          2,500    Armor Holdings, Inc. (a)                                         137,074
                                          3,000    Crane Co.                                                        124,800
                                          1,600    Cubic Corp.                                                       31,376
                                          1,733    DRS Technologies, Inc.                                            84,484
                                          1,500    EDO Corp.                                                         36,510
                                          1,500    ESCO Technologies, Inc. (a)                                       80,175
                                          1,200    EnPro Industries, Inc. (a)                                        40,320
                                          1,000    Esterline Technologies Corp. (a)                                  41,590
                                          7,400    Garmin Ltd. (f)                                                  780,255
                                          3,100    GenCorp, Inc. (a)(f)                                              49,693
                                          1,792    Heico Corp. Class A                                               42,506
                                          2,100    K&F Industries Holdings, Inc. (a)                                 37,233
                                          2,700    KVH Industries, Inc. (a)                                          31,482
                                          2,900    Kaman Corp. Class A                                               52,780
                                            800    MTC Technologies, Inc. (a)                                        18,904
                                          1,300    Metrologic Instruments, Inc. (a)                                  19,513
                                            700    SatCon Technology Corp. (a)                                        1,323
                                            500    Spacehab, Inc. (a)                                                   575
                                          1,900    Teledyne Technologies, Inc. (a)                                   62,244
                                             41    Timco Aviation Services, Inc. (a)                                    139
                                          3,800    Trimble Navigation Ltd. (a)                                      169,632
                                          2,100    Veeco Instruments, Inc. (a)                                       50,064
                                                                                                            ---------------
                                                                                                                  1,958,074
---------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.6%                      2,100    AAR Corp. (a)                                                     46,683
                                         14,600    AMR Corp. (a)                                                    371,132
                                          2,900    AirTran Holdings, Inc. (a)                                        43,094
                                          1,300    Alaska Air Group, Inc. (a)                                        51,246
                                          1,500    Atlas Air Worldwide Holdings, Inc. (a)                            73,560
                                          1,800    Aviall, Inc. (a)                                                  85,536
                                          1,200    Aviation General, Inc. (a)                                             0
                                          6,070    Continental Airlines, Inc. Class B (a)                           180,886
                                          2,495    EGL, Inc. (a)                                                    125,249
                                          1,600    ExpressJet Holdings, Inc. (a)                                     11,056
                                          3,200    Frontier Airlines Holdings, Inc. (a)                              23,072
                                            700    Great Lakes Aviation Ltd. (a)                                        840
                                          7,302    Hawaiian Holdings, Inc. (a)                                       24,827
                                          4,975    JetBlue Airways Corp. (a)(f)                                      60,397
                                          1,700    LMI Aerospace, Inc. (a)                                           30,940
                                          1,400    MAIR Holdings, Inc. (a)                                            8,694
                                          2,000    Mesa Air Group, Inc. (a)                                          19,700
                                            800    Midwest Air Group, Inc. (a)(f)                                     4,040
                                            700    PHI, Inc. (a)                                                     23,240
                                          1,500    Pinnacle Airlines Corp. (a)                                       10,560
                                          1,100    Republic Airways Holdings, Inc. (a)                               18,722
                                          3,700    Skywest, Inc.                                                     91,760
                                          1,800    TransDigm Group, Inc. (a)                                         43,110
                                          6,830    UAL Corp. (a)(f)                                                 211,867
                                          5,559    US Airways Group, Inc. (a)                                       280,952
                                            200    Vanguard Airlines, Inc. (a)                                            0
                                                                                                            ---------------
                                                                                                                  1,841,163
---------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Apparel - 0.8%                            1,650    Aeropostale, Inc. (a)                                    $        47,669
                                          3,400    Ashworth, Inc. (a)                                                30,600
                                          6,050    bebe Stores, Inc.                                                 93,291
                                          1,800    Brown Shoe Co., Inc.                                              61,344
                                            700    The Buckle, Inc.                                                  29,309
                                          2,600    CROCS, Inc. (a)(f)                                                65,390
                                            900    Cache, Inc. (a)                                                   15,606
                                          1,300    Cherokee, Inc.                                                    53,768
                                            400    Citi Trends, Inc. (a)                                             17,076
                                          2,400    Columbia Sportswear Co. (a)                                      108,623
                                          4,300    DHB Industries, Inc. (a)                                           8,256
                                            700    Deckers Outdoor Corp. (a)                                         26,992
                                            900    Dixie Group, Inc. (a)                                             11,961
                                            900    Escalade, Inc.                                                    11,700
                                            600    Finlay Enterprises, Inc. (a)                                       5,100
                                          4,217    Fossil, Inc. (a)                                                  75,948
                                          1,800    GSI Commerce, Inc. (a)                                            24,354
                                          2,300    Guess?, Inc. (a)                                                  96,025
                                            600    Hampshire Group Ltd. (a)                                          10,200
                                          2,100    Hartmarx Corp. (a)                                                12,600
                                          3,300    Iconix Brand Group, Inc. (a)                                      53,922
                                          2,300    Innovo Group, Inc. (a)                                             1,886
                                          1,956    Jos. A. Bank Clothiers, Inc. (a)                                  46,866
                                          1,600    Kellwood Co.                                                      46,832
                                          1,100    Kenneth Cole Productions, Inc. Class A                            24,563
                                          3,200    K-Swiss, Inc. Class A                                             85,440
                                            500    Lacrosse Footwear, Inc. (a)                                        6,015
                                          1,300    Maidenform Brands, Inc. (a)                                       16,029
                                            800    Mossimo, Inc. (a)                                                  6,280
                                            900    Mothers Work, Inc. (a)                                            31,545
                                          2,000    New York & Co. (a)                                                19,540
                                          1,200    Oxford Industries, Inc.                                           47,292
                                          1,100    Perry Ellis International, Inc. (a)                               27,841
                                          2,400    Phillips-Van Heusen Corp.                                         91,584
                                          1,000    Phoenix Footwear Group, Inc. (a)                                   5,970
                                          5,300    Polo Ralph Lauren Corp.                                          290,969
                                          1,400    Quaker Fabric Corp. (a)                                            1,904
                                          7,100    Quiksilver, Inc. (a)                                              86,478
                                          1,000    Rocky Brands, Inc. (a)                                            21,250
                                          2,400    Russell Corp.                                                     43,584
                                          2,700    Skechers U.S.A., Inc. Class A (a)                                 65,097
                                          1,600    Stage Stores, Inc.                                                52,800
                                          2,000    Steven Madden Ltd.                                                59,240
                                          2,400    Stride Rite Corp.                                                 31,656
                                          1,500    Superior Uniform Group, Inc.                                      19,650
                                            200    Tandy Brands Accessories, Inc.                                     2,072
                                          2,400    Timberland Co. Class A (a)                                        62,640
                                          1,400    True Religion Apparel, Inc. (a)(f)                                24,780
                                          3,700    Under Armour, Inc. Class A (a)                                   157,694
                                          3,200    Unifi, Inc. (a)                                                    9,280

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          1,400    Volcom Inc. (a)                                          $        44,786
                                          4,000    The Warnaco Group, Inc. (a)                                       74,720
                                            300    Weyco Group, Inc.                                                  6,966
                                          3,600    Wolverine World Wide, Inc.                                        83,988
                                                                                                            ---------------
                                                                                                                  2,456,971
---------------------------------------------------------------------------------------------------------------------------
Banks - 4.4%                                800    Alabama National Bancorp.                                         54,520
                                            200    Ameriana Bancorp                                                   2,628
                                            400    American National Bankshares, Inc.                                 9,252
                                            700    AmericanWest Bancorp                                              15,855
                                            720    Ameris Bancorp                                                    16,661
                                            700    Ames National Corp.                                               15,316
                                            444    Arrow Financial Corp.                                             12,179
                                          6,859    Associated Banc-Corp.                                            216,264
                                          1,200    BCSB Bankcorp, Inc.                                               14,400
                                          1,000    BWC Financial Corp.                                               44,380
                                          1,000    Bancfirst Corp.                                                   44,750
                                            400    The Bancorp, Inc. (a)                                             10,004
                                          5,500    Bancorpsouth, Inc.                                               149,875
                                          6,100    Bank Mutual Corp.                                                 74,542
                                            625    Bank of Granite Corp.                                             13,019
                                          2,900    Bank of Hawaii Corp.                                             143,840
                                          3,800    BankAtlantic Bancorp, Inc. Class A                                56,392
                                          1,000    BankFinancial Corp.                                               17,300
                                            200    Bar Harbor Bankshares                                              5,790
                                            300    Berkshire Bancorp, Inc.                                            4,900
                                          3,100    Boston Private Financial Holdings, Inc.                           86,490
                                          3,499    Brookline Bancorp, Inc.                                           48,181
                                            500    Bryn Mawr Bank Corp.                                              11,080
                                          2,800    CFS Bancorp, Inc.                                                 41,552
                                            300    Camden National Corp.                                             11,970
                                          1,100    Capital Bank Corp.                                                17,875
                                            625    Capital City Bank Group, Inc.                                     18,875
                                            400    Capital Crossing Bank (a)                                          9,840
                                            420    Capitol Bancorp Ltd.                                              16,359
                                          4,840    Capitol Federal Financial                                        165,963
                                          1,400    Cardinal Financial Corp.                                          16,268
                                            210    Carrollton Bancorp                                                 3,728
                                          1,000    Cascade Bancorp                                                   28,330
                                          2,600    Centennial Bank Holdings, Inc. (a)                                26,884
                                          3,046    Center Bancorp, Inc.                                              44,106
                                            900    Center Financial Corp.                                            21,276
                                          1,300    Century Bancorp, Inc. Class A                                     31,850
                                          1,113    Chemical Financial Corp.                                          34,058
                                          2,333    Chittenden Corp.                                                  60,308
                                            600    Citizens & Northern Corp.                                         14,172
                                          3,300    Citizens Banking Corp.                                            80,553
                                          2,428    Citizens South Banking Corp.                                      30,836
                                          1,500    City Holding Co.                                                  54,210
                                          2,800    City National Corp.                                              182,252

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                            300    CityBank                                                 $        14,031
                                            980    Clifton Savings Bancorp, Inc.                                     10,613
                                          1,250    CoBiz, Inc.                                                       28,150
                                          6,855    The Colonial BancGroup, Inc.                                     176,036
                                            500    Colony Bankcorp, Inc.                                             11,170
                                          1,530    Columbia Banking System, Inc.                                     57,191
                                            100    Comm Bancorp, Inc.                                                 4,300
                                          4,704    Commerce Bancshares, Inc.                                        235,434
                                            456    Commercial Bankshares, Inc.                                       16,863
                                            100    Commercial National Financial Corp.                                1,927
                                            400    Community Bancorp (a)                                             12,432
                                          1,000    Community Bancorp Inc.                                            42,310
                                          1,600    Community Bank System, Inc.                                       32,272
                                          1,205    Community Banks, Inc.                                             31,330
                                            880    Community Trust Bancorp, Inc.                                     30,738
                                          4,600    Corus Bankshares, Inc.                                           120,428
                                          3,140    Cullen/Frost Bankers, Inc.                                       179,922
                                          6,350    Doral Financial Corp.                                             40,704
                                          4,290    East-West Bancorp, Inc.                                          162,634
                                          1,400    EuroBancshares, Inc. (a)                                          13,538
                                            250    Exchange National Bancshares, Inc.                                 7,400
                                            300    FNB Corp., North Carolina                                          5,460
                                          2,985    FNB Corp., Pennsylvania                                           47,073
                                            300    FNB Corp., Virginia                                               11,100
                                          1,406    FNB Financial Services Corp.                                      21,315
                                            300    Farmers Capital Bank Corp.                                         9,609
                                            800    Financial Institutions, Inc.                                      16,688
                                            600    First BanCorp, North Carolina                                     12,600
                                          4,800    First BanCorp, Puerto Rico                                        44,640
                                            750    First Busey Corp.                                                 15,353
                                          1,900    First Cash Financial Services, Inc. (a)                           37,525
                                          3,000    First Charter Corp.                                               73,590
                                            700    First Citizens BancShares, Inc. Class A                          140,349
                                          4,100    First Commonwealth Financial Corp.                                52,070
                                          1,200    First Federal Bancshares of Arkansas, Inc.                        26,712
                                          2,410    First Financial Bancorp                                           35,933
                                            466    First Financial Bankshares, Inc.                                  17,028
                                            297    First Financial Service Corp.                                      9,059
                                            600    First M&F Corp.                                                   11,854
                                            815    First Merchants Corp.                                             19,813
                                          2,775    First Midwest Bancorp, Inc.                                      102,897
                                          1,210    First Mutual Bancshares, Inc.                                     31,521
                                          4,106    First Niagara Financial Group, Inc.                               57,566
                                            450    First Oak Brook Bancshares, Inc.                                  16,650
                                            200    The First of Long Island Corp.                                     8,400
                                            200    First Regional Bancorp (a)                                        17,600
                                          2,300    First Republic Bank                                              105,340
                                            600    First South Bancorp, Inc. (f)                                     20,538
                                          2,300    First State Bancorp.                                              54,694

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          1,084    FirstBank NW Corp.                                       $        28,466
                                          2,600    FirstMerit Corp.                                                  54,444
                                            500    Flag Financial Corp.                                               9,725
                                          2,900    Franklin Bank Corp. (a)                                           58,551
                                          1,200    Frontier Financial Corp.                                          40,788
                                         12,111    Fulton Financial Corp.                                           192,806
                                            661    German American Bancorp, Inc.                                      8,567
                                            600    Great Southern Bancorp, Inc.                                      18,318
                                          2,664    Greater Bay Bancorp                                               76,590
                                            445    Greater Community Bancorp                                          6,964
                                          1,600    Hancock Holding Co.                                               89,600
                                          2,856    Hanmi Financial Corp.                                             55,521
                                          1,400    Harbor Florida Bancshares, Inc.                                   51,996
                                          1,618    Harleysville National Corp.                                       34,318
                                            700    Heritage Commerce Corp.                                           17,353
                                          1,200    Home Federal Bancorp                                              33,600
                                            500    Horizon Financial Corp.                                           13,715
                                         38,494    Hudson City Bancorp, Inc.                                        513,124
                                            107    Huntington Bancshares, Inc.                                        2,523
                                            800    Independent Bank Corp.                                            25,976
                                          1,000    Integra Bank Corp.                                                21,750
                                            975    Interchange Financial Services Corp.                              21,938
                                          2,175    Internet Capital Group, Inc. (a)                                  19,575
                                          1,200    Intervest Bancshares Corp. (a)                                    48,600
                                          1,500    Irwin Financial Corp.                                             29,085
                                          2,500    Jefferson Bancshares, Inc.                                        32,250
                                          4,500    Kearny Financial Corp.                                            66,600
                                            500    LSB Bancshares, Inc.                                               8,640
                                            500    Lakeland Financial Corp.                                          12,145
                                            250    MASSBANK Corp.                                                     8,188
                                            750    Macatawa Bank Corp.                                               17,543
                                            763    MainSource Financial Group, Inc.                                  13,299
                                          1,115    Mercantile Bank Corp.                                             44,433
                                          6,349    Mercantile Bankshares Corp.                                      226,469
                                            350    Merchants Bancshares, Inc.                                         8,453
                                          1,400    Mid-State Bancshares                                              39,200
                                          1,000    Midwest Banc Holdings, Inc.                                       22,250
                                          1,460    NBT Bancorp, Inc.                                                 33,916
                                          3,200    Nara Bancorp, Inc.                                                60,000
                                          1,683    National Penn Bancshares, Inc.                                    33,424
                                          7,100    Netbank, Inc.                                                     47,073
                                          5,400    NewAlliance Bancshares, Inc.                                      77,274
                                          1,000    NewMil Bancorp, Inc.                                              40,140
                                          2,200    North Valley Bancorp                                              38,258
                                            300    Northern States Financial Corp.                                    5,730
                                            157    Norwood Financial Corp.                                            4,939
                                            700    OceanFirst Financial Corp.                                        15,554
                                            875    Ohio Valley Banc Corp.                                            22,006
                                          4,332    Old National Bancorp                                              86,510

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          1,800    Old Second Bancorp, Inc.                                 $        55,800
                                            546    Omega Financial Corp.                                             17,095
                                          1,394    Oriental Financial Group                                          17,787
                                          2,060    PFF Bancorp, Inc.                                                 68,310
                                          1,000    Pamrapo Bancorp, Inc.                                             19,850
                                            830    Park National Corp.                                               82,012
                                            300    Parkvale Financial Corp.                                           8,775
                                            563    Peapack Gladstone Financial Corp.                                 14,576
                                            800    Pennfed Financial Services, Inc.                                  14,920
                                            400    Pennsylvania Commerce Bancorp, Inc. (a)                           12,800
                                            200    Peoples Bancorp                                                    4,140
                                            595    Peoples Bancorp, Inc.                                             17,755
                                            242    Peoples Bancorp of North Carolina, Inc.                            6,343
                                          1,120    Peoples Banctrust Co., Inc.                                       25,738
                                          9,013    People's Bank                                                    296,076
                                          1,200    Peoples Financial Corp.                                           26,076
                                            380    Pinnacle Financial Partners, Inc. (a)                             11,563
                                          2,800    Placer Sierra Bancshares                                          64,932
                                         19,539    Popular, Inc.                                                    375,149
                                          1,000    Preferred Bank                                                    53,610
                                          1,300    PrivateBancorp, Inc.                                              53,833
                                          1,600    Prosperity Bancshares, Inc.                                       52,624
                                          2,756    Provident Bankshares Corp.                                       100,291
                                          2,503    Provident New York Bancorp                                        33,090
                                          3,100    Prudential Bancorp, Inc. of Pennsylvania                          40,610
                                          7,273    Republic Bancorp, Inc.                                            90,112
                                          1,284    Republic Bancorp, Inc. Class A                                    26,450
                                          2,860    Republic First Bancorp, Inc. (a)                                  39,039
                                          1,300    Rockville Financial, Inc. (a)                                     19,136
                                            748    Royal Bancshares of Pennsylvania Class A                          18,161
                                          1,500    S&T Bancorp, Inc.                                                 49,845
                                          6,000    S1 Corp. (a)                                                      28,800
                                          1,575    SVB Financial Group (a)                                           71,600
                                            210    SY Bancorp, Inc.                                                   5,771
                                            750    Sandy Spring Bancorp, Inc.                                        27,045
                                            151    Savannah Bancorp, Inc.                                             5,720
                                            970    Seacoast Banking Corp. of Florida                                 25,831
                                            450    Shore Bancshares, Inc.                                            12,425
                                          1,700    Signature Bank (a)                                                55,046
                                            500    Simmons First National Corp. Class A                              14,505
                                          6,504    Sky Financial Group, Inc.                                        153,558
                                          6,055    The South Financial Group, Inc.                                  159,913
                                            500    Southside Bancshares, Inc.                                        11,160
                                          2,000    Southwest Bancorp, Inc.                                           51,000
                                            132    Southwest Georgia Financial Corp.                                  2,673
                                            725    State Bancorp, Inc.                                               12,514
                                          2,705    Sterling Bancorp                                                  52,748
                                          4,350    Sterling Bancshares, Inc.                                         81,563
                                            700    Suffolk Bancorp                                                   22,925

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                            700    Summit Bancshares, Inc.                                  $        14,847
                                            500    Summit Financial Group, Inc.                                      11,970
                                          1,188    Sun Bancorp, Inc. (a)                                             19,293
                                          1,000    Superior Bancorp (a)                                              11,000
                                          2,972    Susquehanna Bancshares, Inc.                                      71,031
                                          7,590    TCF Financial Corp.                                              200,756
                                         16,614    TD Banknorth, Inc.                                               489,282
                                          1,500    Texas Capital Bancshares, Inc. (a)                                34,950
                                          2,897    Texas Regional Bancshares, Inc. Class A                          109,854
                                          1,400    Texas United Bancshares, Inc.                                     39,410
                                            632    Tompkins Trustco, Inc.                                            27,176
                                            900    Trico Bancshares                                                  24,642
                                          5,260    TrustCo Bank Corp. NY                                             57,965
                                          3,400    Trustmark Corp.                                                  105,298
                                          5,850    UCBH Holdings, Inc.                                               96,759
                                          2,620    UMB Financial Corp.                                               87,351
                                          1,183    USB Holding Co., Inc.                                             26,618
                                          4,536    Umpqua Holdings Corp.                                            116,348
                                            500    Union Bankshares Corp.                                            21,570
                                         10,100    UnionBanCal Corp.                                                652,359
                                            306    United Bancorp, Inc.                                               3,351
                                          3,400    United Bankshares, Inc.                                          124,542
                                          1,632    United Community Financial Corp.                                  19,584
                                          1,200    Vail Banks, Inc.                                                  20,016
                                          8,202    Valley National Bancorp                                          210,873
                                            600    Vineyard National Bancorp                                         16,140
                                          2,546    Virginia Commerce Bancorp (a)                                     60,849
                                            300    Virginia Financial Group, Inc.                                    12,666
                                            900    WSFS Financial Corp.                                              55,305
                                            800    Washington Trust Bancorp, Inc.                                    22,176
                                          1,300    WesBanco, Inc.                                                    40,287
                                            800    West Coast Bancorp                                                23,576
                                          1,700    Westamerica Bancorp.                                              83,249
                                          1,300    Western Alliance Bancorp (a)                                      45,214
                                          3,725    Whitney Holding Corp.                                            131,753
                                          3,700    Wilmington Trust Corp.                                           156,066
                                          2,300    Wilshire Bancorp, Inc.                                            41,446
                                          1,850    Wintrust Financial Corp.                                          94,073
                                            800    Yardville National Bancorp                                        28,584
                                                                                                            ---------------
                                                                                                                 12,588,994
---------------------------------------------------------------------------------------------------------------------------
Business Machines - 1.2%                 12,590    3Com Corp. (a)                                                    64,461
                                            600    3D Systems Corp. (a)                                              12,054
                                          3,700    ActivIdentity Corp. (a)                                           16,872
                                          7,700    Adaptec, Inc. (a)                                                 33,418
                                          5,200    Advanced Digital Information Corp. (a)                            61,204
                                            400    American Railcar Industries, Inc.                                 13,244
                                          5,000    American Software Class A                                         33,600
                                          1,400    Analogic Corp.                                                    65,254
                                            900    Applied Films Corp. (a)                                           25,641
                                          2,400    Arbitron, Inc.                                                    91,992
                                          1,915    Avici Systems, Inc. (a)                                           11,069

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          2,500    Avocent Corp. (a)                                        $        65,625
                                         26,840    BEA Systems, Inc. (a)                                            351,335
                                          1,800    Black Box Corp.                                                   68,994
                                          4,800    Borland Software Corp. (a)                                        25,344
                                            600    California First National Bancorp                                  8,520
                                          1,750    Charles & Colvard Ltd.                                            18,428
                                            700    Communication Intelligence (a)                                       273
                                          1,900    Computer Horizons Corp. (a)                                        8,968
                                          3,900    Concurrent Computer Corp. (a)                                     10,179
                                          2,100    Convera Corp. (a)                                                 14,112
                                          3,175    Cray, Inc. (a)                                                    31,591
                                          3,700    Diebold, Inc.                                                    150,294
                                            900    Digi International, Inc. (a)                                      11,277
                                          3,600    Digital Lightwave, Inc. (a)(f)                                     1,026
                                          2,300    Emageon, Inc. (a)                                                 33,557
                                             30    Exabyte Corp. (a)                                                      4
                                          3,751    Fair Isaac Corp.                                                 136,199
                                          3,500    Flow International Corp. (a)                                      49,245
                                          7,900    Foundry Networks, Inc. (a)                                        84,214
                                          2,900    Hanger Orthopedic Group, Inc. (a)                                 24,244
                                          3,100    Hypercom Corp. (a)                                                28,985
                                          8,000    IKON Office Solutions, Inc.                                      100,800
                                          4,500    Immersion Corp. (a)                                               26,370
                                          4,800    Input/Output, Inc. (a)                                            45,360
                                          8,970    Integrated Device Technology, Inc. (a)                           127,194
                                          2,316    Intergraph Corp. (a)                                              72,931
                                          2,200    InterVoice, Inc. (a)                                              15,664
                                          3,060    Iomega Corp. (a)                                                   8,415
                                          1,400    iRobot Corp. (a)                                                  34,832
                                          6,000    LTX Corp. (a)                                                     42,060
                                          2,100    Lantronix, Inc. (a)                                                4,494
                                          2,000    MIPS Technologies, Inc. (a)                                       12,140
                                            200    MTI Technology Corp. (a)                                             232
                                          9,410    McData Corp. (a)                                                  38,393
                                         10,049    Microchip Technology, Inc.                                       337,143
                                          2,500    Micros Systems, Inc. (a)                                         109,200
                                          6,200    Napster Inc. (a)                                                  19,096
                                          7,500    Network Engines, Inc. (a)                                         14,175
                                          1,500    Omnicell, Inc. (a)                                                20,730
                                          1,000    PAR Technology Corp. (a)                                          12,770
                                          3,826    Palm, Inc. (a)(f)                                                 61,599
                                          3,385    Premiere Global Services, Inc. (a)                                25,557
                                          1,600    Rackable Systems, Inc. (a)                                        63,184
                                            700    Rimage Corp. (a)                                                  14,294
                                          7,043    Salesforce.com, Inc. (a)                                         187,765
                                          1,200    Scansource, Inc. (a)                                              35,184
                                            300    Scientific Technologies, Inc. (a)                                  3,120
                                          1,200    Sigma Designs, Inc. (a)                                           11,316
                                          2,600    Spatialight, Inc. (a)                                              5,980
                                            445    SumTotal Systems, Inc. (a)                                         2,790

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          2,955    Sybase, Inc. (a)                                         $        57,327
                                          1,800    Tech Data Corp. (a)                                               68,958
                                         12,200    Total System Services, Inc.                                      234,850
                                            940    Transact Technologies, Inc. (a)                                    9,682
                                          4,700    VeriFone Holdings, Inc. (a)                                      143,256
                                          2,075    Vitria Technology, Inc. (a)                                        5,893
                                          3,250    Web.com, Inc. (a)                                                 19,403
                                          3,100    White Electronic Designs Corp. (a)                                15,748
                                                                                                            ---------------
                                                                                                                  3,559,128
---------------------------------------------------------------------------------------------------------------------------
Business Services - 9.8%                  3,500    @Road Inc. (a)                                                    19,320
                                          2,840    24/7 Real Media, Inc. (a)                                         24,935
                                          1,000    4Kids Entertainment, Inc. (a)                                     16,210
                                          2,900    ABM Industries, Inc.                                              49,590
                                          3,400    AMICAS, Inc. (a)                                                  10,982
                                          1,920    AMN Healthcare Services, Inc. (a)                                 38,976
                                         11,100    Aastrom Biosciences, Inc. (a)(f)                                  12,543
                                         58,600    Accenture Ltd. Class A                                         1,659,551
                                          3,700    Actuate Corp. (a)                                                 14,948
                                             40    Adept Technology, Inc. (a)                                           568
                                          4,590    Adesa, Inc.                                                      102,082
                                          1,800    Administaff, Inc.                                                 64,458
                                          1,900    Advent Software, Inc. (a)                                         68,533
                                          1,000    The Advisory Board Co. (a)                                        48,090
                                          1,800    Advo, Inc.                                                        44,298
                                          7,800    Aether Holdings, Inc. (a)                                         42,900
                                          2,060    Affymetrix, Inc. (a)                                              52,736
                                          3,300    Agile Software Corp. (a)                                          20,922
                                         10,800    Akamai Technologies, Inc. (a)                                    390,851
                                          1,800    Aksys Ltd. (f)                                                     1,818
                                          2,300    Alderwoods Group, Inc. (a)                                        44,758
                                          3,400    Alfacell Corp. (a)                                                 9,282
                                          3,900    Alliance Data Systems Corp. (a)                                  229,398
                                          1,000    The Allied Defense Group, Inc. (a)                                21,990
                                          3,100    Allied Healthcare International, Inc. (a)                          8,308
                                            700    Alnylam Pharmaceuticals, Inc. (a)                                 10,556
                                          2,500    Alteon, Inc. (a)                                                     425
                                          2,900    Altiris, Inc. (a)                                                 52,316
                                            600    Ambassadors International, Inc.                                   13,950
                                          1,060    American Ecology Corp.                                            28,090
                                             48    American Independence Corp. (a)                                      590
                                          2,100    American Reprographics Co. (a)                                    76,125
                                          1,400    American Superconductor Corp. (a)(f)                              12,362
                                            200    Analysts International Corp. (a)                                     400
                                            700    Angelica Corp.                                                    12,278
                                          1,000    Ansoft Corp. (a)                                                  20,480
                                          2,600    answerthink, Inc. (a)                                             10,478
                                          2,600    Ansys, Inc. (a)                                                  124,332
                                          4,445    aQuantive, Inc. (a)                                              112,592
                                         11,990    Aramark Corp.                                                    396,988

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          4,700    Arbinet-Thexchange Inc. (a)                              $        26,367
                                          4,154    Ariba, Inc. (a)                                                   34,187
                                          6,271    Art Technology Group, Inc. (a)                                    18,688
                                             12    Artemis International Solutions Corp. (a)                             19
                                          4,000    Aspen Technology, Inc. (a)                                        52,480
                                          9,400    Atari Inc. (a)                                                     5,358
                                          2,600    Audible, Inc. (a)(f)                                              23,634
                                          2,000    Authentidate Holding Corp. (a)                                     5,300
                                          3,900    The BISYS Group, Inc. (a)                                         53,430
                                          1,700    Bankrate, Inc. (a)                                                64,192
                                            102    Baran Group Ltd. (a)                                               1,352
                                            600    Barrett Business Services (a)                                     11,010
                                          9,900    BearingPoint, Inc. (a)                                            82,863
                                          1,148    Blackbaud, Inc.                                                   26,060
                                          1,300    Blackboard, Inc. (a)                                              37,648
                                            870    Blue Coat Systems, Inc. (a)                                       14,668
                                            100    Bottomline Technologies, Inc. (a)                                    814
                                          2,100    Bowne & Co., Inc.                                                 30,030
                                          1,400    Bright Horizons Family Solutions, Inc. (a)                        52,766
                                          2,400    The Brink's Co.                                                  135,384
                                          1,988    BroadVision, Inc. (a)(f)                                             994
                                         15,300    Brocade Communications Systems, Inc. (a)                          93,942
                                          4,700    Brookdale Senior Living, Inc.                                    210,277
                                          1,150    Bsquare Corp. (a)                                                  2,550
                                          1,800    CACI International, Inc. Class A (a)                             104,994
                                          8,045    CBIZ, Inc. (a)                                                    59,613
                                          1,200    CDI Corp.                                                         34,800
                                          4,045    CDW Corp.                                                        221,059
                                          2,400    COMSYS IT Partners, Inc. (a)                                      36,288
                                            900    CRA International, Inc. (a)                                       40,626
                                          2,765    CSG Systems International Inc. (a)                                68,406
                                             46    Callwave, Inc. (a)                                                   168
                                          4,268    Career Education Corp. (a)                                       127,571
                                          4,500    Carreker Corp. (a)                                                32,175
                                          1,300    Casella Waste Systems, Inc. (a)                                   17,017
                                          2,400    Catalina Marketing Corp.                                          68,304
                                          1,000    Catapult Communications Corp. (a)                                 10,900
                                          2,700    Cbeyond Communications, Inc. (a)                                  58,887
                                          3,550    Cell Genesys, Inc. (a)(f)                                         17,821
                                          7,700    Ceridian Corp. (a)                                               188,188
                                          4,700    Cerner Corp. (a)                                                 174,417
                                          3,990    CheckFree Corp. (a)                                              197,744
                                          1,400    Chemed Corp.                                                      76,342
                                          2,600    Chipotle Mexican Grill, Inc. Class A (a)                         158,470
                                          4,533    ChoicePoint, Inc. (a)                                            189,343
                                          4,300    Chordiant Software, Inc. (a)                                      13,029
                                          3,800    Ciber, Inc. (a)                                                   25,042
                                          1,300    Clean Harbors, Inc. (a)                                           52,403
                                         23,200    Clear Channel Outdoor Holdings, Inc. Class A (a)                 486,271

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                            800    Click Commerce, Inc. (a)(f)                              $        15,784
                                          4,900    Cogent Communications Group, Inc. (a)                             45,913
                                          4,800    Cogent, Inc. (a)                                                  72,336
                                          6,400    Cognizant Technology Solutions Corp. (a)                         431,168
                                          1,700    Collectors Universe                                               23,766
                                          1,300    Computer Programs & Systems, Inc.                                 51,948
                                          1,900    Concur Technologies, Inc. (a)                                     29,393
                                          3,400    Connetics Corp. (a)                                               39,984
                                          5,150    Copart, Inc. (a)                                                 126,484
                                          7,406    Corillian Corp. (a)                                               22,144
                                          3,335    Corinthian Colleges, Inc. (a)                                     47,891
                                            800    Cornell Cos., Inc. (a)                                            12,288
                                          2,100    Corporate Executive Board Co.                                    210,420
                                          1,100    CoStar Group, Inc. (a)                                            65,813
                                            337    Courier Corp.                                                     13,487
                                          1,600    Covansys Corp. (a)                                                20,112
                                          1,300    Credit Acceptance Corporation (a)                                 35,282
                                          1,900    Cross Country Healthcare, Inc. (a)                                34,561
                                          8,700    CuraGen Corp. (a)                                                 30,450
                                          1,900    Cybersource Corp. (a)                                             22,230
                                          1,000    DSL.Net, Inc. (a)                                                     40
                                          3,800    DST Systems, Inc. (a)                                            226,099
                                            100    Deltathree, Inc. Class A (a)                                         232
                                          1,700    Deluxe Corp.                                                      29,716
                                          2,600    Dendrite International, Inc. (a)                                  24,024
                                          2,700    DeVry, Inc. (a)                                                   59,319
                                          4,100    Digimarc Corp. (a)                                                25,297
                                            440    Digital Generation Systems (a)                                     2,363
                                          2,500    Digital Insight Corp. (a)                                         85,725
                                          1,800    Digital River, Inc. (a)                                           72,702
                                          3,779    Digitas, Inc. (a)                                                 43,912
                                         19,634    Discovery Holding Co. (a)                                        287,244
                                          1,200    Discovery Partners International, Inc. (a)                         3,120
                                          2,400    Diversa Corp. (a)                                                 23,184
                                          2,500    DocuCorp International, Inc. (a)                                  18,675
                                          2,300    Dollar Financial Corp. (a)                                        41,400
                                          3,900    Dot Hill Systems Corp. (a)                                        13,338
                                          3,400    Dun & Bradstreet Corp. (a)                                       236,911
                                          3,000    Dyax Corp. (a)                                                     8,820
                                          1,800    EPIQ Systems, Inc. (a)                                            29,952
                                          1,775    EVCI Career Colleges Holding Corp. (a)                             1,154
                                          7,700    Earthlink, Inc. (a)                                               66,682
                                             50    EasyLink Services Corp. Class A (a)                                   34
                                          2,500    Echelon Corp. (a)                                                 18,725
                                          2,600    Eclipsys Corp. (a)                                                47,216
                                          1,200    eCollege.com, Inc. (a)                                            25,368
                                            600    Ediets.Com, Inc. (a)                                               3,012
                                            700    Educate, Inc. (a)                                                  5,362
                                          3,100    eFunds Corp. (a)                                                  68,355

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                             20    Egain Communications Corp. (a)                           $            26
                                             40    eLoyalty Corp. (a)                                                   530
                                          1,600    Embarcadero Technologies, Inc. (a)                                 9,760
                                         19,492    Emdeon Corp. (a)                                                 241,896
                                            626    eMerge Interactive, Inc. (a)                                       1,409
                                          5,800    Encysive Pharmaceuticals, Inc. (a)                                40,194
                                          2,300    Ennis, Inc.                                                       45,264
                                          4,200    Entrust, Inc. (a)                                                 14,322
                                          3,800    Epicor Software Corp. (a)                                         40,014
                                          2,975    eResearch Technology, Inc. (a)                                    27,073
                                          1,300    Essex Corp. (a)                                                   23,946
                                          2,145    Euronet Worldwide, Inc. (a)                                       82,304
                                              2    Evolve Software, Inc. (a)                                              0
                                          3,200    Evolving Systems, Inc. (a)                                         4,032
                                          6,900    Exelixis, Inc. (a)                                                69,345
                                            900    Exponent, Inc. (a)                                                15,210
                                          1,800    F5 Networks, Inc. (a)                                             96,264
                                          1,600    FTD Group, Inc. (a)                                               21,600
                                          2,050    FTI Consulting, Inc. (a)                                          54,879
                                          3,350    Factset Research Systems, Inc.                                   158,455
                                          2,800    FalconStor Software, Inc. (a)                                     19,516
                                            700    Fargo Electronics, Inc. (a)                                       17,773
                                          2,100    Federal Agricultural Mortgage Corp. Class A                       38,850
                                         10,900    Fidelity National Information Services, Inc.                     385,859
                                          2,905    Filenet Corp. (a)                                                 78,232
                                          3,700    First Advantage Corp. Class A (a)                                 86,062
                                          1,500    First Consulting Group, Inc. (a)                                  13,260
                                            108    Five Star Quality Care, Inc. (a)                                   1,196
                                          1,300    Forrester Research, Inc. (a)                                      36,374
                                          3,300    Franklin Covey Co. (a)                                            24,420
                                          1,600    G&K Services, Inc. Class A                                        54,880
                                          3,900    GP Strategies Corp. (a)                                           30,069
                                          1,103    GSE Systems, Inc. (a)                                              4,522
                                          5,500    GTECH Holdings Corp.                                             191,290
                                          1,700    GTSI Corp. (a)                                                    10,965
                                          3,260    Gaiam, Inc. (a)                                                   45,705
                                          2,700    Gentiva Health Services, Inc. (a)                                 43,281
                                          1,400    The Geo Group, Inc. (a)                                           49,070
                                          2,200    Gevity HR, Inc.                                                   58,410
                                            100    Gliatech, Inc. (a)                                                     0
                                          3,900    Global Cash Access, Inc. (a)                                      60,957
                                          2,100    Global Imaging Systems, Inc. (a)                                  86,688
                                          5,620    Global Payments, Inc.                                            272,851
                                            300    Globix Corp. (a)                                                   1,491
                                          1,800    Greenfield Online, Inc. (a)                                       13,338
                                            200    Gulfport Energy Corp. (a)                                          2,208
                                          1,600    Hansen Natural Corp. (a)                                         296,400
                                          3,400    Harris Interactive, Inc. (a)                                      19,380
                                          4,300    Harte-Hanks, Inc.                                                110,252
                                          1,800    Heidrick & Struggles International, Inc. (a)                      60,912

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          7,220    Hewitt Associates, Inc. Class A (a)                      $       162,306
                                            900    Horizon Health Corp. (a)                                          18,792
                                          1,300    Hudson Highland Group, Inc. (a)                                   14,027
                                          1,700    Huron Consulting Group, Inc. (a)                                  59,653
                                          3,479    Hyperion Solutions Corp. (a)                                      96,020
                                          1,300    i2 Technologies, Inc. (a)                                         16,471
                                         22,377    IAC/InterActiveCorp (a)                                          592,767
                                            800    ICT Group, Inc. (a)                                               19,624
                                          2,500    IHS, Inc. Class A (a)                                             74,075
                                          1,580    IPIX Corp. (a)(f)                                                  1,362
                                          2,610    ITT Educational Services, Inc. (a)                               171,764
                                          1,800    Idenix Pharmaceuticals Inc. (a)                                   16,920
                                          7,890    Identix, Inc. (a)                                                 55,151
                                          2,100    iGate Corp. (a)                                                   13,419
                                          2,800    I-many, Inc. (a)                                                   6,720
                                          2,100    Imergent, Inc. (a)                                                27,300
                                          1,400    Indus International, Inc. (a)                                      4,004
                                          1,600    Infocrossing, Inc. (a)                                            18,480
                                          3,900    InFocus Corp. (a)                                                 11,154
                                          4,800    Informatica Corp. (a)                                             63,168
                                          2,700    Inforte Corp. (a)                                                 12,798
                                          1,840    Infospace, Inc. (a)                                               41,713
                                          3,200    infoUSA, Inc.                                                     32,992
                                          1,093    Innovative Solutions & Support, Inc. (a)                          15,368
                                          1,800    Insteel Industries, Inc.                                          43,560
                                            366    Insure.com, Inc. (a)                                               1,080
                                             83    Insweb Corp. (a)                                                     216
                                            600    Integral Systems, Inc.                                            16,098
                                          3,700    Integrated Alarm Services Group, Inc. (a)(f)                      14,578
                                          2,400    Interactive Intelligence, Inc. (a)                                33,936
                                            500    Interchange Corp. (a)                                              2,410
                                          4,200    Intermec, Inc. (a)                                                96,348
                                         20,100    Internap Network Services Corp. (a)                               21,105
                                          2,600    Internet Security Systems Inc. (a)                                49,010
                                          1,000    Intersections, Inc. (a)                                           10,850
                                          1,000    Intervideo, Inc. (a)                                               9,770
                                          2,800    Interwoven, Inc. (a)                                              24,024
                                          1,400    Intevac, Inc. (a)                                                 30,352
                                             25    Intrusion, Inc. (a)                                                   10
                                          2,280    inVentiv Health, Inc. (a)                                         65,618
                                          2,000    Invitrogen Corp. (a)                                             132,140
                                          3,600    Ipass, Inc. (a)                                                   20,160
                                          8,350    Iron Mountain, Inc. (a)                                          312,123
                                          1,900    JDA Software Group, Inc. (a)                                      26,657
                                          3,600    Jack Henry & Associates, Inc.                                     70,776
                                          2,885    Jacobs Engineering Group, Inc. (a)                               229,761
                                          1,700    John H. Harland Co.                                               73,950
                                          1,900    Jupitermedia Corp. (a)                                            24,700
                                            900    Kanbay International, Inc. (a)                                    13,086

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          3,636    Keane, Inc. (a)                                          $        45,450
                                          2,000    Kelly Services, Inc. Class A                                      54,340
                                          1,900    Kenexa Corp. (a)                                                  60,515
                                          1,000    Keryx Biopharmaceuticals, Inc. (a)                                14,200
                                          1,300    Keynote Systems, Inc. (a)                                         13,403
                                          3,970    Kforce, Inc. (a)                                                  61,495
                                          3,560    Kinder Morgan Management LLC (a)                                 153,151
                                          1,700    Kintera, Inc. (a)                                                  3,315
                                          3,300    Knology, Inc. (a)                                                 30,690
                                          1,400    Korn/Ferry International (a)                                      27,426
                                          1,875    Kronos, Inc. (a)                                                  67,894
                                          1,300    LECG Corp. (a)                                                    24,011
                                             42    LQ Corp., Inc. (a)                                                    69
                                          3,200    Labor Ready, Inc. (a)                                             72,480
                                          6,707    Lamar Advertising Co. Class A (a)                                361,239
                                          2,900    Laureate Education, Inc. (a)                                     123,627
                                          7,800    Lawson Software, Inc. (a)                                         52,260
                                            900    Layne Christensen Co. (a)                                         25,515
                                          3,800    Learning Tree International, Inc. (a)                             33,326
                                            100    Level 8 Systems, Inc. (a)                                              1
                                          2,419    Lightbridge, Inc. (a)                                             31,326
                                          1,500    Lincoln Educational Services Corp. (a)                            25,635
                                          2,700    Lionbridge Technologies Inc. (a)                                  14,931
                                          5,700    LivePerson, Inc. (a)                                              27,645
                                          2,200    LoJack Corp. (a)                                                  41,492
                                          1,342    Looksmart (a)                                                      4,348
                                          1,100    Loudeye Corp. (a)(f)                                               2,475
                                          1,200    Luminex Corp. (a)                                                 20,868
                                            900    MAXIMUS, Inc.                                                     20,835
                                          4,400    MIVA, Inc. (a)                                                    17,820
                                          3,500    MPS Group, Inc. (a)                                               52,710
                                            800    MPW Industrial Services Group, Inc. (a)                            1,992
                                          2,600    MRO Software, Inc. (a)                                            52,182
                                            100    MWI Veterinary Supply, Inc. (a)                                    3,643
                                          2,400    Macquarie Infrastructure Co. Trust                                66,216
                                          1,690    Macrovision Corp. (a)                                             36,369
                                          2,040    Magma Design Automation, Inc. (a)                                 14,994
                                          3,900    Management Network Group, Inc. (a)                                 8,484
                                          1,700    Manhattan Associates, Inc. (a)                                    34,493
                                          3,916    Manpower, Inc.                                                   252,974
                                          1,695    Mantech International Corp. Class A (a)                           52,308
                                          4,900    Manugistics Group, Inc. (a)                                       12,250
                                          1,200    Mapinfo Corp. (a)                                                 15,660
                                          2,400    Marchex, Inc. Class B (a)(f)                                      39,432
                                          1,200    MarketAxess Holdings, Inc. (a)                                    13,212
                                          1,987    Matria Healthcare, Inc. (a)                                       42,562
                                          1,600    Maxygen, Inc. (a)                                                 11,968
                                          7,077    McAfee, Inc. (a)                                                 171,759
                                          4,100    Mechanical Technology, Inc. (a)                                   10,127
                                          1,800    Medical Staffing Network Holdings, Inc. (a)                        8,982

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          2,600    Mentor Graphics Corp. (a)                                $        33,748
                                          1,400    Merge Technologies, Inc. (a)                                      17,192
                                          1,900    MetaSolv, Inc. (a)                                                 5,358
                                          3,700    Metro One Telecommunications, Inc. (a)                             2,331
                                            400    Michael Baker Corp. (a)                                            8,680
                                            990    MicroStrategy, Inc. Class A (a)                                   96,545
                                          1,300    Microvision, Inc. (a)                                              2,509
                                          3,700    Millennium Cell, Inc. (a)(f)                                       5,217
                                          5,966    Mindspeed Technologies, Inc. (a)                                  14,378
                                          2,800    Miravant Medical Technologies (a)                                     64
                                          1,100    Mobius Management Systems, Inc. (a)                                6,380
                                            400    Moldflow Corp. (a)                                                 4,684
                                          1,900    Momenta Pharmaceuticals Inc. (a)                                  24,149
                                          3,600    Morgans Hotel Group Co. (a)                                       56,016
                                          1,900    Morningstar, Inc. (a)                                             78,812
                                          5,900    NAVTEQ Corp. (a)                                                 263,612
                                          1,837    NCO Group, Inc. (a)                                               48,570
                                          3,200    NIC, Inc. (a)                                                     23,136
                                          2,800    NMS Communications Corp. (a)                                      10,136
                                          1,900    NMT Medical, Inc. (a)                                             19,019
                                            800    NVE Corp. (a)(f)                                                  11,496
                                          4,200    National Instruments Corp.                                       115,080
                                            240    Natural Health Trends Corp. (a)                                      893
                                          2,000    Nautilus, Inc. (f)                                                31,420
                                          2,800    Navigant Consulting, Inc. (a)                                     63,420
                                             13    Navisite, Inc. (a)                                                    56
                                          3,720    NetFlix, Inc. (a)                                                101,221
                                            100    Netguru, Inc.                                                         19
                                          3,196    NetIQ Corp. (a)                                                   38,959
                                             57    Netmanage, Inc. (a)                                                  283
                                          2,100    Netratings, Inc. (a)                                              29,169
                                            200    Netscout Systems, Inc. (a)                                         1,784
                                             20    NetSol Technologies, Inc. (a)                                         34
                                          4,600    NeuStar, Inc. Class A (a)                                        155,250
                                            200    New Century Equity Holdings Corp. (a)                                 48
                                          4,400    New Frontier Media, Inc. (a)                                      31,548
                                            900    Nighthawk Radiology Holdings, Inc. (a)                            16,146
                                          2,500    Nutri/System, Inc. (a)                                           155,325
                                          3,200    Odyssey Marine Exploration, Inc. (a)                               7,936
                                          1,500    On Assignment, Inc. (a)                                           13,785
                                            200    On2 Technologies, Inc. (a)                                           138
                                            300    Online Resources Corp. (a)                                         3,102
                                             60    Onvia, Inc. (a)                                                      317
                                            650    Onyx Software Corp. (a)                                            3,237
                                          1,200    Open Solutions, Inc. (a)                                          31,932
                                         13,000    OpenTV Corp. (a)                                                  50,570
                                          4,061    Openwave Systems, Inc. (a)                                        46,864
                                          1,200    Opnet Technologies, Inc. (a)                                      15,552
                                          4,400    Opsware, Inc. (a)                                                 36,256
                                          4,137    Option Care, Inc.                                                 49,561

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          3,200    Orbital Sciences Corp. (a)                               $        51,648
                                          1,745    Orchid Cellmark, Inc. (a)                                          4,869
                                            800    Overland Storage, Inc. (a)                                         5,360
                                            700    PC Mall, Inc. (a)                                                  4,445
                                          1,200    PC-Tel, Inc. (a)                                                  10,248
                                            900    PDI, Inc. (a)                                                     12,951
                                          3,000    PHH Corp. (a)                                                     82,620
                                          4,791    PLATO Learning, Inc. (a)                                          29,800
                                            400    PRA International Inc. (a)                                         8,908
                                          5,700    PRG-Schultz International, Inc. (a)(f)                             2,565
                                          2,700    Pacific Ethanol, Inc. (a)(f)                                      62,424
                                          2,000    Packeteer, Inc. (a)                                               22,680
                                          2,900    Pac-West Telecomm, Inc. (a)                                        1,653
                                          2,907    Panacos Pharmaceuticals, Inc. (a)                                 16,044
                                          2,300    Paxar Corp. (a)                                                   47,311
                                            500    Pegasystems, Inc.                                                  3,210
                                          3,000    Perficient, Inc. (a)                                              37,080
                                          6,500    Perot Systems Corp. Class A (a)                                   94,120
                                          2,595    Per-Se Technologies, Inc. (a)                                     65,342
                                            120    Pfsweb Inc. (a)                                                      118
                                            300    Phase Forward, Inc. (a)                                            3,456
                                          1,800    Phoenix Technologies Ltd. (a)                                      8,658
                                          4,129    Polycom, Inc. (a)                                                 90,508
                                          2,300    Pomeroy IT Solutions, Inc. (a)                                    16,560
                                            200    Poniard Pharmaceuticals, Inc. (a)                                    172
                                          1,030    Pre-Paid Legal Services, Inc.                                     35,535
                                             10    Prescient Applied Intelligence, Inc. (a)                               2
                                          2,533    Priceline.com, Inc. (a)                                           75,635
                                          1,300    Primus Guaranty Ltd. (a)                                          14,430
                                          1,600    Princeton Review, Inc. (a)                                         8,512
                                          3,600    Progress Software Corp. (a)                                       84,276
                                          1,800    ProQuest Co. (a)                                                  22,122
                                            134    Prosoft Learning Corp. (a)                                             5
                                            102    Protection One, Inc.                                               1,430
                                          1,800    The Providence Service Corp. (a)                                  49,014
                                          1,700    QAD, Inc.                                                         13,175
                                          1,800    Quality Systems, Inc.                                             66,276
                                          5,100    Quest Software, Inc. (a)                                          71,604
                                            500    Quixote Corp.                                                      9,010
                                          1,500    Quovadx, Inc. (a)                                                  3,870
                                          4,922    R.H. Donnelley Corp.                                             266,133
                                          4,250    RPC, Inc.                                                        103,190
                                          2,500    RSA Security, Inc. (a)                                            67,975
                                          1,700    Radiant Systems, Inc. (a)                                         17,969
                                          7,700    RealNetworks, Inc. (a)                                            82,390
                                         12,900    Red Hat, Inc. (a)                                                301,860
                                          2,800    Redback Networks, Inc. (a)                                        51,352
                                            400    Remedytemp, Inc. Class A (a)                                       6,796
                                          1,700    Renaissance Learning, Inc.                                        23,035
                                          7,300    Republic Services, Inc. Class A                                  294,482

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          4,000    Resources Connection, Inc. (a)                           $       100,080
                                          4,500    The Reynolds & Reynolds Co. Class A                              138,015
                                          1,465    Rigel Pharmaceuticals, Inc. (a)                                   14,254
                                          2,000    RightNow Technologies, Inc. (a)                                   33,360
                                          2,500    Rural Cellular Corp. Class A (a)                                  27,475
                                          4,200    Rural/Metro Corp. (a)                                             29,316
                                          4,033    SAVVIS, Inc. (a)                                                 119,498
                                          2,415    The SCO Group, Inc. (a)                                            9,902
                                          2,150    SFBC International, Inc. (a)                                      32,594
                                          4,900    SM&A (a)                                                          29,890
                                          1,400    SPAR Group, Inc. (a)                                               1,288
                                          1,809    SPSS, Inc. (a)                                                    58,141
                                          2,500    SRA International, Inc. Class A (a)                               66,575
                                          3,300    SSA Global Technologies, Inc. (a)                                 63,954
                                          2,400    SYKES Enterprises, Inc. (a)                                       38,784
                                            500    SYNNEX Corp. (a)                                                   9,480
                                          1,229    Saba Software, Inc. (a)                                            6,710
                                          1,434    SafeNet, Inc. (a)                                                 25,410
                                            600    Salon Media Group, Inc. (a)                                           93
                                          7,700    Sapient Corp. (a)                                                 40,810
                                            100    Scientific Learning Corp. (a)                                        460
                                          1,900    Seachange International, Inc. (a)                                 13,224
                                          3,200    Secure Computing Corp. (a)                                        27,520
                                          5,700    Selectica, Inc. (a)                                               14,250
                                          2,800    Senomyx, Inc. (a)                                                 40,404
                                            666    Sequenom, Inc. (a)                                                 1,135
                                         20,500    The ServiceMaster Co.                                            211,765
                                         98,225    Sirius Satellite Radio, Inc. (a)(f)                              466,569
                                          3,100    Sirona Dental Systems, Inc.                                      122,822
                                          4,400    Sitel Corp. (a)                                                   17,248
                                          2,500    Smith Micro Software, Inc. (a)                                    40,050
                                            300    Sonic Foundry, Inc. (a)                                              501
                                          3,700    SonicWALL, Inc. (a)                                               33,263
                                            800    Sourcecorp (a)                                                    19,832
                                          1,300    Spartech Corp.                                                    29,380
                                          3,600    Spherion Corp. (a)                                                32,832
                                          1,800    The Standard Register Co.                                         21,330
                                            800    Startek, Inc.                                                     11,960
                                          2,400    Stericycle, Inc. (a)                                             156,240
                                            620    Stratasys, Inc. (a)                                               18,265
                                          6,000    Strategic Diagnostics, Inc. (a)                                   17,640
                                            900    Strayer Education, Inc.                                           87,408
                                          3,000    SupportSoft, Inc. (a)                                             11,820
                                         16,700    Sycamore Networks, Inc. (a)                                       67,802
                                          2,300    Symyx Technologies Inc. (a)                                       55,545
                                         11,000    Synagro Technologies, Inc.                                        43,230
                                          7,705    Synopsys, Inc. (a)                                               144,623
                                          1,600    Synplicity, Inc. (a)                                               9,392
                                          1,400    Syntel, Inc.                                                      28,644
                                          1,300    Sypris Solutions, Inc.                                            12,285

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                         12,400    TIBCO Software, Inc. (a)                                 $        87,420
                                            600    TNS, Inc. (a)                                                     12,414
                                            800    TRC Cos., Inc. (a)                                                 8,424
                                          2,423    Talx Corp.                                                        52,991
                                            880    Tapestry Pharmaceuticals, Inc. (a)                                 2,886
                                             15    Technology Solutions Co. (a)                                         139
                                          2,300    TechTeam Global, Inc. (a)                                         21,045
                                            200    TeleCommunication Systems, Inc. Class A (a)                          478
                                          4,500    TeleTech Holdings, Inc. (a)                                       56,970
                                            200    Tenfold Corp. (a)                                                     60
                                          3,325    Tetra Tech, Inc. (a)                                              58,986
                                          6,050    Tetra Technologies, Inc. (a)                                     183,255
                                          1,500    TheStreet.com, Inc.                                               19,230
                                          2,000    Thomas Group, Inc.                                                28,040
                                          4,200    TradeStation Group, Inc. (a)                                      53,214
                                          1,900    Transaction Systems Architects, Inc. Class A (a)                  79,211
                                          3,400    Trident Microsystems, Inc. (a)                                    64,532
                                          4,300    Trizetto Group (a)                                                63,597
                                          8,777    Tumbleweed Communications Corp. (a)                               25,014
                                          3,600    URS Corp. (a)                                                    151,200
                                          2,500    Ultimate Software Group, Inc. (a)                                 47,900
                                         10,700    Unigene Laboratories, Inc. (a)                                    31,993
                                          3,653    United Online, Inc.                                               43,836
                                            600    Universal Electronics, Inc. (a)                                   10,626
                                          1,255    Universal Technical Institute, Inc. (a)                           27,635
                                             16    Uphonia, Inc. (a)                                                      1
                                          3,600    VA Software Corp. (a)                                             13,968
                                          6,055    ValueClick, Inc. (a)                                              92,944
                                          1,700    Vasco Data Security International Inc. (a)                        14,229
                                          1,900    Verint Systems, Inc. (a)                                          55,461
                                          1,574    Verso Technologies, Inc. (a)(f)                                    1,605
                                             65    VerticalNet, Inc. (a)                                                 77
                                          1,200    Vertrue, Inc. (a)                                                 51,636
                                          1,250    Viad Corp.                                                        39,125
                                          6,030    Viewpoint Corp. (a)                                               10,553
                                          1,730    Vignette Corp. (a)                                                25,223
                                          1,820    Viisage Technology, Inc. (a)(f)                                   27,591
                                          3,600    VistaPrint Ltd. (a)                                               96,264
                                            700    Vital Images, Inc. (a)                                            17,290
                                          1,500    Volt Information Sciences, Inc. (a)                               69,900
                                          2,850    Waste Connections, Inc. (a)                                      103,740
                                          2,000    WatchGuard Technologies (a)                                        8,140
                                          1,940    Watson Wyatt Worldwide, Inc.                                      68,172
                                          2,000    Wave Systems Corp. Class A (a)(f)                                  1,340
                                          2,800    WebEx Communications, Inc. (a)                                    99,512
                                          4,200    WebMD Health Corp. Class A (a)                                   198,660
                                          3,200    webMethods, Inc. (a)                                              31,584
                                          2,800    Websense, Inc. (a)                                                57,512
                                          2,800    Website Pros, Inc. (a)                                            28,812
                                          6,350    Weight Watchers International, Inc.                              259,652

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                            500    Westaff, Inc. (a)                                        $         2,120
                                          5,000    Wind River Systems, Inc. (a)                                      44,500
                                          4,400    Wireless Facilities, Inc. (a)                                     12,100
                                          1,200    Witness Systems, Inc. (a)                                         24,204
                                            200    Worldgate Communications (a)                                         304
                                          7,100    Wynn Resorts Ltd. (a)(f)                                         520,430
                                          3,400    Zix Corp. (a)(f)                                                   2,856
                                                                                                            ---------------
                                                                                                                 28,194,968
---------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.8%                          1,600    AMCOL International Corp.                                         42,160
                                            400    AEP Industries, Inc. (a)                                          13,368
                                          1,425    Aceto Corp.                                                        9,861
                                          3,700    Airgas, Inc.                                                     137,825
                                          2,300    Albemarle Corp.                                                  110,124
                                          1,400    Anika Therapeutics, Inc. (a)                                      13,552
                                          1,200    Arch Chemicals, Inc.                                              43,260
                                          1,500    Bio-Rad Laboratories, Inc. Class A (a)                            97,410
                                          2,300    Brady Corp.                                                       84,732
                                          3,100    Cabot Corp.                                                      107,012
                                          2,300    Calgon Carbon Corp.                                               14,007
                                          9,600    Celanese Corp. Series A                                          196,032
                                         23,560    Celgene Corp. (a)                                              1,117,450
                                         10,700    Chemtura Corp.                                                    99,938
                                          2,200    Cytec Industries, Inc.                                           118,052
                                          7,636    Entegris, Inc. (a)                                                72,771
                                          2,200    Ferro Corp.                                                       35,112
                                          2,000    Georgia Gulf Corp.                                                50,040
                                          1,700    H.B. Fuller Co.                                                   74,069
                                            300    Hawkins, Inc.                                                      4,202
                                         13,900    Huntsman Corp. (a)                                               240,748
                                            550    KMG Chemicals, Inc.                                                4,246
                                          1,600    Koppers Holdings, Inc.                                            31,984
                                          3,382    Kronos Worldwide, Inc.                                            98,924
                                          3,600    Landec Corp. (a)                                                  33,300
                                          3,015    Lubrizol Corp.                                                   120,148
                                         12,056    Lyondell Chemical Co.                                            273,189
                                          1,600    MacDermid, Inc.                                                   46,080
                                            450    Mace Security International, Inc. (a)                              1,071
                                          1,800    Matrixx Initiatives, Inc. (a)                                     28,008
                                         25,500    The Mosaic Co. (a)                                               399,075
                                          8,200    Nalco Holding Co. (a)                                            144,565
                                            620    NewMarket Corp.                                                   30,417
                                          2,100    Nuco2, Inc. (a)                                                   50,484
                                          2,200    OM Group, Inc. (a)                                                67,870
                                          2,392    Olin Corp.                                                        42,889
                                          2,400    Omnova Solutions, Inc. (a)                                        13,632
                                          2,000    Oxigene, Inc. (a)                                                  7,840
                                            400    Penford Corp.                                                      6,760
                                          5,500    PolyOne Corp. (a)                                                 48,290
                                            600    Quaker Chemical Corp.                                             11,220
                                          6,400    RPM International, Inc.                                          115,200

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          4,400    Rentech, Inc. (a)                                        $        20,460
                                          1,900    Repligen Corp. (a)                                                 5,548
                                          3,500    Rockwood Holdings, Inc. (a)                                       80,535
                                            900    Rogers Corp. (a)                                                  50,706
                                          3,900    Rollins, Inc.                                                     76,596
                                          2,500    Schawk, Inc.                                                      43,750
                                          3,200    Schulman A, Inc.                                                  73,248
                                          2,200    Sensient Technologies Corp.                                       46,002
                                            400    Stepan Co.                                                        12,632
                                          1,300    TOR Minerals International, Inc. (a)                               2,795
                                          2,200    Terra Nitrogen Co. LP                                             47,630
                                          1,600    Tredegar Corp.                                                    25,312
                                          1,300    Trex Co., Inc. (a)                                                33,657
                                          4,500    Tronox, Inc. Class A                                              58,410
                                          1,600    UAP Holding Corp.                                                 34,896
                                          5,700    Valspar Corp.                                                    150,537
                                          1,900    WD-40 Co.                                                         63,783
                                          3,900    WR Grace & Co. (a)                                                45,630
                                          4,000    Wellman, Inc.                                                     16,160
                                          4,500    Westlake Chemical Corp.                                          134,100
                                          1,900    Zoltek Cos., Inc. (a)(f)                                          56,791
                                                                                                            ---------------
                                                                                                                  5,336,095
---------------------------------------------------------------------------------------------------------------------------
Construction - 1.6%                         400    Ablest, Inc. (a)                                                   3,400
                                          1,800    American Woodmark Corp.                                           63,072
                                            400    Ameron International Corp.                                        26,808
                                          3,700    Apogee Enterprises, Inc.                                          54,390
                                          7,800    Armstrong Holdings, Inc. (a)                                       4,368
                                          3,800    Beacon Roofing Supply, Inc. (a)                                   83,638
                                          1,764    Beazer Homes USA, Inc.                                            80,915
                                          2,000    BlueLinx Holdings, Inc.                                           26,060
                                          1,876    Brookfield Homes Corp. (f)                                        61,814
                                          1,300    Bucyrus International, Inc.                                       65,650
                                          1,900    Builders FirstSource, Inc. (a)                                    38,684
                                          2,080    Building Material Holding Corp.                                   57,970
                                          2,300    Carter's, Inc. (a)                                                60,789
                                            410    Cavco Industries, Inc. (a)                                        18,220
                                          1,975    Ceradyne, Inc. (a)                                                97,743
                                          3,800    Comstock Homebuilding Cos., Inc. Class A (a)                      24,054
                                            500    Dominion Homes, Inc. (a)(f)                                        4,495
                                          2,133    Dycom Industries, Inc. (a)                                        45,412
                                          1,800    EMCOR Group, Inc. (a)                                             87,606
                                          3,520    Eagle Materials, Inc.                                            167,200
                                          1,700    ElkCorp                                                           47,209
                                          3,975    Florida Rock Industries, Inc.                                    197,437
                                          3,200    Global Power Equipment Group, Inc. (a)                            10,176
                                          1,650    Granite Construction, Inc.                                        74,696
                                          2,800    Hovnanian Enterprises, Inc. Class A (a)                           84,224
                                          1,400    Huttig Building Products, Inc. (a)                                11,340
                                          1,300    Infrasource Services, Inc. (a)                                    23,673

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          2,400    Insituform Technologies, Inc. Class A (a)                $        54,936
                                          1,800    Interline Brands, Inc. (a)                                        42,084
                                            800    International Aluminum Corp.                                      30,400
                                            300    LS Starrett Co. Class A                                            4,095
                                            850    LSI Industries, Inc.                                              14,442
                                          1,380    Levitt Corp. Class A                                              22,080
                                          2,316    MDC Holdings, Inc.                                               120,270
                                          1,200    M/I Homes, Inc.                                                   42,096
                                          2,100    Martin Marietta Materials, Inc.                                  191,415
                                          2,500    Mastec, Inc. (a)                                                  33,025
                                          1,600    Meritage Homes Corp. (a)                                          75,600
                                          1,200    NCI Building Systems, Inc. (a)                                    63,804
                                            419    NVR, Inc. (a)                                                    205,833
                                          2,300    Palm Harbor Homes, Inc. (a)(f)                                    40,457
                                            100    Patriot Transportation Holding, Inc. (a)                           8,678
                                            500    Performance Technologies, Inc. (a)                                 3,450
                                          1,400    Perini Corp. (a)                                                  31,500
                                          6,400    Quanta Services, Inc. (a)                                        110,912
                                          3,100    Quest Resource Corp. (a)                                          42,005
                                          1,500    Ryland Group, Inc.                                                65,355
                                          7,200    SBA Communications Corp. Class A (a)                             188,207
                                          2,200    Simpson Manufacturing Co., Inc.                                   79,310
                                            400    Skyline Corp.                                                     17,112
                                          4,700    Standard-Pacific Corp.                                           120,790
                                          3,300    Technical Olympic USA, Inc.                                       47,388
                                          1,300    Texas Industries, Inc.                                            69,030
                                          7,100    Toll Brothers, Inc. (a)                                          181,547
                                            500    UMH Properties, Inc.                                               7,600
                                          4,300    US Concrete, Inc. (a)                                             47,515
                                          3,100    USG Corp. (a)                                                    226,083
                                          2,600    WCI Communities, Inc. (a)                                         52,364
                                          3,400    WESCO International, Inc. (a)                                    226,984
                                          2,900    Walter Industries, Inc.                                          167,185
                                          4,300    West Corp. (a)                                                   206,013
                                          5,300    Westell Technologies, Inc. Class A (a)                            11,607
                                          3,800    Williams Scotsman International, Inc. (a)                         82,992
                                                                                                            ---------------
                                                                                                                  4,455,207
---------------------------------------------------------------------------------------------------------------------------
Consumer Durables - 0.6%                  1,700    American Technology Corp. (a)                                      4,471
                                          1,665    Applica, Inc. (a)                                                  7,359
                                            800    Bassett Furniture Industries, Inc.                                14,808
                                          4,400    Champion Enterprises, Inc. (a)                                    48,576
                                          1,000    Compx International, Inc.                                         17,900
                                            700    Conn's, Inc. (a)                                                  18,585
                                          1,000    Design Within Reach, Inc. (a)                                      6,840
                                          1,700    Emerson Radio (a)                                                  5,406
                                          2,000    Ethan Allen Interiors, Inc.                                       73,100
                                            200    Flexsteel Industries                                               2,600
                                          1,700    Furniture Brands International, Inc.                              35,428

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                         25,900    Gemstar-TV Guide International, Inc. (a)                 $        91,168
                                          1,600    Genlyte Group, Inc. (a)                                          115,887
                                          2,920    Griffon Corp. (a)                                                 76,212
                                          1,100    Haverty Furniture Cos., Inc.                                      17,259
                                          2,400    Helen of Troy Ltd. (a)                                            44,160
                                          3,400    Interface, Inc. Class A (a)                                       38,930
                                          2,400    Kimball International, Inc. Class B                               47,304
                                            200    Koss Corp.                                                         5,000
                                          3,100    La-Z-Boy, Inc. (f)                                                43,400
                                            600    Lifetime Brands, Inc.                                             13,002
                                            500    Mac-Gray Corp. (a)                                                 6,175
                                          3,364    Mohawk Industries, Inc. (a)                                      236,656
                                            400    National Presto Industries, Inc.                                  20,912
                                          4,905    Restoration Hardware, Inc. (a)                                    35,218
                                          1,700    Rockford Corp. (a)                                                 7,123
                                            500    The Rowe Cos. (a)                                                    810
                                            600    Salton, Inc. (a)                                                   1,422
                                          6,100    Sealy Corp.                                                       80,947
                                          3,150    Select Comfort Corp. (a)                                          72,356
                                          1,500    Stanley Furniture Co., Inc.                                       35,955
                                          1,900    Sturm Ruger & Co., Inc.                                           11,875
                                          5,400    Tempur-Pedic International, Inc. (a)(f)                           72,954
                                          2,990    Toro Co.                                                         139,633
                                          4,300    United Rentals, Inc. (a)                                         137,514
                                            642    Virco Manufacturing Corp. (a)                                      3,210
                                                                                                            ---------------
                                                                                                                  1,590,155
---------------------------------------------------------------------------------------------------------------------------
Containers - 0.3%                        11,700    Crown Holdings, Inc. (a)                                         182,169
                                          9,900    Graphic Packaging Corp. (a)                                       37,521
                                          1,200    Greif, Inc.                                                       89,952
                                          3,000    Mobile Mini, Inc. (a)                                             87,780
                                         10,700    Owens-Illinois, Inc. (a)                                         179,332
                                          2,000    Silgan Holdings, Inc.                                             74,020
                                          5,300    Sonoco Products Co.                                              167,745
                                                                                                            ---------------
                                                                                                                    818,519
---------------------------------------------------------------------------------------------------------------------------
Domestic Oil - 3.1%                       6,800    Abraxas Petroleum Corp. (a)                                       29,376
                                          2,200    Alon USA Energy, Inc.                                             69,234
                                            800    Arena Resources, Inc. (a)                                         27,432
                                          1,889    Atlas America, Inc. (a)                                           84,646
                                          1,200    Basic Energy Services, Inc. (a)                                   36,684
                                          2,000    Bill Barrett Corp. (a)                                            59,220
                                          2,400    Bois d'Arc Energy, Inc. (a)                                       39,528
                                          9,600    CNX Gas Corp. (a)                                                288,000
                                          1,000    Callon Petroleum Co. (a)                                          19,340
                                          2,400    Carrizo Oil & Gas, Inc. (a)                                       75,144
                                          1,300    Clayton Williams Energy, Inc. (a)                                 44,902
                                          2,000    Comstock Resources, Inc. (a)                                      59,720
                                          1,000    Consol Energy, Inc.                                               46,720
                                          2,700    Crosstex Energy LP (f)                                            99,306
                                          4,535    Delta Petroleum Corp. (a)                                         77,322
                                          9,000    Diamond Offshore Drilling Inc.                                   755,370

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                            700    Dorchester Minerals LP                                   $        17,577
                                          4,600    Dresser-Rand Group, Inc. (a)                                     108,008
                                          3,900    EXCO Resources, Inc. (a)                                          44,460
                                          2,300    Edge Petroleum Corp. (a)                                          45,954
                                          1,316    Enbridge Energy Management LLC (a)                                54,601
                                          4,600    Enbridge Energy Partners LP                                      200,330
                                          3,000    Encore Acquisition Co. (a)                                        80,490
                                         12,900    Endeavour International Corp. (a)                                 30,831
                                          3,400    Energy Partners Ltd. (a)                                          64,430
                                         10,700    Energy Transfer Equity LP                                        283,443
                                          8,000    Frontier Oil Corp.                                               259,200
                                          6,400    FX Energy, Inc. (a)                                               29,568
                                          1,300    GMX Resources Inc. (a)                                            40,196
                                          5,100    Gasco Energy, Inc. (a)                                            22,695
                                          9,430    Global Industries Ltd. (a)                                       157,481
                                          2,330    Gulf Island Fabrication, Inc.                                     46,693
                                          2,400    Gulfmark Offshore, Inc. (a)                                       61,992
                                          3,700    Harvest Natural Resources, Inc. (a)                               50,098
                                          5,600    Helix Energy Solutions Group, Inc. (a)                           226,016
                                          1,100    Hercules Offshore, Inc. (a)                                       38,500
                                          4,000    Holly Corp.                                                      192,800
                                          1,200    Houston Exploration Co. (a)                                       73,428
                                          1,200    Inergy Holdings LP                                                38,424
                                          2,900    KCS Energy, Inc. (a)                                              86,130
                                            900    Linn Energy LLC                                                   18,855
                                          3,800    Magellan Midstream Partners                                      129,124
                                          3,499    Mariner Energy, Inc. (a)                                          64,277
                                            200    Markwest Energy Partners LP                                        8,254
                                          1,200    Matrix Service Co. (a)                                            13,728
                                          3,100    McMoRan Exploration Co. (a)(f)                                    54,560
                                          5,100    Meridian Resource Corp. (a)                                       17,850
                                          5,698    Newfield Exploration Co. (a)                                     278,860
                                            700    OYO Geospace Corp. (a)                                            39,977
                                            900    PYR Energy Corp. (a)                                                 945
                                          3,300    Pacific Energy Partners LP                                       107,514
                                          7,710    Patterson-UTI Energy, Inc.                                       218,270
                                          5,216    PetroHawk Energy Corp. (a)                                        65,722
                                          2,800    Petroquest Energy, Inc. (a)                                       34,384
                                          5,675    Pioneer Natural Resources Co.                                    263,377
                                          4,284    Plains Exploration & Production Co. (a)                          173,673
                                          2,600    Pogo Producing Co.                                               119,860
                                          7,200    Pride International, Inc. (a)                                    224,856
                                          2,880    Quicksilver Resources, Inc. (a)                                  106,013
                                          1,800    Remington Oil & Gas Corp. (a)                                     79,146
                                          1,900    Rosetta Resources, Inc. (a)                                       31,578
                                          4,400    St. Mary Land & Exploration Co.                                  177,100
                                          1,579    Stone Energy Corp. (a)                                            73,502
                                          1,200    Suburban Propane Partners LP                                      37,824
                                          1,300    Sunoco Logistics Partners LP                                      53,105
                                          5,600    Superior Energy Services Inc. (a)                                189,840
                                            100    Superior Well Services, Inc. (a)                                   2,490

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          6,400    Syntroleum Corp. (a)(f)                                  $        38,848
                                          4,100    TEPPCO Partners LP                                               144,525
                                          4,500    Teekay Shipping Corp.                                            188,280
                                          4,800    Tesoro Corp.                                                     356,928
                                          4,300    Todco Class A                                                    175,655
                                          3,000    Transmontaigne, Inc. (a)                                          33,630
                                          3,900    Tri-Valley Corp. (a)                                              32,175
                                         10,500    Ultra Petroleum Corp. (a)                                        622,335
                                          1,300    Union Drilling, Inc. (a)                                          19,318
                                          1,700    Universal Compression Holdings, Inc. (a)                         107,049
                                          5,800    Vaalco Energy, Inc. (a)                                           56,608
                                          2,700    Valero LP                                                        133,245
                                            500    Valley National Gases, Inc.                                       13,075
                                          4,600    W&T Offshore, Inc.                                               178,894
                                          4,800    Warren Resources, Inc. (a)                                        68,928
                                          5,600    Western Refining, Inc.                                           120,848
                                          1,400    Whiting Petroleum Corp. (a)                                       58,618
                                                                                                            ---------------
                                                                                                                  8,998,932
---------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 8.4%                   2,200    ABX Air, Inc. (a)                                                 13,288
                                          3,000    AMERIGROUP Corp. (a)                                              93,120
                                            900    ATS Medical, Inc. (a)                                              2,151
                                          4,450    AVANIR Pharmaceuticals Class A (a)(f)                             30,438
                                          3,100    AVI BioPharma, Inc. (a)(f)                                        11,625
                                          2,000    Abaxis, Inc. (a)                                                  44,740
                                          1,100    Abiomed, Inc. (a)                                                 14,267
                                         10,152    Abraxis BioScience, Inc. (a)                                     242,024
                                          1,700    Acadia Pharmaceuticals, Inc. (a)                                  14,348
                                          1,600    Accelrys, Inc. (a)                                                11,408
                                          1,800    Adams Respiratory Therapeutics, Inc. (a)                          80,316
                                          3,600    Adolor Corp. (a)                                                  90,036
                                            100    Advanced Magnetics, Inc. (a)                                       3,022
                                          3,035    Advanced Medical Optics, Inc. (a)                                153,875
                                          1,400    Advancis Pharmaceutical Corp. (a)                                  4,158
                                            700    Air Methods Corp. (a)                                             18,326
                                          2,000    Albany Molecular Research, Inc. (a)                               21,360
                                          2,300    Alexion Pharmaceuticals, Inc. (a)                                 83,076
                                          4,200    Alexza Pharmaceuticals, Inc. (a)                                  30,786
                                          3,800    Align Technology, Inc. (a)                                        28,082
                                          5,400    Alkermes, Inc. (a)                                               102,168
                                          3,300    Alliance Imaging, Inc. (a)                                        21,120
                                          5,800    Allos Therapeutics (a)                                            20,300
                                          2,345    Allscripts Healthcare Solutions, Inc. (a)                         41,155
                                          2,600    Alpharma, Inc. Class A                                            62,504
                                            400    Altus Pharmaceuticals, Inc. (a)                                    7,380
                                          1,500    Amedisys, Inc. (a)                                                56,850
                                            800    America Service Group, Inc. (a)                                   12,416
                                            800    American Dental Partners, Inc. (a)                                12,208
                                          5,800    American Medical Systems Holdings, Inc. (a)                       96,570
                                          2,600    Amsurg Corp. (a)                                                  59,150
                                          8,700    Amylin Pharmaceuticals, Inc. (a)                                 429,519

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          1,700    Anadys Pharmaceuticals, Inc. (a)                         $         4,964
                                          4,200    Andrx Corp. (a)                                                   97,398
                                            400    Anesiva, Inc. (a)                                                  3,040
                                            513    Angiodynamics, Inc. (a)                                           13,877
                                          3,200    Antigenics, Inc. (a)(f)                                            6,784
                                          4,300    Applera Corp. - Celera Genomics Group (a)                         55,685
                                          2,300    Apria Healthcare Group, Inc. (a)                                  43,470
                                          1,640    Aradigm Corp. (a)                                                  2,214
                                          2,740    Arena Pharmaceuticals, Inc. (a)                                   31,729
                                          3,600    Ariad Pharmaceuticals, Inc. (a)                                   16,236
                                          2,430    Arqule, Inc. (a)                                                  13,705
                                          4,800    Array Biopharma, Inc. (a)                                         41,280
                                          2,400    Arrow International, Inc.                                         78,888
                                          1,700    Arthrocare Corp. (a)                                              71,417
                                          1,100    Aspect Medical Systems, Inc. (a)                                  19,184
                                          3,700    Atherogenics Inc. (a)(f)                                          48,285
                                          4,400    Avant Immunotherapeutics, Inc. (a)                                 7,084
                                          1,000    Avigen, Inc. (a)                                                   5,180
                                          3,000    Axonyx, Inc. (a)                                                   2,550
                                          1,700    Barrier Therapeutics, Inc. (a)                                    11,118
                                          2,300    Beckman Coulter, Inc.                                            127,765
                                            900    Bentley Pharmaceuticals, Inc. (a)                                  9,864
                                          1,700    BioCryst Pharmaceuticals, Inc. (a)                                24,361
                                          5,700    Bioenvision, Inc. (a)                                             30,381
                                          2,400    Biolase Technology, Inc. (f)                                      20,160
                                          6,500    BioMarin Pharmaceuticals, Inc. (a)                                93,405
                                         16,816    Biopure Corp. (a)(f)                                              20,516
                                          1,900    Bio-Reference Labs, Inc. (a)                                      41,344
                                          2,596    Bioscript, Inc. (a)                                               13,941
                                          1,460    Biosite, Inc. (a)                                                 66,664
                                            900    BioSphere Medical, Inc. (a)                                        5,715
                                          1,800    BioVeris Corp. (a)                                                14,490
                                            900    Bradley Pharmaceuticals, Inc. (a)                                  9,180
                                            388    Britesmile, Inc. (a)                                               1,121
                                            800    CNS, Inc.                                                         19,600
                                          3,900    CV Therapeutics, Inc. (a)                                         54,483
                                         16,300    Calypte Biomedical Corp. (a)                                       3,260
                                          1,200    Cambrex Corp.                                                     24,996
                                            510    Cardiac Science Corp. (a)                                          4,024
                                          2,900    Cardiodynamics International Corp. (a)                             3,654
                                          1,476    Cardiotech International, Inc. (a)                                 2,893
                                         18,900    Cell Therapeutics, Inc. (a)(f)                                    27,216
                                          2,500    Centene Corp. (a)                                                 58,825
                                          3,100    Cephalon, Inc. (a)                                               186,310
                                          1,400    Cerus Corp. (a)                                                    9,982
                                          3,192    Charles River Laboratories International, Inc. (a)               117,466
                                            900    Cholestech Corp. (a)                                              11,430
                                          1,700    Ciphergen Biosystems, Inc. (a)                                     1,887
                                         11,200    Clarient, Inc. (a)                                                 9,632
                                             58    Clinical Data, Inc. (a)                                              930

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          2,700    Collagenex Pharmaceuticals, Inc. (a)                     $        32,346
                                          8,600    Columbia Laboratories, Inc. (a)                                   30,100
                                          4,400    Community Health Systems, Inc. (a)                               161,700
                                          1,800    Conceptus, Inc. (a)                                               24,552
                                          2,050    Conmed Corp. (a)                                                  42,435
                                          2,800    Conor Medsystems, Inc. (a)                                        77,252
                                          3,143    Cooper Cos., Inc.                                                139,203
                                            142    CorAutus Genetics, Inc. (a)                                           99
                                            600    Corvel Corp. (a)                                                  15,000
                                          3,300    Covance, Inc. (a)                                                202,026
                                          2,400    CryoLife, Inc. (a)                                                12,960
                                          4,000    Cubist Pharmaceuticals, Inc. (a)                                 100,720
                                          3,300    Curis, Inc. (a)                                                    4,455
                                          1,700    Cutera, Inc. (a)                                                  33,524
                                          1,500    Cyberonics, Inc. (a)(f)                                           31,980
                                          2,200    Cynosure, Inc. Class A (a)                                        31,460
                                          3,900    Cypress Bioscience, Inc. (a)                                      23,946
                                            930    Cytogen Corp. (a)                                                  2,325
                                          1,700    Cytokinetics, Inc. (a)                                            10,693
                                          6,300    Cytyc Corp. (a)                                                  159,768
                                            700    DJO, Inc. (a)                                                     25,781
                                          6,150    Dade Behring Holdings, Inc.                                      256,086
                                          1,400    Datascope Corp.                                                   43,176
                                          7,200    DaVita, Inc. (a)                                                 357,840
                                            900    Daxor Corp. (a)                                                   15,444
                                          8,130    Dendreon Corp. (a)                                                39,349
                                          3,950    Dentsply International, Inc.                                     239,370
                                          5,600    Depomed, Inc. (a)                                                 32,872
                                          3,000    DexCom, Inc. (a)                                                  40,740
                                          1,700    Diagnostic Products Corp.                                         98,889
                                          1,300    Dialysis Corp. of America (a)                                     14,365
                                            200    Diametrics Medical, Inc. (a)                                          14
                                          1,000    Digene Corp. (a)                                                  38,740
                                         14,000    Discovery Laboratories, Inc. (a)                                  29,260
                                          5,200    Dov Pharmaceutical, Inc. (a)                                      11,024
                                          7,800    Durect Corp. (a)                                                  30,186
                                          1,300    Dusa Pharmaceuticals, Inc. (a)                                     7,345
                                              4    Dynacq Healthcare, Inc. (a)                                            5
                                          1,600    EPIX Pharmaceuticals, Inc. (a)                                     6,960
                                            600    E-Z-EM, Inc. (a)                                                   8,160
                                          3,300    Edwards Lifesciences Corp. (a)                                   149,919
                                          3,400    Emisphere Technologies, Inc. (a)                                  29,002
                                          4,081    Encore Medical Corp. (a)                                          19,630
                                          8,800    Endo Pharmaceuticals Holdings, Inc. (a)                          290,224
                                          6,200    Endologix, Inc. (a)                                               21,948
                                          4,300    Entremed, Inc. (a)                                                 7,095
                                          1,373    Enzo Biochem, Inc. (a)                                            20,705
                                          5,200    Enzon Pharmaceuticals, Inc. (a)                                   39,208
                                            673    EpiCept Corp. (a)(f)                                               1,615
                                            725    Escalon Medical Corp. (a)                                          3,661

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          3,781    ev3, Inc. (a)(f)                                         $        55,997
                                          1,600    Exact Sciences Corp. (a)                                           3,360
                                            700    Exactech, Inc. (a)                                                 9,625
                                         17,300    Fonar Corp. (a)                                                   10,034
                                          1,300    FoxHollow Technologies Inc. (a)(f)                                35,516
                                          3,400    Genaera Corp. (a)                                                  1,904
                                          1,900    Gene Logic, Inc. (a)                                               2,565
                                          1,060    Genelabs Technologies, Inc. (a)                                    1,516
                                         73,340    Genentech, Inc. (a)(f)                                         5,999,212
                                          1,150    Genesis HealthCare Corp. (a)                                      54,476
                                          2,100    Genitope Corp. (a)                                                13,272
                                          2,600    Gen-Probe, Inc. (a)                                              140,348
                                          7,800    Genta, Inc. (a)                                                   12,792
                                          3,800    Geron Corp. (a)                                                   26,220
                                          7,300    GlobeTel Communications Corp. (a)(f)                               8,833
                                          1,200    Greatbatch, Inc. (a)                                              28,320
                                          3,800    HMS Holdings Corp. (a)                                            40,736
                                          1,600    Haemonetics Corp. (a)                                             74,416
                                          5,900    Health Grades Inc. (a)                                            26,314
                                          5,080    Health Net, Inc. (a)                                             229,464
                                          1,551    Healthcare Services Group                                         32,493
                                          2,200    HealthExtras, Inc. (a)                                            66,484
                                          2,600    Healthspring, Inc. (a)                                            48,750
                                          1,900    HealthTronics, Inc. (a)                                           14,535
                                          2,500    Healthways, Inc. (a)                                             131,600
                                          1,300    Hemispherx Biopharma, Inc. (a)(f)                                  3,302
                                          3,900    Henry Schein, Inc. (a)                                           182,247
                                          4,200    Herbalife Ltd. (a)                                               167,580
                                          2,745    Hillenbrand Industries, Inc.                                     133,133
                                            775    Hi-Tech Pharmacal Co., Inc. (a)                                   12,842
                                          2,300    Hollis-Eden Pharmaceuticals (a)                                   11,017
                                          2,600    Hologic, Inc. (a)                                                128,336
                                          4,600    Hooper Holmes, Inc.                                               14,030
                                          7,600    Human Genome Sciences, Inc. (a)                                   81,320
                                          2,900    Hydron Technologies, Inc. (a)                                      1,247
                                          3,700    ICOS Corp. (a)                                                    81,363
                                          1,200    ICU Medical, Inc. (a)                                             50,688
                                          1,600    II-VI, Inc. (a)                                                   29,280
                                          2,500    Idexx Laboratories, Inc. (a)                                     187,825
                                          1,100    I-Flow Corp. (a)                                                  11,902
                                          5,921    ImClone Systems, Inc. (a)                                        228,787
                                          3,937    Immucor, Inc. (a)                                                 75,709
                                          4,000    Immunicon Corp. (a)                                               20,840
                                          2,900    Immunogen, Inc. (a)                                                9,077
                                          3,200    Immunomedics, Inc. (a)(f)                                          8,448
                                          7,200    Incyte Corp. (a)                                                  33,120
                                          5,800    Indevus Pharmaceuticals, Inc. (a)                                 31,726
                                          4,200    Insmed, Inc. (a)(f)                                                6,720
                                          7,200    Inspire Pharmaceuticals, Inc. (a)                                 33,480
                                          1,900    Integra LifeSciences Holdings Corp. (a)                           73,739

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          3,600    InterMune, Inc. (a)(f)                                   $        59,220
                                          1,700    IntraLase Corp. (a)                                               28,458
                                          2,600    Introgen Therapeutics, Inc. (a)(f)                                11,050
                                          1,650    Intuitive Surgical, Inc. (a)                                     194,651
                                          1,900    Invacare Corp.                                                    47,272
                                          1,128    Inverness Medical Innovations, Inc. (a)                           31,843
                                          4,400    Isis Pharmaceuticals, Inc. (a)                                    26,620
                                          4,600    Ista Pharmaceuticals, Inc. (a)                                    33,212
                                          2,200    KV Pharmaceutical Co. Class A (a)                                 41,052
                                          1,300    Kendle International, Inc. (a)                                    47,749
                                            700    Kensey Nash Corp. (a)                                             20,650
                                          2,190    Kindred Healthcare, Inc. (a)                                      56,940
                                          4,515    Kinetic Concepts, Inc. (a)                                       199,337
                                          1,700    Kosan Biosciences, Inc. (a)                                        6,800
                                          1,900    Kyphon, Inc. (a)                                                  72,884
                                          1,150    LCA-Vision, Inc.                                                  60,847
                                            740    La Jolla Pharmaceutical Co. (a)                                    2,716
                                          1,100    Lakeland Industries, Inc. (a)                                     16,467
                                            400    Landauer, Inc.                                                    19,160
                                            300    Langer, Inc. (a)                                                   1,230
                                            800    Lectec Corp. (a)                                                     264
                                          2,700    Lexicon Genetics, Inc. (a)                                        11,853
                                          2,700    Lifecell Corp. (a)                                                83,484
                                            700    Lifecore Biomedical, Inc. (a)                                     10,990
                                          2,545    LifePoint Hospitals, Inc. (a)                                     81,771
                                          4,600    Lincare Holdings, Inc. (a)                                       174,064
                                          4,540    MGI Pharma, Inc. (a)                                              97,610
                                            126    Macrochem Corp. (a)                                                   82
                                          2,879    Magellan Health Services, Inc. (a)                               130,447
                                          3,100    Mannatech, Inc.                                                   39,091
                                          2,900    MannKind Corp. (a)                                                61,799
                                          1,100    Martek Biosciences Corp. (a)                                      31,845
                                          7,100    Medarex, Inc. (a)                                                 68,231
                                          2,300    Medcath Corp. (a)                                                 43,332
                                            600    Medical Action Industries, Inc. (a)                               13,254
                                          2,870    Medicines Co. (a)                                                 56,109
                                          1,900    Medicis Pharmaceutical Corp. Class A                              45,600
                                          1,800    Medifast Inc (a)                                                  32,166
                                          2,030    Medis Technologies Ltd. (a)(f)                                    41,168
                                            300    Medwave, Inc. (a)                                                    759
                                          2,600    Mentor Corp.                                                     113,100
                                          1,350    Meridian Bioscience, Inc.                                         33,683
                                          1,568    Merit Medical Systems, Inc. (a)                                   21,576
                                            300    Metropolitan Health Networks, Inc. (a)                               837
                                            533    Micromet, Inc. (a)                                                 2,281
                                          2,600    Microtek Medical Holdings, Inc. (a)                                9,932
                                         13,838    Millennium Pharmaceuticals, Inc. (a)                             137,965
                                          1,500    Mine Safety Appliances Co.                                        60,300
                                          1,000    Molecular Devices Corp. (a)                                       30,560
                                          1,700    Molina Healthcare, Inc. (a)                                       64,685

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          6,760    Monogram Biosciences, Inc. (a)                           $        13,385
                                          2,500    Myogen, Inc. (a)                                                  72,500
                                          1,800    Myriad Genetics, Inc. (a)                                         45,450
                                          4,000    NBTY, Inc. (a)                                                    95,640
                                          6,040    NPS Pharmaceuticals, Inc. (a)                                     29,475
                                          3,500    Nabi Biopharmaceuticals (a)                                       20,090
                                            150    National Dentex Corp. (a)                                          3,480
                                            400    National Healthcare Corp.                                         17,820
                                            400    Natrol, Inc. (a)                                                     756
                                          1,100    Natus Medical, Inc. (a)                                           10,879
                                          5,200    Nektar Therapeutics (a)                                           95,368
                                          4,986    Neopharm, Inc. (a)                                                26,575
                                          1,900    Neose Technologies, Inc. (a)                                       7,695
                                          3,745    Neurocrine Biosciences, Inc. (a)                                  39,697
                                          2,400    Neurogen Corp. (a)                                                12,288
                                          1,300    Neurometrix, Inc. (a)                                             39,598
                                          3,100    New River Pharmaceuticals, Inc. (a)(f)                            88,350
                                          1,600    Northfield Laboratories, Inc. (a)(f)                              15,824
                                          3,500    Novavax, Inc. (a)(f)                                              17,640
                                          2,000    Noven Pharmaceuticals, Inc. (a)                                   35,800
                                            250    Novoste Corp. (a)                                                    663
                                          1,400    Nutraceutical International Corp. (a)                             21,462
                                          3,300    NuVasive, Inc. (a)                                                60,159
                                          2,921    Nuvelo, Inc. (a)                                                  48,635
                                          2,667    OSI Pharmaceuticals, Inc. (a)                                     87,904
                                          4,500    Oakley, Inc.                                                      75,825
                                          3,050    Odyssey HealthCare, Inc. (a)                                      53,589
                                          4,900    Omnicare, Inc.                                                   232,358
                                          3,700    Onyx Pharmaceuticals, Inc. (a)                                    62,271
                                          4,775    OraSure Technologies, Inc. (a)                                    45,458
                                          4,100    Orthologic Corp. (a)                                               6,642
                                          5,920    Orthovita, Inc. (a)                                               24,982
                                          4,400    Oscient Pharmaceuticals Corp. (a)                                  3,784
                                          3,300    Osteotech, Inc. (a)                                               13,332
                                          2,300    Owens & Minor, Inc.                                               65,780
                                          5,100    PDL BioPharma, Inc. (a)                                           93,891
                                          5,500    PSS World Medical, Inc. (a)                                       97,075
                                          4,500    Pain Therapeutics, Inc. (a)                                       37,575
                                          1,200    Par Pharmaceutical Cos., Inc. (a)                                 22,152
                                          2,400    Parexel International Corp. (a)                                   69,240
                                          1,180    Pediatric Services of America, Inc. (a)                           14,726
                                          3,400    Pediatrix Medical Group, Inc. (a)                                154,020
                                          2,200    Penwest Pharmaceuticals Co. (a)                                   48,026
                                         20,800    Peregrine Pharmaceuticals, Inc. (a)                               34,528
                                          5,500    Perrigo Co.                                                       88,550
                                          2,700    PetMed Express, Inc. (a)                                          29,619
                                          5,600    Pharmaceutical Product Development, Inc.                         196,672
                                            700    Pharmacopeia Drug Discovery, Inc. (a)                              2,800
                                          2,290    Pharmacyclics, Inc. (a)                                            8,839

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          3,100    Pharmion Corp. (a)                                       $        52,793
                                          1,140    Pharmos Corp. (a)                                                  2,394
                                          1,423    PolyMedica Corp.                                                  51,171
                                          4,400    Pozen, Inc. (a)                                                   30,976
                                            620    Praecis Pharmaceuticals, Inc. (a)                                  1,885
                                          2,500    Prestige Brands Holdings, Inc. (a)                                24,925
                                          2,400    Progenics Pharmaceuticals, Inc. (a)                               57,744
                                            800    Proxymed, Inc. (a)                                                 5,808
                                            125    Psychemedics Corp.                                                 2,195
                                          3,132    Psychiatric Solutions, Inc. (a)                                   89,763
                                          2,700    QMed, Inc. (a)                                                    10,908
                                          1,900    Quidel Corp. (a)                                                  18,050
                                          2,000    Radiation Therapy Services, Inc. (a)                              53,820
                                          1,100    Radiologix, Inc. (a)                                               2,530
                                          1,600    Regeneration Technologies, Inc. (a)                               10,240
                                          2,800    Regeneron Pharmaceuticals, Inc. (a)                               35,896
                                          1,900    RehabCare Group, Inc. (a)                                         33,022
                                          1,800    Renovis, Inc. (a)                                                 27,558
                                          1,200    Res-Care, Inc. (a)                                                24,000
                                          5,300    Resmed, Inc. (a)                                                 248,835
                                          4,200    Respironics, Inc. (a)                                            143,724
                                          1,300    Retractable Technologies, Inc. (a)                                 4,810
                                          7,000    Rita Medical Systems, Inc. (a)                                    24,220
                                          4,203    Salix Pharmaceuticals Ltd. (a)                                    51,697
                                          4,500    Sangamo Biosciences, Inc. (a)                                     26,550
                                          2,700    Santarus, Inc. (a)(f)                                             17,955
                                          3,500    Savient Pharmaceuticals, Inc. (a)                                 18,375
                                          5,700    Sciclone Pharmaceuticals, Inc. (a)                                13,053
                                          2,850    Sciele Pharma, Inc. (a)                                           66,092
                                          3,600    Seattle Genetics, Inc. (a)                                        16,560
                                          4,955    Sepracor, Inc. (a)                                               283,129
                                          2,385    Serologicals Corp. (a)                                            74,984
                                          4,000    Sierra Health Services, Inc. (a)                                 180,120
                                          2,015    Sirna Therapeutics, Inc. (a)                                      11,486
                                            200    Somaxon Pharmaceuticals, Inc. (a)                                  3,122
                                          3,500    Sonic Innovations, Inc. (a)                                       15,750
                                          1,600    SonoSite, Inc. (a)                                                62,464
                                          1,900    Sparta Surgical Corp. (a)                                              0
                                            755    Specialized Health Products International, Inc. (a)                  294
                                             16    Spectrum Pharmaceuticals, Inc. (a)                                    62
                                          2,400    Staar Surgical Co. (a)                                            18,576
                                         12,600    Star Scientific, Inc. (a)                                         32,508
                                          5,400    StemCells, Inc. (a)                                               11,070
                                            300    Stereotaxis, Inc. (a)                                              3,237
                                          2,800    Steris Corp.                                                      64,008
                                          3,000    Sunrise Senior Living, Inc. (a)                                   82,950
                                          3,130    SuperGen, Inc. (a)                                                11,362
                                          1,500    SurModics, Inc. (a)(f)                                            54,165
                                            300    Symbion, Inc. (a)                                                  6,228

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                            900    Symmetry Medical, Inc. (a)                               $        13,860
                                          2,100    Synovis Life Technologies, Inc. (a)                               20,643
                                          8,500    SyntheMed, Inc. (a)                                                6,545
                                          3,800    Tanox, Inc. (a)                                                   52,554
                                            850    Targeted Genetics Corp. (a)                                        1,938
                                          2,300    Techne Corp. (a)                                                 117,116
                                          3,730    Telik, Inc. (a)                                                   61,545
                                          2,600    Tercica, Inc. (a)                                                 13,754
                                          1,900    Theragenics Corp. (a)                                              6,479
                                          3,100    Theravance, Inc. (a)                                              70,928
                                          8,700    Third Wave Technologies, Inc. (a)                                 25,926
                                          3,100    Thoratec Corp. (a)                                                42,997
                                          7,400    Threshold Pharmaceuticals, Inc. (a)                               25,900
                                          2,800    Titan Pharmaceuticals, Inc. (a)                                    5,992
                                            900    Transgenomic, Inc. (a)                                               414
                                          3,146    Triad Hospitals, Inc. (a)                                        124,519
                                          1,500    Trimeris, Inc. (a)                                                17,235
                                          1,600    TriPath Imaging, Inc. (a)                                         10,592
                                            700    Tripos, Inc. (a)                                                   1,519
                                            800    US Physical Therapy, Inc. (a)                                     11,712
                                          1,900    USANA Health Sciences, Inc. (a)                                   72,010
                                          2,100    United Surgical Partners International, Inc. (a)                  63,147
                                          1,400    United Therapeutics Corp. (a)                                     80,878
                                          1,500    Universal Display Corp. (a)                                       19,965
                                          1,800    Universal Health Services, Inc. Class B                           90,468
                                          1,700    Urologix, Inc. (a)                                                 5,338
                                          1,100    Utah Medical Products, Inc.                                       33,011
                                          3,640    VCA Antech, Inc. (a)                                             116,225
                                          3,100    Valeant Pharmaceuticals International                             52,452
                                            193    Valentis, Inc. (a)                                                   639
                                          5,820    Varian Medical Systems, Inc. (a)                                 275,577
                                          2,300    Vasomedical, Inc. (a)                                                115
                                          2,200    Ventana Medical Systems Inc. (a)                                 103,796
                                          4,762    Vertex Pharmaceuticals, Inc. (a)                                 174,813
                                          2,600    ViaCell, Inc. (a)                                                 11,830
                                          1,800    Viasys Healthcare, Inc. (a)                                       46,080
                                          1,000    Vical, Inc. (a)                                                    5,550
                                          3,300    Vion Pharmaceuticals, Inc. (a)                                     4,389
                                          1,390    Viragen, Inc. (a)(f)                                                 514
                                          3,700    Viropharma, Inc. (a)                                              31,894
                                          1,205    VistaCare, Inc. Class A (a)                                       14,581
                                            700    Vital Signs, Inc.                                                 34,671
                                          7,600    Vivus, Inc. (a)                                                   29,260
                                             60    Vnus Medical Technologies, Inc. (a)                                  503
                                          1,600    West Pharmaceutical Services, Inc.                                58,048
                                          1,400    Wright Medical Group, Inc. (a)                                    29,302
                                         16,500    XOMA Ltd. (a)                                                     28,050
                                            200    Xenoport, Inc. (a)                                                 3,622

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          2,700    Zila, Inc. (a)                                           $         8,748
                                          1,455    Zoll Medical Corp. (a)                                            47,666
                                          2,900    Zymogenetics, Inc. (a)                                            55,013
                                                                                                            ---------------
                                                                                                                 24,282,316
---------------------------------------------------------------------------------------------------------------------------
Electronics - 5.0%                        7,300    8x8, Inc. (a)(f)                                                   7,081
                                             56    ACE*COMM Corp. (a)                                                   152
                                            900    ADE Corp. (a)                                                     29,241
                                          4,700    AMIS Holdings, Inc. (a)                                           47,000
                                          3,100    APAC Customer Services, Inc. (a)                                   5,952
                                          1,800    ATMI, Inc. (a)                                                    44,316
                                         10,300    AVX Corp.                                                        162,637
                                          1,200    AXT, Inc. (a)                                                      3,888
                                          2,400    Actel Corp. (a)                                                   34,440
                                          2,600    Acuity Brands, Inc.                                              101,166
                                          4,800    Acxiom Corp.                                                     120,000
                                            400    Advanced Analogic Technologies, Inc. (a)                           4,192
                                          2,200    Advanced Energy Industries, Inc. (a)                              29,128
                                         11,863    Agere Systems, Inc. (a)                                          174,386
                                          2,200    Agilysys, Inc.                                                    39,600
                                             20    Airnet Communications Corp. (a)                                        1
                                          1,400    Alliance Fiber Optic Products, Inc. (a)                            2,030
                                          5,000    Alliance Semiconductor Corp. (a)                                  13,550
                                          1,962    Alliant Techsystems, Inc. (a)                                    149,799
                                          8,400    Altair Nanotechnologies, Inc. (a)                                 25,788
                                          1,100    American Physicians Capital, Inc. (a)                             57,849
                                            700    American Science & Engineering, Inc. (a)                          40,544
                                            100    American Technical Ceramics Corp. (a)                              1,320
                                         11,110    Amkor Technology, Inc. (a)                                       105,101
                                            600    Ampex Corp. (a)                                                    6,996
                                          4,005    Amphenol Corp. Class A                                           224,120
                                            100    Amtech Systems, Inc. (a)                                             697
                                          2,800    Anadigics, Inc. (a)                                               18,816
                                          2,300    Anaren, Inc. (a)                                                  47,127
                                          2,300    Anixter International, Inc.                                      109,158
                                         11,500    Applied Micro Circuits Corp. (a)                                  31,395
                                          5,100    Arris Group, Inc. (a)                                             66,912
                                          5,400    Arrow Electronics, Inc. (a)                                      173,880
                                          4,300    Asyst Technologies Inc. (a)                                       32,379
                                          2,100    Atheros Communications Inc. (a)                                   39,816
                                         24,800    Atmel Corp. (a)                                                  137,640
                                          2,200    Audiovox Corp. Class A (a)                                        30,052
                                         12,400    Avanex Corp. (a)                                                  21,824
                                          2,456    Avid Technology, Inc. (a)                                         81,858
                                          6,564    Avnet, Inc. (a)                                                  131,411
                                            900    Aware, Inc. (a)                                                    5,112
                                          7,500    Axcelis Technologies, Inc. (a)                                    44,250
                                          1,500    Axsys Technologies, Inc. (a)                                      22,605
                                            400    Badger Meter, Inc.                                                10,800
                                            600    Bel Fuse, Inc.                                                    19,686
                                          2,800    Belden CDT, Inc.                                                  92,540

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          2,135    Bell Microproducts, Inc. (a)                             $        11,572
                                          3,700    Benchmark Electronics, Inc. (a)                                   89,244
                                          3,200    Bookham, Inc. (a)                                                 10,752
                                          3,580    Broadwing Corp. (a)                                               37,053
                                          5,482    Brooks Automation, Inc. (a)                                       64,688
                                          5,300    Bruker BioSciences Corp. (a)                                      28,408
                                          1,800    C&D Technologies, Inc.                                            13,536
                                          2,800    C-COR, Inc. (a)                                                   21,616
                                         22,100    CMGI, Inc. (a)                                                    26,741
                                          2,200    CTS Corp.                                                         32,758
                                            800    Cabot Microelectronics Corp. (a)                                  24,248
                                         13,200    Cadence Design Systems, Inc. (a)                                 226,380
                                          1,300    CalAmp Corp. (a)                                                  11,557
                                          4,000    California Micro Devices CP (a)                                   16,000
                                          2,385    Caliper Life Sciences, Inc. (a)                                   11,901
                                          1,100    Candela Corp. (a)                                                 17,446
                                          6,800    Captaris, Inc. (a)                                                31,620
                                          3,200    Cepheid, Inc. (a)                                                 31,072
                                          1,103    Ceva, Inc. (a)                                                     6,375
                                            700    Champion Industries, Inc.                                          5,838
                                          2,300    Checkpoint Systems, Inc. (a)                                      51,083
                                          5,100    Cirrus Logic, Inc. (a)                                            41,514
                                          2,200    Coherent, Inc. (a)                                                74,206
                                          1,300    Cohu, Inc.                                                        22,815
                                          1,900    CommScope, Inc. (a)                                               59,698
                                          1,800    Comtech Telecommunications Corp. (a)                              52,686
                                         27,548    Conexant Systems, Inc. (a)                                        68,870
                                          4,200    Cox Radio, Inc. Class A (a)                                       60,564
                                          7,700    Credence Systems Corp. (a)                                        26,950
                                          3,400    Cree, Inc. (a)(f)                                                 80,784
                                          1,605    Cymer, Inc. (a)                                                   74,568
                                          6,200    Cypress Semiconductor Corp. (a)                                   90,148
                                          3,200    Daktronics, Inc.                                                  92,384
                                            100    Dataram Corp.                                                        467
                                          3,627    DDi Corp. (a)                                                     29,741
                                          2,600    DSP Group, Inc. (a)                                               64,610
                                            700    DTS, Inc. (a)                                                     13,636
                                          1,300    DealerTrack Holdings, Inc. (a)                                    28,743
                                          2,200    Diodes, Inc. (a)                                                  91,168
                                          1,600    Dionex Corp. (a)                                                  87,456
                                          6,100    Dolby Laboratories, Inc. Class A (a)                             142,130
                                            600    Ducommun, Inc. (a)                                                11,112
                                          1,400    Dynamics Research Corp. (a)                                       19,012
                                          2,800    EFJ, Inc. (a)                                                     16,828
                                            700    EMS Technologies, Inc. (a)                                        12,579
                                          4,000    ESS Technology, Inc. (a)                                           8,640
                                            382    Eagle Broadband, Inc. (a)                                            420
                                          2,500    Electro Scientific Industries, Inc. (a)                           44,975
                                          1,700    Electroglas, Inc. (a)                                              5,168
                                          3,300    Electronics for Imaging Inc. (a)                                  68,904

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                            200    eMagin Corp. (a)                                         $            58
                                          1,900    Emcore Corp. (a)                                                  18,240
                                          1,400    Empire Resources, Inc.                                            18,508
                                          3,400    Emulex Corp. (a)                                                  55,318
                                          1,000    EndWare Corp. (a)                                                 12,430
                                          3,300    Energizer Holdings, Inc. (a)                                     193,281
                                          1,600    Energy Conversion Devices, Inc. (a)                               58,288
                                          1,800    EnerSys (a)                                                       37,620
                                            125    Entrada Networks, Inc. (a)                                             0
                                          3,700    Exar Corp. (a)                                                    49,099
                                          4,300    Exide Technologies (a)                                            18,404
                                          3,100    FEI Co. (a)                                                       70,308
                                          5,300    FSI International, Inc. (a)                                       36,517
                                          5,600    Fairchild Semiconductor International, Inc. (a)                  101,752
                                          1,600    Faro Technologies, Inc. (a)                                       27,136
                                          4,000    Flir Systems, Inc. (a)                                            88,240
                                          1,000    Flotek Industries, Inc. (a)                                       15,550
                                          2,000    Formfactor, Inc. (a)                                              89,260
                                          2,900    FuelCell Energy, Inc. (a)(f)                                      27,782
                                          2,400    GTC Biotherapeutics, Inc. (a)                                      3,648
                                          2,900    General Cable Corp. (a)                                          101,500
                                          3,100    Genesis Energy LP                                                 43,338
                                          3,400    Genesis Microchip, Inc. (a)                                       39,304
                                          4,000    Getty Images, Inc. (a)                                           254,040
                                          4,700    Glenayre Technologies, Inc. (a)                                   12,408
                                          4,300    Harmonic, Inc. (a)                                                19,264
                                          5,990    Harris Corp.                                                     248,645
                                          1,520    Harvard Bioscience, Inc. (a)                                       6,764
                                          3,600    Hearst-Argyle Television, Inc.                                    79,416
                                          3,775    Herley Industries, Inc. (a)                                       42,318
                                            447    Hifn, Inc. (a)                                                     2,762
                                          1,200    Hittite Microwave Corp. (a)                                       43,392
                                            800    Hungarian Telephone & Cable (a)                                   12,008
                                          1,495    Hutchinson Technology, Inc. (a)                                   32,337
                                            800    INVESTools, Inc. (a)                                               6,352
                                          4,300    ION Media Networks, Inc. (a)                                       3,956
                                          1,000    IRIS International, Inc. (a)                                      13,160
                                          1,900    IXYS Corp. (a)                                                    18,240
                                            200    Ikanos Communications, Inc. (a)                                    3,038
                                          3,300    Illumina, Inc. (a)                                                97,878
                                          4,300    Infosonics Corp. (a)                                              25,972
                                          3,935    Innovex, Inc. (a)                                                 15,032
                                          2,600    Integrated Silicon Solutions, Inc. (a)                            14,326
                                          5,900    Interactive Data Corp. (a)                                       118,531
                                            100    Interlink Electronics, Inc. (a)                                      315
                                          3,204    Intermagnetics General Corp. (a)                                  86,444
                                          2,800    International Rectifier Corp. (a)                                109,424
                                          6,315    Intersil Corp. Class A                                           146,824
                                          1,700    Itron, Inc. (a)                                                  100,742
                                          2,600    Ixia (a)                                                          23,400
                                          1,200    Keithley Instruments, Inc.                                        15,276

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          2,800    Kemet Corp. (a)                                          $        25,816
                                          1,800    Komag, Inc. (a)                                                   83,124
                                          4,200    Kopin Corp. (a)                                                   15,162
                                          4,700    Kulicke & Soffa Industries, Inc. (a)                              34,827
                                            100    LCC International, Inc. Class A (a)                                  373
                                          6,300    Lam Research Corp. (a)                                           293,706
                                          1,650    Laserscope (a)                                                    50,837
                                          7,270    Lattice Semiconductor Corp. (a)                                   44,929
                                          6,100    Leadis Technology, Inc. (a)                                       33,672
                                            900    LeCroy Corp. (a)                                                  12,915
                                            100    Lightpath Technologies, Inc. Class A (a)                             406
                                          1,670    Littelfuse, Inc. (a)                                              57,415
                                          9,900    MEMC Electronic Materials, Inc. (a)                              371,250
                                          3,153    MKS Instruments, Inc. (a)                                         63,438
                                          7,287    MRV Communications, Inc. (a)                                      22,663
                                          1,900    MTS Systems Corp.                                                 75,069
                                         20,000    Marvell Technology Group Ltd. (a)(h)                             886,600
                                          5,200    Mattson Technology, Inc. (a)                                      50,804
                                          2,200    Maxwell Technologies, Inc. (a)                                    43,186
                                          1,400    Mercury Computer Systems, Inc. (a)                                21,546
                                            500    Mestek, Inc. (a)                                                   8,300
                                          2,200    Methode Electronics, Inc.                                         23,122
                                          3,817    Microsemi Corp. (a)                                               93,058
                                          2,000    Microtune, Inc. (a)                                               12,520
                                          1,700    Mobility Electronics, Inc. (a)                                    12,342
                                          1,855    MoSys, Inc. (a)                                                   14,506
                                          1,100    Multi-Fineline Electronix, Inc. (a)                               36,509
                                            100    M-Wave, Inc. (a)                                                      91
                                            800    NU Horizons Electronics Corp. (a)                                  7,720
                                          4,225    Nanogen, Inc. (a)                                                  8,028
                                          2,000    Nanometrics, Inc. (a)                                             19,860
                                          3,000    Nanophase Technologies Corp. (a)                                  21,720
                                          3,900    Napco Security Systems, Inc. (a)                                  37,908
                                            320    Neomagic Corp. (a)                                                 1,008
                                          1,000    Neoware Systems, Inc. (a)                                         12,290
                                          2,800    Netgear, Inc. (a)                                                 60,620
                                            600    Netlogic Microsystems, Inc. (a)                                   19,350
                                          1,300    Newport Corp. (a)                                                 20,956
                                         10,035    Nuance Communications, Inc. (a)                                  100,952
                                         19,150    ON Semiconductor Corp. (a)                                       112,602
                                            800    OSI Systems, Inc. (a)                                             14,216
                                          3,000    Omni Energy Services Corp (a)                                     35,250
                                          3,900    Omnivision Technologies, Inc. (a)                                 82,368
                                          1,300    Oplink Communications, Inc. (a)                                   23,803
                                            400    Optical Communication Products, Inc. (a)                             804
                                            200    PDF Solutions, Inc. (a)                                            2,482
                                          1,500    PLX Technology, Inc. (a)                                          18,330
                                          1,400    Palomar Medical Technologies, Inc. (a)                            63,882
                                          1,150    Park Electrochemical Corp.                                        29,613
                                            800    Parkervision, Inc. (a)(f)                                          7,280

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          9,100    Pemstar, Inc. (a)                                        $        31,213
                                          1,500    Pericom Semiconductor Corp. (a)                                   12,450
                                          1,600    Photon Dynamics, Inc. (a)                                         20,032
                                          3,300    Pixelworks, Inc. (a)                                               9,009
                                            900    Planar Systems, Inc. (a)                                          10,836
                                          1,600    Plantronics, Inc.                                                 35,536
                                          1,500    Plexus Corp. (a)                                                  51,315
                                          3,000    Portalplayer, Inc. (a)                                            29,430
                                            600    Powell Industries, Inc. (a)                                       14,358
                                          1,800    Power Integrations, Inc. (a)                                      31,464
                                          5,100    Power-One, Inc. (a)                                               33,660
                                          3,600    Powerwave Technologies, Inc. (a)                                  32,832
                                            400    Preformed Line Products Co.                                       15,160
                                          8,400    Quantum Corp. (a)                                                 22,008
                                            200    QuickLogic Corp. (a)                                                 978
                                          6,135    RF Micro Devices, Inc. (a)                                        36,626
                                            900    Radisys Corp. (a)                                                 19,764
                                          7,200    Rambus, Inc. (a)                                                 164,232
                                          1,900    Raven Industries, Inc.                                            59,850
                                            700    Rex Stores Corp. (a)                                              10,045
                                            800    Richardson Electronics Ltd.                                        5,880
                                            900    Rofin-Sinar Technologies, Inc. (a)                                51,723
                                          1,728    Rudolph Technologies, Inc. (a)                                    25,056
                                          5,900    SAFLINK Corp. (a)                                                  2,192
                                            800    SCM Microsystems, Inc. (a)                                         2,440
                                          1,200    Sagemark Cos. Ltd. (a)                                             1,320
                                         39,532    Seagate Technology                                               895,004
                                          1,100    Semitool, Inc. (a)                                                 9,922
                                          4,200    Semtech Corp. (a)                                                 60,690
                                          6,700    Sigmatel, Inc. (a)                                                27,537
                                          1,200    Sigmatron International, Inc. (a)                                 10,020
                                          4,700    Silicon Image, Inc. (a)                                           50,666
                                          2,700    Silicon Laboratories, Inc. (a)                                    94,905
                                          6,000    Silicon Storage Technology, Inc. (a)                              24,360
                                          2,800    SimpleTech, Inc. (a)                                              10,500
                                          4,000    Sirenza Microdevices, Inc. (a)                                    48,560
                                          2,200    Sirf Technology Holdings, Inc. (a)                                70,884
                                          9,100    Skyworks Solutions, Inc. (a)                                      50,141
                                          1,400    Smart Modular Technologies WWH, Inc. (a)                          12,292
                                            250    Somera Communications, Inc. (a)                                    1,063
                                          9,000    Spansion LLC Class A (a)                                         143,460
                                          1,300    Spectralink Corp.                                                 11,466
                                          3,100    Spectrum Brands, Inc. (a)                                         40,052
                                          3,100    Staktek Holdings, Inc. (a)                                        15,066
                                          1,400    Standard Microsystems Corp. (a)                                   30,562
                                          9,600    Stratex Networks, Inc. (a)                                        32,544
                                          5,200    Sunpower Corp. Class A (a)                                       145,704
                                            200    Suntron Corp. (a)                                                    286
                                            432    Superconductor Technologies, Inc. (a)                                877
                                          1,200    Superior Essex, Inc. (a)                                          35,916

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          1,500    Supertex, Inc. (a)                                       $        59,910
                                          4,176    Symmetricom, Inc. (a)                                             29,524
                                          2,300    Synaptics, Inc. (a)                                               49,220
                                          2,300    TTM Technologies, Inc. (a)                                        33,281
                                          4,730    Taser International, Inc. (a)                                     37,320
                                          1,900    Technitrol, Inc.                                                  43,985
                                         10,100    Tegal Corp. (a)                                                    3,838
                                          4,000    Tekelec (a)                                                       49,400
                                          3,300    Telkonet, Inc. (a)                                                10,362
                                             75    Terabeam, Inc. (a)                                                   153
                                          1,800    Tessera Technologies, Inc. (a)                                    49,500
                                          5,500    Therma-Wave, Inc. (a)                                              7,205
                                          2,965    Thomas & Betts Corp. (a)                                         152,105
                                            800    Tollgrade Communications, Inc. (a)                                 7,760
                                         11,200    Transmeta Corp. (a)(f)                                            18,144
                                          5,200    Transwitch Corp. (a)                                              10,972
                                          9,845    Triquint Semiconductor, Inc. (a)                                  43,909
                                            200    Tvia, Inc. (a)                                                       708
                                          1,500    Tweeter Home Entertainment Group, Inc. (a)                        10,650
                                          3,200    Ultralife Batteries, Inc. (a)                                     32,416
                                          1,700    Ultratech, Inc. (a)                                               26,758
                                          1,100    United Industrial Corp.                                           49,775
                                            600    Unitil Corp.                                                      14,436
                                          6,300    Valence Technology, Inc. (a)(f)                                   10,836
                                          1,750    Varian, Inc. (a)                                                  72,643
                                          2,600    Varian Semiconductor Equipment Associates, Inc. (a)               84,786
                                          1,400    Viasat, Inc. (a)                                                  35,952
                                          2,400    Vicor Corp.                                                       39,768
                                          1,300    Virage Logic Corp. (a)                                            12,207
                                          8,361    Vishay Intertechnology, Inc. (a)                                 131,519
                                         28,900    Vitesse Semiconductor Corp. (a)                                   41,616
                                            200    Volterra Semiconductor Corp. (a)                                   3,052
                                             66    Vyyo, Inc. (a)                                                       409
                                          3,600    WJ Communications, Inc. (a)                                        5,328
                                              4    Wave Wireless Corp. (a)                                                0
                                          9,900    Western Digital Corp. (a)                                        196,119
                                          3,117    Zebra Technologies Corp. Class A (a)                             106,477
                                          7,424    Zhone Technologies, Inc. (a)(f)                                   15,071
                                          3,361    Zoran Corp. (a)                                                   81,807
                                                                                                            ---------------
                                                                                                                 14,586,779
---------------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials - 3.8%             1,000    APCO Argentina, Inc.                                              85,000
                                          1,000    Adams Resources & Energy, Inc.                                    32,760
                                          3,000    Alliance Resource Partners LP                                    108,690
                                          3,200    Alpha Natural Resources, Inc. (a)                                 62,784
                                          4,000    Amerigas Partners LP                                             117,680
                                          5,800    Arch Coal, Inc.                                                  245,746
                                          1,700    Atlas Pipeline Partners LP                                        69,547
                                          1,800    Atwood Oceanics, Inc. (a)                                         89,280
                                            600    Barnwell Industries, Inc.                                         14,388
                                          2,000    Berry Petroleum Co. Class A                                       66,300

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          5,900    Boardwalk Pipeline Partners LP                           $       144,491
                                          5,500    Brigham Exploration Co. (a)                                       43,505
                                          1,800    Bristow Group, Inc. (a)                                           64,800
                                          2,700    Bronco Drilling Co., Inc. (a)                                     56,403
                                          2,100    Buckeye Partners LP                                               88,389
                                          1,350    CARBO Ceramics, Inc.                                              66,326
                                          1,700    CREDO Petroleum Corp. (a)                                         32,419
                                          3,720    Cabot Oil & Gas Corp. Class A                                    182,280
                                            900    Calumet Specialty Products Partners LP                            28,557
                                          4,500    Cameron International Corp. (a)                                  214,965
                                          5,600    Canyon Resources Corp. (a)                                         5,712
                                          5,816    Cimarex Energy Co.                                               250,088
                                          1,700    Compass Minerals International, Inc.                              42,415
                                          1,100    Crosstex Energy, Inc.                                            104,588
                                          1,100    Dawson Geophysical Co. (a)                                        33,847
                                          5,300    Denbury Resources, Inc. (a)                                      167,851
                                          1,000    Dril-Quip, Inc. (a)                                               82,440
                                          6,720    ENSCO International, Inc.                                        309,254
                                          5,300    Enterprise GP Holdings LP                                        171,879
                                         27,305    Enterprise Products Partners LP (f)                              679,895
                                          3,800    The Exploration Co. of Delaware, Inc. (a)                         40,736
                                          3,100    FMC Technologies, Inc. (a)                                       209,126
                                          4,300    Ferrellgas Partners-LP                                            95,718
                                          2,100    Forest Oil Corp. (a)                                              69,636
                                          3,100    Foundation Coal Holdings, Inc.                                   145,483
                                          2,700    Goodrich Petroleum Corp. (a)                                      76,653
                                          5,800    Grant Prideco, Inc. (a)                                          259,550
                                         10,600    Grey Wolf, Inc. (a)                                               81,620
                                          2,849    Hanover Compressor Co. (a)                                        53,504
                                          3,100    Headwaters, Inc. (a)                                              79,236
                                          2,700    Helmerich & Payne, Inc.                                          162,702
                                          1,200    Holly Energy Partners LP                                          48,420
                                          1,800    Hydril Co. (a)                                                   141,336
                                          1,100    ICO, Inc. (a)                                                      5,412
                                          4,000    Inergy LP                                                        103,040
                                          1,000    James River Coal Co. (a)                                          26,490
                                          5,500    Joy Global, Inc.                                                 286,495
                                              9    Kestrel Energy, Inc. (a)                                             855
                                         15,300    Kinder Morgan Energy Partners LP                                 703,188
                                          3,700    Kirby Corp. (a)                                                  146,150
                                            900    Lufkin Industries, Inc.                                           53,487
                                            600    MAXXAM, Inc. (a)                                                  16,830
                                          5,700    Massey Energy Co.                                                205,200
                                          7,650    McDermott International, Inc. (a)                                347,846
                                          3,300    NL Industries, Inc.                                               35,475
                                          2,200    Natural Gas Services Group (a)                                    32,934
                                          1,200    Natural Resource Partners LP                                      65,040
                                          5,200    Newpark Resources, Inc. (a)                                       31,980
                                          7,980    Noble Energy, Inc.                                               373,943

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          2,000    Oil States International, Inc. (a)                       $        68,560
                                          3,100    Parallel Petroleum Corp. (a)                                      76,601
                                          8,400    Parker Drilling Co. (a)                                           60,312
                                         11,780    Peabody Energy Corp.                                             656,735
                                            800    Penn Virginia Corp.                                               55,904
                                          1,800    Penn Virginia Resource Partners LP                                48,384
                                          1,780    Petroleum Development Corp. (a)                                   67,106
                                          3,000    Pioneer Drilling Co. (a)                                          46,320
                                          4,700    Plains All American Pipeline LP                                  205,249
                                          5,700    Prolong International Corp. (a)                                       57
                                          3,212    Quantum Fuel Systems Technologies
                                                     Worldwide, Inc. (a)(f)                                          10,922
                                            100    RGC Resources, Inc.                                                2,476
                                          9,000    Range Resources Corp.                                            244,710
                                          1,777    SEACOR Holdings, Inc. (a)                                        145,892
                                          9,600    Smith International, Inc.                                        426,912
                                            407    Solexa, Inc. (a)                                                   3,460
                                          8,000    Southwestern Energy Co. (a)                                      249,280
                                          1,900    Swift Energy Co. (a)                                              81,567
                                          2,100    TC PipeLines LP                                                   69,300
                                          1,855    Tidewater, Inc.                                                   91,266
                                          4,200    USEC, Inc.                                                        49,770
                                          3,200    Unit Corp. (a)                                                   182,048
                                          2,400    W-H Energy Services, Inc. (a)                                    121,992
                                          3,800    Western Gas Resources, Inc.                                      227,430
                                            500    Westmoreland Coal Co. (a)                                         11,860
                                          1,900    Williams Partners LP                                              59,774
                                          1,900    World Fuel Services Corp.                                         86,811
                                          1,300    Xanser Corp. (a)                                                   6,565
                                                                                                            ---------------
                                                                                                                 10,917,627
---------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 3.0%                 3,700    AGL Resources, Inc.                                              141,044
                                          1,100    ATG, Inc. (a)                                                          0
                                          3,500    Active Power, Inc. (a)                                            11,865
                                          1,800    Allete, Inc.                                                      85,230
                                          5,300    Alliant Energy Corp.                                             181,790
                                            950    American States Water Co.                                         33,868
                                          5,617    Aqua America, Inc.                                               128,011
                                          7,810    Aquila, Inc. (a)                                                  32,880
                                            150    Artesian Resources Corp. Class A                                   6,494
                                          5,600    Atmos Energy Corp.                                               156,296
                                            200    Atrion Corp.                                                      14,198
                                          3,500    Avista Corp.                                                      79,905
                                            200    BIW Ltd.                                                           3,620
                                          3,600    Basin Water, Inc. (a)                                             36,072
                                          7,730    Beacon Power Corp. (a)                                             9,817
                                          1,100    Black Hills Corp.                                                 37,763
                                            900    CH Energy Group, Inc.                                             43,200
                                            900    California Water Service Group                                    32,166
                                            800    Cascade Natural Gas Corp.                                         16,872
                                          2,766    Catalytica Energy Systems, Inc. (a)                                3,928

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          2,300    Central Vermont Public Service Corp.                     $        42,504
                                          1,300    Chesapeake Utilities Corp.                                        39,104
                                          2,900    Cleco Corp.                                                       67,425
                                            600    Connecticut Water Service, Inc.                                   14,052
                                            100    Copano Energy LLC                                                  4,778
                                            200    DCP Midstream Partners LP                                          5,640
                                          6,535    DPL, Inc.                                                        175,138
                                            100    Delta Natural Gas Co., Inc.                                        2,451
                                          3,000    Duquesne Light Holdings, Inc.                                     49,320
                                          3,000    El Paso Electric Co. (a)                                          60,480
                                          2,900    The Empire District Electric Co.                                  59,595
                                          5,100    Energen Corp.                                                    195,891
                                          7,600    Energy East Corp.                                                181,868
                                          7,700    Energy Transfer Partners LP                                      343,805
                                            200    Energy West, Inc.                                                  1,804
                                            450    EnergySouth, Inc.                                                 14,054
                                          6,180    Equitable Resources, Inc.                                        207,030
                                            199    Florida Public Utilities Co.                                       2,505
                                          3,500    Great Plains Energy, Inc.                                         97,510
                                          1,000    Green Mountain Power Corp.                                        33,990
                                          4,420    Hawaiian Electric Industries, Inc.                               123,362
                                          1,900    IDACORP, Inc.                                                     65,151
                                          4,700    KFX, Inc. (a)(f)                                                  71,816
                                          1,200    The Laclede Group, Inc.                                           41,232
                                          5,350    MDU Resources Group, Inc.                                        195,864
                                            800    MGE Energy, Inc.                                                  24,920
                                          3,000    Magellan Midstream Holdings LP                                    62,550
                                            766    Middlesex Water Co.                                               14,493
                                         19,900    Mirant Corp. (a)                                                 533,320
                                          7,500    Mueller Water Products, Inc. (a)                                 130,575
                                          9,230    NRG Energy, Inc. (a)                                             444,701
                                          5,800    NSTAR                                                            165,880
                                          3,750    National Fuel Gas Co.                                            131,775
                                          1,940    New Jersey Resources Corp.                                        90,753
                                          5,400    Northeast Utilities                                              111,618
                                          1,600    Northwest Natural Gas Co.                                         59,248
                                          2,000    NorthWestern Corp.                                                68,700
                                          4,700    OGE Energy Corp.                                                 164,641
                                          5,700    ONEOK Partners LP                                                281,295
                                          5,190    Oneok, Inc.                                                      176,668
                                          1,700    Ormat Technologies, Inc.                                          64,855
                                          1,300    Otter Tail Corp.                                                  35,529
                                          1,100    PNM Resources, Inc.                                               27,456
                                            177    Pennichuck Corp.                                                   3,618
                                          9,173    Pepco Holdings, Inc.                                             216,299
                                          4,500    Piedmont Natural Gas Co.                                         109,350
                                          1,400    Pike Electric Corp. (a)                                           26,964
                                          4,200    Portland General Electric Co.                                    104,874
                                          5,100    Puget Energy, Inc.                                               109,548
                                          4,100    Questar Corp.                                                    330,009

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          4,000    Regency Energy Partners LP                               $        88,000
                                         19,000    Reliant Energy, Inc. (a)                                         227,620
                                          5,200    SCANA Corp.                                                      200,616
                                          5,800    SEMCO Energy, Inc. (a)                                            32,248
                                            600    SJW Corp.                                                         15,270
                                          9,000    Sierra Pacific Resources (a)                                     126,000
                                          1,600    South Jersey Industries, Inc.                                     43,824
                                          7,454    Southern Union Co.                                               201,705
                                          2,000    Southwest Gas Corp.                                               62,680
                                          1,571    Southwest Water Co.                                               18,805
                                            600    Streicher Mobile Fueling, Inc. (a)                                 1,536
                                          2,400    Transmeridian Exploration, Inc. (a)                               13,680
                                          7,360    UGI Corp.                                                        181,203
                                          1,100    UIL Holdings Corp.                                                61,919
                                          1,800    Unisource Energy Corp.                                            56,070
                                          3,400    Vectren Corp.                                                     92,650
                                          2,640    Veritas DGC, Inc. (a)                                            136,171
                                          2,600    WGL Holdings, Inc.                                                75,270
                                          1,400    WPS Resources Corp.                                               69,440
                                          2,825    Westar Energy, Inc.                                               59,466
                                          5,980    Wisconsin Energy Corp.                                           240,994
                                                                                                            ---------------
                                                                                                                  8,646,194
---------------------------------------------------------------------------------------------------------------------------
Food & Agriculture - 2.6%                   400    Alico, Inc.                                                       22,044
                                          3,200    American Italian Pasta Co. Class A (a)                            27,392
                                          1,400    The Andersons, Inc.                                               58,254
                                            500    Bridgford Foods Corp. (a)                                          3,125
                                          7,800    Bunge Ltd.                                                       391,950
                                          9,300    Burger King Holdings, Inc. (a)                                   146,475
                                          1,100    CF Industries Holdings, Inc.                                      15,686
                                            200    Cagle's, Inc. Class A (a)                                          1,480
                                          1,802    Chiquita Brands International, Inc.                               24,832
                                            400    Coca-Cola Bottling Co. Consolidated                               20,308
                                            300    Consolidated-Tomoka Land Co.                                      16,542
                                          5,200    Corn Products International, Inc.                                159,120
                                          1,200    Cuisine Solutions, Inc. (a)                                        6,060
                                            500    Dairy Mart Convenience Stores (a)                                      0
                                          3,500    Darling International, Inc. (a)                                   15,855
                                         14,000    Del Monte Foods Co.                                              157,220
                                          2,280    Delta & Pine Land Co.                                             67,032
                                            900    Eden Bioscience Corp. (a)                                          1,674
                                            400    Embrex, Inc. (a)                                                   4,036
                                            300    Farmer Bros. Co.                                                   6,504
                                            100    Fisher Communications, Inc. (a)                                    4,213
                                          3,812    Flowers Foods, Inc.                                              109,176
                                          4,500    Fresh Del Monte Produce, Inc.                                     77,715
                                            700    Gehl Co. (a)                                                      17,871
                                          2,100    Gold Kist, Inc. (a)                                               28,077
                                            600    Golden Enterprises, Inc.                                           1,842
                                            400    Green Mountain Coffee Roasters, Inc. (a)                          16,068
                                          1,000    Griffin Land & Nurseries, Inc. (a)                                30,000

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          2,339    Hain Celestial Group, Inc. (a)                           $        60,253
                                          4,100    Hines Horticulture, Inc. (a)                                      14,760
                                          7,990    Hormel Foods Corp.                                               296,748
                                            612    Imperial Sugar Co. New Shares                                     14,517
                                          1,800    Ingles Markets, Inc. Class A                                      30,600
                                          3,765    Ionatron, Inc. (a)(f)                                             23,908
                                          1,000    J&J Snack Foods Corp.                                             33,070
                                          2,919    The J.M. Smucker Co.                                             130,479
                                            700    John B. Sanfilippo & Son, Inc. (a)                                 9,275
                                          3,100    Jones Soda Co. (a)(f)                                             27,900
                                        117,580    Kraft Foods, Inc. (f)                                          3,633,221
                                          1,800    Lance, Inc.                                                       41,436
                                          1,700    Lifeway Foods, Inc. (a)                                           21,828
                                          1,700    MGP Ingredients, Inc.                                             39,474
                                            700    Marsh Supermarkets, Inc. Class B                                   8,400
                                            400    Maui Land & Pineapple Co., Inc. (a)                               15,120
                                            700    Monterey Gourmet Foods, Inc. (a)                                   4,123
                                          1,320    Nash Finch Co.                                                    28,103
                                            875    Neogen Corp. (a)                                                  16,730
                                          5,900    NitroMed, Inc. (a)                                                28,497
                                          1,200    The Pantry, Inc. (a)                                              69,048
                                          1,000    Peet's Coffee & Tea, Inc. (a)                                     30,190
                                          8,227    PepsiAmericas, Inc.                                              181,898
                                          2,000    Performance Food Group Co. (a)                                    60,760
                                          4,200    Pilgrim's Pride Corp.                                            108,360
                                            500    Pioneer Cos., Inc. (a)                                            13,640
                                          1,900    Premium Standard Farms, Inc.                                      30,837
                                          1,200    Provena Foods, Inc. (a)                                            1,920
                                          1,732    Ralcorp Holdings, Inc. (a)                                        73,662
                                          1,424    Rocky Mountain Chocolate Factory, Inc.                            18,498
                                          1,950    Sanderson Farms, Inc.                                             54,581
                                          4,200    Schiff Nutrition International, Inc. (a)                          28,056
                                          3,800    The Scotts Miracle-Gro Co.                                       160,815
                                            100    Seaboard Corp.                                                   128,000
                                            200    Seneca Foods Corp. (a)                                             4,594
                                          1,800    Smart & Final, Inc. (a)                                           30,312
                                          6,000    Smithfield Foods, Inc. (a)                                       172,980
                                            114    SoftBrands, Inc. (a)                                                 211
                                          1,000    Spartan Stores, Inc.                                              14,630
                                            400    Tasty Baking Co.                                                   3,760
                                            400    Tejon Ranch Co. (a)                                               16,464
                                          4,600    Terra Industries, Inc. (a)                                        29,302
                                          2,780    Tootsie Roll Industries, Inc.                                     80,981
                                          1,812    TreeHouse Foods, Inc. (a)                                         43,289
                                          3,100    United Natural Foods, Inc. (a)                                   102,362
                                          2,800    Wild Oats Markets, Inc. (a)                                       54,880
                                            800    Willamette Valley Vineyards (a)                                    7,000
                                            500    Zanett, Inc. (a)                                                     970
                                            800    Zapata Corp. (a)                                                   5,560
                                                                                                            ---------------
                                                                                                                  7,436,553
---------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Gold - 0.3%                               1,200    Aurora Oil & Gas Corp. (a)                               $         4,800
                                         11,600    Glamis Gold Ltd. (a)                                             439,176
                                          5,580    Meridian Gold, Inc. (a)                                          176,774
                                          3,900    NGAS Resources, Inc. (a)(f)                                       30,771
                                          2,235    Royal Gold, Inc. (f)                                              62,178
                                          3,200    US Gold Corp. (a)(f)                                              27,008
                                                                                                            ---------------
                                                                                                                    740,707
---------------------------------------------------------------------------------------------------------------------------
Insurance - 4.0%                          5,200    21st Century Insurance Group                                      74,880
                                          2,600    Affirmative Insurance Holdings, Inc.                              40,690
                                          4,900    Alfa Corp.                                                        81,144
                                            532    Alleghany Corp. (a)                                              147,024
                                          3,200    American Equity Investment Life Holding Co.                       34,112
                                          4,200    American Financial Group, Inc.                                   180,180
                                          1,700    American National Insurance Co.                                  220,524
                                          3,500    Amerisafe, Inc. (a)                                               43,540
                                          2,300    AmerUs Group Co.                                                 134,665
                                          4,705    Arch Capital Group Ltd. (a)                                      279,759
                                          1,800    Argonaut Group, Inc. (a)                                          54,072
                                          4,300    Arthur J. Gallagher & Co.                                        108,962
                                          5,400    Aspen Insurance Holdings Ltd.                                    125,766
                                          8,505    Assurant, Inc.                                                   411,642
                                          4,100    Assured Guaranty Ltd.                                            104,017
                                            700    Atlantic American Corp. (a)                                        2,086
                                          9,600    Axis Capital Holdings Ltd.                                       274,656
                                            950    Baldwin & Lyons, Inc. Class B                                     24,225
                                          1,780    Bristol West Holdings, Inc.                                       28,480
                                          6,900    Brown & Brown, Inc.                                              201,618
                                         17,929    CNA Financial Corp. (a)                                          590,940
                                          1,000    CNA Surety Corp. (a)                                              17,280
                                          1,000    Clark, Inc.                                                       13,200
                                          4,100    Commerce Group, Inc.                                             121,114
                                          9,400    Conseco, Inc. (a)                                                217,140
                                          3,200    Crawford & Co. Class B                                            22,976
                                          2,950    Delphi Financial Group Class A                                   107,262
                                          1,300    Direct General Corp.                                              21,996
                                          1,900    EMC Insurance Group, Inc.                                         54,644
                                          3,700    Endurance Specialty Holdings Ltd.                                118,400
                                          3,700    Erie Indemnity Co. Class A                                       192,400
                                          3,200    Everest Re Group Ltd.                                            277,023
                                          1,000    FBL Financial Group, Inc. Class A                                 32,400
                                            400    FMS Financial Corp.                                                6,448
                                          1,400    FPIC Insurance Group, Inc. (a)                                    54,250
                                          7,642    Fidelity National Financial, Inc.                                297,656
                                         13,534    Fidelity National Title Group, Inc. Class A (f)                  266,213
                                          4,335    First American Corp.                                             183,240
                                            400    First United Corp.                                                 8,260
                                          4,500    Fremont General Corp.                                             83,520
                                          3,210    Great American Financial Resources, Inc.                          67,185
                                          4,950    HCC Insurance Holdings, Inc.                                     145,728
                                          3,100    The Hanover Insurance Group, Inc.                                147,126
                                          2,000    Harleysville Group, Inc.                                          63,440

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          1,900    Hilb Rogal & Hobbs Co.                                   $        70,813
                                          2,400    Horace Mann Educators Corp.                                       40,680
                                          3,200    IPC Holdings, Ltd.                                                78,912
                                            720    Independence Holding Co.                                          16,135
                                          1,200    Infinity Property & Casualty Corp.                                49,200
                                          6,000    Isolagen, Inc. (a)                                                23,700
                                          1,500    KMG America Corp (a)                                              13,305
                                            400    Kansas City Life Insurance Co.                                    17,104
                                          1,200    LandAmerica Financial Group, Inc.                                 77,520
                                            700    Markel Corp. (a)                                                 242,900
                                          2,800    Max Re Capital Ltd.                                               61,152
                                            400    Meadowbrook Insurance Group, Inc. (a)                              3,328
                                          1,900    Mercer Insurance Group, Inc.                                      35,587
                                            100    Merchants Group, Inc.                                              3,054
                                          2,900    Mercury General Corp.                                            163,473
                                          4,700    Montpelier Re Holdings Ltd.                                       81,263
                                            500    NYMAGIC, Inc.                                                     14,525
                                          3,300    National Atlantic Holdings Corp. (a)                              31,020
                                            100    National Interstate Corp.                                          2,712
                                          1,000    National Medical Health Card Systems, Inc. (a)                    13,800
                                         10,500    Nationwide Financial Services, Inc. Class A                      462,840
                                            700    Navigators Group, Inc. (a)                                        30,674
                                          3,900    Odyssey Re Holdings Corp. (f)                                    102,765
                                          2,500    Ohio Casualty Corp.                                               74,325
                                         11,612    Old Republic International Corp.                                 248,148
                                          4,695    PMA Capital Corp. Class A (a)                                     48,359
                                          4,000    The PMI Group, Inc.                                              178,320
                                          3,500    PartnerRe Ltd.                                                   224,175
                                            250    Penn Treaty American Corp. (a)                                     1,845
                                          4,800    Philadelphia Consolidated Holding Co. (a)                        145,728
                                          5,500    The Phoenix Cos., Inc.                                            77,440
                                            700    Pico Holdings, Inc. (a)                                           22,575
                                          3,000    Platinum Underwriters Holdings Ltd.                               83,940
                                          1,700    Presidential Life Corp.                                           41,786
                                          2,300    ProAssurance Corp. (a)                                           110,814
                                          3,700    Protective Life Corp.                                            172,494
                                          1,100    RLI Corp.                                                         52,998
                                            200    RTW, Inc. (a)                                                      2,164
                                          4,144    Radian Group, Inc.                                               256,016
                                          3,700    Reinsurance Group of America, Inc.                               181,855
                                          5,700    RenaissanceRe Holdings Ltd.                                      276,222
                                          2,700    Republic Cos. Group, Inc.                                         47,817
                                            400    SCPIE Holdings, Inc. (a)                                           9,300
                                          1,600    Safety Insurance Group, Inc.                                      76,080
                                          4,300    Scottish Annuity & Life Holdings, Ltd. (a)                        71,724
                                          2,900    SeaBright Insurance Holdings, Inc. (a)                            46,719
                                          2,200    Selective Insurance Group                                        122,914
                                          3,000    Stancorp Financial Group, Inc.                                   152,730
                                          1,725    State Auto Financial Corp.                                        56,132
                                          1,762    Sterling Financial Corp.                                          38,588

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                            900    Stewart Information Services Corp.                       $        32,679
                                          1,900    Tower Group, Inc.                                                 57,475
                                          4,631    Transatlantic Holdings, Inc.                                     258,873
                                          1,200    Triad Guaranty, Inc. (a)                                          58,656
                                          2,100    USI Holdings Corp. (a)                                            28,161
                                            300    Unico American Corp. (a)                                           3,207
                                          2,700    United Fire & Casualty Co.                                        81,351
                                          3,800    Unitrin, Inc.                                                    165,642
                                          5,200    Universal American Financial Corp. (a)                            68,380
                                         10,090    W.R. Berkley Corp.                                               344,372
                                          2,800    WellCare Health Plans, Inc. (a)                                  137,340
                                          1,650    Zenith National Insurance Corp.                                   65,456
                                                                                                            ---------------
                                                                                                                 11,441,145
---------------------------------------------------------------------------------------------------------------------------
International Oil - 0.4%                  2,500    ATP Oil & Gas Corp. (a)                                          104,825
                                         16,489    GlobalSantaFe Corp.                                              952,240
                                          4,700    Sulphco, Inc. (a)                                                 33,652
                                                                                                            ---------------
                                                                                                                  1,090,717
---------------------------------------------------------------------------------------------------------------------------
Liquor - 0.1%                             1,900    Boston Beer Co., Inc. Class A (a)                                 55,651
                                          3,012    Central European Distribution Corp. (a)                           75,782
                                          2,300    National Beverage Corp.                                           33,005
                                            100    Pyramid Breweries, Inc. (a)                                          252
                                                                                                            ---------------
                                                                                                                    164,690
---------------------------------------------------------------------------------------------------------------------------
Media - 2.5%                              2,000    ACCO Brands Corp. (a)                                             43,800
                                          1,000    Acme Communications, Inc. (a)                                      5,080
                                            750    America's Car Mart, Inc. (a)                                      15,233
                                          1,400    Banta Corp.                                                       64,862
                                          4,500    Beasley Broadcasting Group, Inc. Class A                          31,500
                                          3,980    Belo Corp. Class A                                                62,088
                                          8,600    Blockbuster, Inc. Class A (f)                                     42,828
                                          8,700    CNET Networks, Inc. (a)                                           69,426
                                             50    CTN Media Group, Inc. (a)                                              0
                                         19,200    Cablevision Systems Corp. Class A                                411,840
                                            600    Cadmus Communications Corp.                                       10,488
                                          2,100    Carmike Cinemas, Inc.                                             44,268
                                         42,600    Charter Communications, Inc. Class A (a)(f)                       48,138
                                          7,100    Citadel Broadcasting Corp.                                        63,190
                                            600    Consolidated Graphics, Inc. (a)                                   31,236
                                          7,100    Crown Media Holdings, Inc. Class A (a)                            29,252
                                          5,665    Cumulus Media, Inc. Class A (a)                                   60,446
                                         89,545    The DIRECTV Group, Inc. (a)                                    1,477,493
                                            100    Daily Journal Corp. (a)                                            3,800
                                          2,500    Document Security Systems, Inc. (a)(f)                            26,625
                                          5,900    DreamWorks Animation SKG, Inc. Class A (a)                       135,110
                                         32,165    EchoStar Communications Corp. Class A (a)                        991,004
                                          2,700    Emmis Communications Corp. Class A (a)                            42,228
                                          1,600    Entercom Communications Corp.                                     41,856
                                          6,500    Entravision Communications Corp. Class A (a)                      55,705
                                          7,280    Gartner, Inc. Class A (a)                                        103,376
                                          2,220    Gaylord Entertainment Co. (a)                                     96,881
                                          2,200    Gray Television, Inc.                                             12,738

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          4,980    Hollinger International, Inc. Class A                    $        39,989
                                             80    iBEAM Broadcasting Corp. (a)                                           0
                                             20    Intraware, Inc. (a)                                                  121
                                          4,200    John Wiley & Sons, Inc. Class A                                  139,440
                                          4,500    Journal Communications, Inc. Class A                              50,580
                                          1,300    Journal Register Co.                                              11,648
                                          2,400    The Knot, Inc. (a)                                                50,232
                                          1,500    Lee Enterprises, Inc.                                             40,425
                                         28,149    Liberty Global, Inc. (a)                                         605,204
                                          4,141    Liberty Global, Inc. Series C (a)                                 85,180
                                          3,200    Lin TV Corp. Class A (a)                                          24,160
                                          2,500    Live Nation (a)                                                   50,900
                                            300    Loral Space & Communications Ltd. (a)                              8,508
                                          3,600    Martha Stewart Living Omnimedia, Inc. Class A (a)(f)              60,156
                                          3,300    McClatchy Co. Class A (f)                                        132,396
                                            800    Media General, Inc. Class A                                       33,512
                                         10,900    Mediacom Communications Corp. Class A (a)                         67,907
                                          5,600    Navarre Corp. (a)(f)                                              27,888
                                          1,400    Network Equipment Technologies, Inc. (a)                           4,396
                                          2,500    Nexstar Broadcasting Group, Inc. Class A (a)                      12,000
                                         10,600    Palatin Technologies, Inc. (a)                                    20,670
                                          7,400    PanAmSat Holding Corp.                                           184,926
                                          1,700    Penton Media, Inc. (a)                                               476
                                          2,100    Playboy Enterprises, Inc. Class B (a)                             20,958
                                         15,534    Primedia, Inc. (a)                                                28,427
                                          9,800    Radio One, Inc. Class A (a)                                       73,500
                                          3,300    The Reader's Digest Association, Inc. Class A                     46,068
                                         12,100    Regal Entertainment Group Series A (f)                           245,872
                                          2,900    Regent Communications, Inc. (a)                                   11,861
                                          1,500    Rewards Network, Inc. (a)                                         12,255
                                          1,425    Saga Communications, Inc. Class A (a)                             12,911
                                          1,600    Salem Communications Corp. Class A (a)                            20,816
                                          1,410    Scholastic Corp. (a)                                              36,618
                                          8,700    Sinclair Broadcast Group, Inc. Class A                            74,472
                                          5,530    Source Interlink Cos., Inc. (a)                                   65,807
                                          5,100    Spanish Broadcasting System, Inc. Class A (a)                     26,061
                                            450    The Sportsman's Guide, Inc. (a)                                   13,725
                                          7,665    TiVo, Inc. (a)(f)                                                 54,805
                                            320    Triple Crown Media, Inc. (a)                                       2,774
                                            600    United Capital Corp. (a)                                          15,900
                                          9,900    Univercell Holdings, Inc. (a)                                         70
                                          2,000    Valassis Communications, Inc. (a)                                 47,180
                                          2,300    ValueVision Media, Inc. Class A (a)                               25,369
                                          2,100    WPT Enterprises, Inc. (a)(f)                                      12,642
                                            525    Washington Post Class B                                          409,505
                                          3,600    Westwood One, Inc.                                                27,000
                                          6,900    WorldSpace, Inc. Class A (a)                                      24,702
                                         16,875    XM Satellite Radio Holdings, Inc. Class A (a)                    247,219
                                          2,400    Young Broadcasting, Inc. Class A (a)                               7,536
                                                                                                            ---------------
                                                                                                                  7,235,258
---------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
Miscellaneous - 0.8%                      5,500    Alliance Holdings GP LP (a)                              $       119,240
                                          2,200    Coinstar, Inc. (a)                                                52,668
                                          4,600    Complete Production Services, Inc. (a)                           108,744
                                          4,600    Delek US Holdings, Inc. (a)                                       69,920
                                          1,500    DynCorp. International, Inc. (a)                                  15,570
                                          1,300    Gerber Scientific, Inc. (a)                                       16,913
                                          2,700    Goodman Global, Inc. (a)                                          40,986
                                          6,400    International Coal Group, Inc. (a)                                46,016
                                          9,807    Liberty Media Holding Corp. - Capital (a)                        821,532
                                         49,136    Liberty Media Holding Corp. - Interactive (a)                    848,087
                                            100    Nextest Systems Corp. (a)                                          1,621
                                          2,500    Pegasus Wireless Corp. (a)                                        22,350
                                          2,900    Penson Worldwide, Inc. (a)                                        49,909
                                            100    Smith & Wesson Holding Corp. (a)                                     822
                                          1,500    Teekay LNG Partners LP                                            45,600
                                          2,200    Visicu, Inc. (a)                                                  38,830
                                                                                                            ---------------
                                                                                                                  2,298,808
---------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance - 9.3%              1,100    1st Source Corp.                                                  37,213
                                            840    ACE Cash Express, Inc. (a)                                        24,587
                                          3,950    AG Edwards, Inc.                                                 218,514
                                          8,300    Aames Investment Corp.                                            41,417
                                          2,900    Acacia Research - Acacia Technologies (a)                         40,774
                                          1,800    Accredited Home Lenders Holding Co. (a)                           86,058
                                          3,900    Advance America, Cash Advance Centers, Inc.                       68,406
                                          2,600    Advanta Corp. Class B                                             93,470
                                          2,300    Affiliated Managers Group (a)                                    199,847
                                          1,400    Agree Realty Corp.                                                47,558
                                          5,400    AllianceBernstein Holding LP                                     330,156
                                          1,500    Amcore Financial, Inc.                                            43,965
                                          2,200    American Campus Communities, Inc.                                 54,670
                                          7,500    American Financial Realty Trust                                   72,600
                                          2,944    American Home Mortgage Investment Corp.                          108,516
                                          6,650    AmeriCredit Corp. (a)                                            185,668
                                            100    Ampal American Israel Class A (a)                                    500
                                          1,600    Anchor Bancorp Wisconsin, Inc.                                    48,272
                                          5,900    Ashford Hospitality Trust, Inc.                                   74,458
                                          2,100    Asset Acceptance Capital Corp. (a)                                41,580
                                          1,500    Asta Funding, Inc.                                                56,175
                                          6,050    Astoria Financial Corp.                                          184,223
                                             74    Atlantic Coast Federal Corp.                                       1,113
                                          2,600    Atlantis Plastics, Inc. (a)                                       23,556
                                            600    BKF Capital Group, Inc.                                            3,750
                                            300    BNP Residential Properties, Inc.                                   5,115
                                          4,001    BOK Financial Corp.                                              198,730
                                          1,700    BP Prudhoe Bay Royalty Trust                                     135,830
                                          1,100    Bancorp Rhode Island, Inc.                                        43,890
                                            900    Bank of the Ozarks, Inc.                                          29,970
                                          3,235    BankUnited Financial Corp. Class A                                98,732
                                            600    Banner Corp.                                                      23,124
                                             92    Berkshire Hathaway, Inc. Class A (a)                           8,432,628
                                            476    Berkshire Hathaway, Inc. Class B (a)                           1,448,468
                                            300    Berkshire Hills Bancorp, Inc.                                     10,644

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          4,500    BlackRock, Inc.                                          $       626,265
                                          3,796    CVB Financial Corp.                                               59,445
                                          2,200    Calamos Asset Management, Inc. Class A                            63,778
                                            500    Camco Financial Corp.                                              6,925
                                            540    Capital Corp. of the West                                         17,280
                                          4,700    Capital Lease Funding, Inc.                                       53,627
                                            700    Capital Trust, Inc.                                               24,934
                                         10,741    CapitalSource, Inc.                                              251,984
                                            515    Cascade Financial Corp.                                            7,916
                                          1,700    Cash America International, Inc.                                  54,400
                                          1,622    Cathay General Bancorp                                            59,008
                                          3,400    Cbot Holdings, Inc. Class A (a)(f)                               406,606
                                          1,776    Central Pacific Financial Corp.                                   68,731
                                          3,100    Cenveo, Inc. (a)                                                  55,645
                                          2,300    Ceres Group, Inc. (a)                                             14,306
                                            600    Charter Financial Corp.                                           23,676
                                          4,700    CharterMac                                                        87,937
                                          2,360    Chicago Mercantile Exchange Holdings, Inc.                     1,159,114
                                            500    Citizens First Bancorp, Inc.                                      13,355
                                          2,890    Citizens, Inc. (a)(f)                                             14,478
                                            691    Coastal Financial Corp.                                            8,921
                                          1,100    Cohen & Steers, Inc.                                              25,960
                                          1,000    Columbia Equity Trust, Inc.                                       15,360
                                          3,722    Commercial Capital Bancorp, Inc.                                  58,622
                                          3,300    CompuCredit Corp. (a)                                            126,852
                                          2,800    Corrections Corp. of America (a)                                 148,232
                                         10,380    Covanta Holding Corp. (a)                                        183,207
                                          1,056    Cross Timbers Royalty Trust                                       47,509
                                          3,000    Deerfield Triarc Capital Corp.                                    38,940
                                          3,600    Delta Financial Corp.                                             35,460
                                          3,700    Dime Community Bancshares, Inc.                                   50,209
                                          1,700    Downey Financial Corp.                                           115,345
                                          6,900    ECC Capital Corp.                                                  8,418
                                            629    ESB Financial Corp.                                                7,271
                                            300    Eastern Virginia Bankshares, Inc.                                  6,570
                                          5,800    Eaton Vance Corp.                                                144,768
                                          2,900    Encore Capital Group, Inc. (a)                                    35,583
                                          2,500    ePlus, Inc. (a)                                                   28,325
                                          3,400    eSpeed, Inc. Class A (a)                                          28,322
                                          2,800    Extra Space Storage, Inc.                                         45,472
                                            700    Ezcorp, Inc. (a)                                                  26,383
                                            900    The FINOVA Group, Inc. (a)                                            99
                                          2,450    Fidelity Bankshares, Inc.                                         77,959
                                          1,600    Financial Federal Corp.                                           44,496
                                          2,400    First Albany Cos., Inc. (a)                                       10,800
                                          1,926    First Community Bancorp, Inc.                                    113,788
                                            500    First Defiance Financial Corp.                                    13,175
                                            800    First Financial Corp.                                             24,008
                                          1,400    First Financial Holdings, Inc.                                    44,800
                                          2,150    First Indiana Corp.                                               55,965
                                          4,000    The First Marblehead Corp. (f)                                   227,760

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                            615    First Place Financial Corp.                              $        14,151
                                          1,000    FirstFed Financial Corp. (a)                                      57,670
                                          3,600    Flagstar Bancorp, Inc.                                            57,456
                                          2,950    Flushing Financial Corp.                                          52,982
                                          2,300    Franklin Street Properties Corp.                                  45,264
                                          9,710    Friedman Billings Ramsey Group, Inc. Class A                     106,519
                                            300    Frontline Capital Group (a)                                            0
                                          2,800    GAMCO Investors, Inc. Class A                                    102,928
                                          2,400    GFI Group, Inc. (a)                                              129,480
                                          1,155    Giant Industries, Inc. (a)                                        76,865
                                          1,371    Glacier Bancorp, Inc.                                             40,129
                                            400    Gramercy Capital Corp.                                            10,360
                                          2,300    Great Lakes Bancorp, Inc. (a)                                     40,204
                                            710    Greater Delaware Valley Savings Bank                              17,750
                                          1,400    Greenhill & Co., Inc.                                             85,064
                                            900    HMN Financial, Inc.                                               31,320
                                          1,300    Heartland Payment Systems, Inc. (a)                               36,244
                                            420    Heritage Financial Corp.                                          11,063
                                          1,600    Hersha Hospitality Trust                                          14,864
                                          3,300    HomeBanc Corp.                                                    26,202
                                          3,800    Hugoton Royalty Trust                                            112,860
                                          1,000    IBERIABANK Corp.                                                  57,540
                                          1,400    ITC Holdings Corp.                                                37,212
                                            300    ITLA Capital Corp.                                                15,774
                                            242    Independence Federal Savings Bank (a)                              2,176
                                          2,404    Independent Bank Corp./MI                                         63,225
                                          2,900    IndyMac Bancorp, Inc.                                            132,965
                                            800    InnSuites Hospitality Trust                                        1,240
                                          4,300    IntercontinentalExchange, Inc. (a)                               249,142
                                          3,656    International Bancshares Corp.                                   100,467
                                          1,900    International Securities Exchange, Inc.                           72,333
                                            500    Interpool, Inc.                                                   11,110
                                          3,000    Investment Technology Group, Inc. (a)                            152,580
                                          3,600    Investors Financial Services Corp.                               161,640
                                          1,800    Jackson Hewitt Tax Service, Inc.                                  56,430
                                          5,900    Jefferies Group, Inc. New Shares                                 174,817
                                          6,000    John D Oil & Gas Co. (a)                                           3,660
                                          4,400    KKR Financial Corp.                                               91,564
                                          1,690    KNBT Bancorp, Inc.                                                27,919
                                          6,900    Knight Capital Group, Inc. Class A (a)                           105,087
                                          3,600    LaBranche & Co., Inc. (a)(f)                                      43,596
                                          2,781    Ladenburg Thalmann Financial Services, Inc. (a)                    2,781
                                         11,104    Leucadia National Corp.                                          324,126
                                          1,000    Lincoln Bancorp                                                   17,850
                                          1,000    Lipid Sciences, Inc. (a)                                             990
                                          1,979    MAF Bancorp, Inc.                                                 84,780
                                          1,450    MB Financial, Inc.                                                51,272
                                            200    Malan Realty Investors, Inc.                                           0
                                         10,100    Mastercard, Inc. Class A (a)                                     484,800
                                            300    Maxus Realty Trust, Inc.                                           4,109

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          1,200    McGrath RentCorp                                         $        33,372
                                          1,100    Medallion Financial Corp.                                         14,256
                                          5,000    Medical Properties Trust, Inc.                                    55,200
                                            500    MicroFinancial, Inc.                                               1,725
                                            110    Mid Penn Bancorp, Inc.                                             2,662
                                            400    The Midland Co.                                                   15,192
                                          4,500    MoneyGram International, Inc.                                    152,775
                                            400    Monmouth Capital Corp.                                             2,140
                                          2,200    Monmouth Real Estate Investment Corp. Class A                     17,732
                                          1,700    MortgageIT Holdings, Inc.                                         20,502
                                            300    MutualFirst Financial, Inc.                                        5,940
                                            400    NASB Financial, Inc.                                              13,820
                                         10,400    NYSE Group, Inc. (a)(f)                                          712,192
                                          7,800    The Nasdaq Stock Market, Inc. (a)                                233,220
                                          2,390    Nastech Pharmaceutical Co., Inc. (a)                              37,762
                                          1,900    National Financial Partners Corp.                                 84,189
                                            120    National Security Group, Inc.                                      1,920
                                            200    National Western Life Insurance Co. Class A                       47,930
                                          3,100    Nelnet, Inc. Class A (a)                                         125,705
                                         13,964    New York Community Bancorp, Inc.                                 230,546
                                            400    North American Scientific, Inc. (a)                                  780
                                          2,600    Northwest Bancorp, Inc.                                           68,900
                                          5,500    Nuveen Investments, Inc. Class A                                 236,775
                                          1,400    Oak Hill Financial, Inc.                                          35,672
                                          6,400    Ocwen Financial Corp. (a)                                         81,344
                                            700    One Liberty Properties, Inc.                                      13,300
                                          1,700    Opteum, Inc.                                                      15,334
                                          4,100    optionsXpress Holdings, Inc.                                      95,571
                                            600    PAB Bankshares, Inc.                                              11,100
                                          2,125    PMC Commercial Trust                                              27,030
                                            321    PVF Capital Corp.                                                  3,242
                                          1,100    PW Eagle, Inc. (f)                                                33,264
                                          2,710    Pacific Capital Bancorp                                           84,335
                                          2,308    Partners Trust Financial Group, Inc.                              26,334
                                          1,245    Piper Jaffray Cos. (a)                                            76,206
                                          1,400    Portfolio Recovery Associates, Inc. (a)                           63,980
                                            500    Provident Financial Holdings, Inc.                                15,000
                                          2,889    Provident Financial Services, Inc.                                51,858
                                          2,800    R-G Financial Corp. Class B                                       24,052
                                          5,550    Raymond James Financial, Inc.                                    167,999
                                            450    Renasant Corp.                                                    18,158
                                          1,000    Resource America, Inc. Class A                                    19,050
                                            100    Riverview Bancorp, Inc.                                            2,620
                                            300    Roberts Realty Investors, Inc. (a)                                 2,355
                                          3,000    Rome Bancorp, Inc.                                                38,670
                                          6,060    SEI Investments Co.                                              296,213
                                          1,510    SWS Group, Inc.                                                   36,421
                                          1,100    Sanders Morris Harris Group, Inc.                                 16,621
                                          2,103    Santander BanCorp                                                 51,776
                                            300    Security Bank Corp.                                                6,681

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          3,300    Siebert Financial Corp. (a)                              $         7,986
                                          3,600    Specialty Underwriters' Alliance, Inc. (a)                        24,048
                                          2,988    Sterling Financial Corp.                                          91,164
                                          1,232    Student Loan Corp.                                               248,864
                                            300    Supertel Hospitality, Inc.                                         1,950
                                         41,980    TD Ameritrade Holding Corp.                                      621,724
                                            100    TF Financial Corp.                                                 2,885
                                          1,879    Tarragon Corp.                                                    26,024
                                          2,900    Thomas Weisel Partners Group, Inc. (a)                            55,129
                                          1,100    TierOne Corp.                                                     37,147
                                          1,500    Transnational Financial Network, Inc. (a)                          1,725
                                          1,400    United Community Banks, Inc.                                      42,616
                                          1,000    United PanAm Financial Corp. (a)                                  30,400
                                            100    Value Line, Inc.                                                   4,270
                                         10,252    W Holding Co., Inc.                                               68,176
                                          1,500    WP Carey & Co. LLC                                                37,980
                                          1,300    WP Stewart & Co. Ltd.                                             19,786
                                            200    WVS Financial Corp.                                                3,280
                                          2,800    Waddell & Reed Financial, Inc. Class A                            57,568
                                          3,861    Washington Federal, Inc.                                          89,537
                                          1,400    Washington Group International, Inc.                              74,676
                                            400    Wauwatosa Holdings, Inc. (a)                                       6,824
                                            151    Wayne Savings Bancshares, Inc.                                     2,267
                                          2,400    Webster Financial Corp.                                          113,856
                                          2,000    Wellsford Real Properties, Inc.                                   14,140
                                            502    Wesco Financial Corp.                                            191,262
                                            800    West Bancorp., Inc.                                               14,936
                                            900    Wheeling-Pittsburgh Corp. (a)                                     17,901
                                            742    White Mountains Insurance Group Inc.                             361,354
                                            200    Willis Lease Finance Corp. (a)                                     1,884
                                          1,398    Willow Grove Bancorp, Inc.                                        22,242
                                          1,200    Windrose Medical Properties Trust                                 17,520
                                          2,556    Winthrop Realty Trust, Inc.                                       15,183
                                          1,900    World Acceptance Corp. (a)                                        67,488
                                          1,800    Wright Express Corp. (a)                                          51,732
                                                                                                            ---------------
                                                                                                                 26,857,671
---------------------------------------------------------------------------------------------------------------------------
Motor Vehicles - 0.8%                     1,800    AO Smith Corp.                                                    83,448
                                          1,700    ASV, Inc. (a)                                                     39,168
                                          1,005    Aftermarket Technology Corp. (a)                                  24,974
                                          1,400    American Axle & Manufacturing Holdings, Inc.                      23,954
                                          1,700    Arctic Cat, Inc.                                                  33,167
                                          2,300    ArvinMeritor, Inc.                                                39,537
                                          2,900    BorgWarner, Inc.                                                 188,790
                                          2,000    CSK Auto Corp. (a)                                                23,940
                                            700    Cascade Corp.                                                     27,685
                                          1,100    Coachmen Industries, Inc.                                         13,134
                                          4,400    Donaldson Co., Inc.                                              149,028
                                          1,300    Dorman Products, Inc. (a)                                         15,314
                                          3,300    Dura Automotive Systems, Inc. Class A (a)                          6,171
                                          3,300    Federal-Mogul Corp. (a)                                            1,188

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          3,690    Fleetwood Enterprises, Inc. (a)                          $        27,823
                                          1,900    FortuNet, Inc. (a)                                                30,780
                                          8,990    Gentex Corp.                                                     125,860
                                          1,000    Group 1 Automotive, Inc.                                          56,340
                                          1,700    H&E Equipment Services, Inc. (a)                                  50,065
                                          2,700    Hayes Lemmerz International, Inc. (a)                              8,559
                                          1,300    IMPCO Technologies, Inc. (a)                                      13,871
                                            700    Keystone Automotive Industries, Inc. (a)                          29,554
                                          3,200    LKQ Corp. (a)                                                     60,800
                                            200    The Lamson & Sessions Co. (a)                                      5,672
                                          2,045    Lear Corp.                                                        45,419
                                          1,000    Lithia Motors, Inc. Class A                                       30,320
                                            800    MarineMax, Inc. (a)                                               20,984
                                            900    Midas, Inc. (a)                                                   16,560
                                          1,900    Modine Manufacturing Co.                                          44,384
                                          1,800    Monaco Coach Corp.                                                22,860
                                            750    Monro Muffler, Inc.                                               24,420
                                          2,120    Myers Industries, Inc.                                            36,443
                                            850    Noble International Ltd.                                          12,172
                                          3,900    Oshkosh Truck Corp.                                              185,328
                                          1,800    Polaris Industries, Inc.                                          77,940
                                            447    Proliance International, Inc. (a)                                  2,065
                                          1,000    Rush Enterprises Inc. Class A (a)                                 18,170
                                          1,700    Sonic Automotive, Inc.                                            37,706
                                          2,700    Spartan Motors, Inc.                                              41,526
                                          1,300    Standard Motor Products, Inc.                                     10,842
                                          1,300    Stoneridge, Inc. (a)                                              10,790
                                          1,510    Superior Industries International, Inc. (f)                       27,618
                                          5,800    TRW Automotive Holdings Corp. (a)                                158,224
                                          3,685    Thor Industries, Inc.                                            178,538
                                          1,000    Titan International, Inc.                                         18,710
                                          6,500    United Auto Group, Inc.                                          138,775
                                          7,500    Visteon Corp. (a)                                                 54,075
                                          1,800    Winnebago Industries, Inc.                                        55,872
                                                                                                            ---------------
                                                                                                                  2,348,563
---------------------------------------------------------------------------------------------------------------------------
Non-Durables - 1.6%                       4,000    AFC Enterprises Inc. (a)                                          51,000
                                         11,044    Activision, Inc. (a)                                             125,681
                                          1,900    American Greetings Class A                                        39,919
                                          2,465    Applebees International, Inc.                                     47,377
                                          1,100    BJ's Restaurants, Inc. (a)                                        24,574
                                          1,230    Benihana, Inc. Class A (a)                                        33,382
                                          1,800    Blue Nile, Inc. (a)                                               57,888
                                          2,200    Bob Evans Farms, Inc.                                             66,022
                                            210    Bowl America, Inc. Class A                                         3,045
                                          3,700    Brinker International, Inc.                                      134,310
                                          2,600    Buca, Inc. (a)                                                    14,690
                                            600    Buffalo Wild Wings, Inc. (a)                                      22,986
                                          1,015    CBRL Group, Inc.                                                  34,429
                                          2,250    CEC Entertainment, Inc. (a)                                       72,270
                                          2,300    CKE Restaurants, Inc.                                             38,203

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          3,100    Cabela's, Inc. Class A (a)(f)                            $        59,706
                                          2,300    California Pizza Kitchen, Inc. (a)                                63,204
                                          2,400    Centillium Communications, Inc. (a)                                6,744
                                          2,800    Champps Entertainment, Inc. (a)                                   18,368
                                          3,517    The Cheesecake Factory, Inc. (a)                                  94,783
                                          3,800    Cheniere Energy, Inc. (a)                                        140,448
                                            200    Churchill Downs, Inc.                                              7,490
                                            400    Coinmach Service Corp. Class A                                     4,100
                                          5,900    Cosi, Inc. (a)                                                    36,757
                                         10,900    Denny's Corp. (a)                                                 40,112
                                          2,600    Domino's Pizza, Inc.                                              64,324
                                          3,300    Dover Motorsports, Inc.                                           19,371
                                          1,200    Drew Industries, Inc. (a)                                         38,880
                                          1,200    EMAK Worldwide, Inc. (a)                                           5,808
                                          2,500    Famous Dave's of America, Inc. (a)                                33,250
                                          1,100    Forward Industries, Inc. (a)(f)                                    4,587
                                          1,600    Gaming Partners International Corp.                               39,040
                                          1,500    Handleman Co.                                                     12,225
                                          3,118    Hibbett Sporting Goods, Inc. (a)                                  74,520
                                          4,300    Hollywood Media Corp. (a)                                         16,426
                                            900    IHOP Corp.                                                        43,272
                                          5,700    International DisplayWorks, Inc. (a)                              29,640
                                          2,800    International Speedway Corp. Class A                             129,836
                                          1,900    Isle of Capri Casinos, Inc. (a)                                   48,735
                                          2,200    Jack in the Box, Inc. (a)                                         86,240
                                          2,713    Jakks Pacific, Inc. (a)                                           54,504
                                            300    Kreisler Manufacturing Corp. (a)                                   3,987
                                          3,700    Krispy Kreme Doughnuts, Inc. (a)(f)                               30,118
                                          1,900    Lancaster Colony Corp.                                            74,993
                                          1,700    Landry's Restaurants, Inc.                                        55,165
                                            300    Lazare Kaplan International, Inc. (a)                              2,475
                                          2,500    Leapfrog Enterprises, Inc. (a)(f)                                 25,250
                                            800    Lenox Group, Inc. (a)                                              5,672
                                          2,400    Lodgenet Entertainment Corp. (a)                                  44,760
                                          2,500    Lone Star Steakhouse & Saloon, Inc.                               65,575
                                          1,700    Luby's, Inc. (a)                                                  17,731
                                          1,500    Majesco Entertainment Co. (a)                                      2,445
                                          5,200    Marvel Entertainment, Inc. (a)                                   104,000
                                          1,300    Metal Management, Inc.                                            39,806
                                          6,000    Midway Games, Inc. (a)(f)                                         48,540
                                          2,800    Movado Group, Inc.                                                64,260
                                          3,205    O'Charleys, Inc. (a)                                              54,485
                                          3,600    OSI Restaurant Partners, Inc.                                    124,560
                                          1,495    PF Chang's China Bistro, Inc. (a)                                 56,840
                                          1,800    Panera Bread Co. Class A (a)                                     121,032
                                          2,900    Papa John's International, Inc. (a)                               96,280
                                            900    Peco II, Inc. (a)                                                  1,629
                                          6,100    Penn National Gaming, Inc. (a)                                   236,558
                                          1,170    RC2 Corp. (a)                                                     45,232
                                          2,900    Rare Hospitality International, Inc. (a)                          83,404

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          1,000    Red Robin Gourmet Burgers, Inc. (a)                      $        42,560
                                          2,000    Regis Corp.                                                       71,220
                                          2,600    Ruby Tuesday, Inc.                                                63,466
                                          1,300    Russ Berrie & Co., Inc. (a)                                       15,938
                                          2,600    Ryan's Restaurant Group, Inc. (a)                                 30,966
                                          3,400    Samsonite Corp. (a)                                                3,468
                                         20,800    Service Corp. International                                      169,312
                                            400    Servotronics, Inc. (a)                                             2,540
                                          5,037    Sonic Corp. (a)                                                  104,719
                                          2,300    Sotheby's Holdings Inc. Class A (a)                               60,375
                                            900    The Steak n Shake Co. (a)                                         13,626
                                            510    Steinway Musical Instruments Inc. (a)                             12,505
                                          6,400    Stewart Enterprises, Inc. Class A                                 36,800
                                          4,350    THQ, Inc. (a)                                                     93,960
                                          2,700    Take-Two Interactive Software, Inc. (a)                           28,782
                                          5,400    The Topps Co., Inc.                                               44,388
                                          3,300    Traffix, Inc.                                                     17,787
                                          2,400    Trans World Entertainment Corp. (a)                               17,328
                                          4,600    Triarc Cos.                                                       71,898
                                          2,900    Trump Entertainment Resorts, Inc. (a)                             58,435
                                          2,155    Tupperware Corp.                                                  42,432
                                          9,300    Warner Music Group Corp.                                         274,164
                                          6,500    World Wrestling Entertainment, Inc.                              109,785
                                          3,090    Youbet.com, Inc. (a)                                              14,832
                                                                                                            ---------------
                                                                                                                  4,744,229
---------------------------------------------------------------------------------------------------------------------------
Non-Ferrous                                 800    AM Castle & Co.                                                   25,800
Metals - 0.8%                             7,600    Advanced Environmental Recycling
                                                     Technologies, Inc. Class A (a)                                  23,940
                                          1,637    Aleris International, Inc. (a)                                    75,056
                                          1,100    Brush Engineered Materials, Inc. (a)                              22,935
                                          2,500    Century Aluminum Co. (a)                                          89,225
                                         20,000    Coeur d'Alene Mines Corp. (a)                                     96,200
                                          6,500    Commercial Metals Co.                                            167,050
                                          1,327    Encore Wire Corp. (a)                                             47,692
                                         10,600    Hecla Mining Co. (a)                                              55,650
                                         10,800    Kaiser Aluminum Corp. (a)                                            378
                                          1,100    Minerals Technologies, Inc.                                       57,200
                                          2,600    Mueller Industries, Inc.                                          85,878
                                          1,800    RTI International Metals, Inc. (a)                               100,512
                                          1,862    Reliance Steel & Aluminum Co.                                    154,453
                                         10,300    Southern Copper Corp. (f)                                        918,039
                                          5,284    Stillwater Mining Co. (a)                                         67,001
                                         10,600    Titanium Metals Corp. (a)                                        364,428
                                            900    Wolverine Tube, Inc. (a)                                           3,303
                                                                                                            ---------------
                                                                                                                  2,354,740
---------------------------------------------------------------------------------------------------------------------------
Optical Photo & Equipment - 0.1%          1,200    CPI Corp.                                                         36,840
                                          1,100    Cyberoptics Corp. (a)                                             14,234
                                          1,100    Imation Corp.                                                     45,155
                                          8,530    Ingram Micro, Inc. Class A (a)                                   154,649
                                          2,095    LaserCard Corp. (a)                                               27,424
                                            200    Meade Instruments Corp. (a)                                          490

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                            300    Panavision, Inc. (a)                                     $         2,478
                                          1,900    Photronics, Inc. (a)                                              28,120
                                            100    StockerYale, Inc. (a)                                                118
                                          1,600    Zomax, Inc. (a)                                                    2,448
                                          1,000    Zygo Corp. (a)                                                    16,390
                                                                                                            ---------------
                                                                                                                    328,346
---------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%            1,600    Bowater, Inc.                                                     36,400
                                            200    Buckeye Technologies, Inc. (a)                                     1,528
                                            604    CSS Industries, Inc.                                              17,365
                                          1,700    Caraustar Industries, Inc. (a)                                    15,300
                                          1,200    Chesapeake Corp.                                                  19,692
                                            700    Deltic Timber Corp.                                               39,459
                                            480    Kadant, Inc. (a)                                                  11,040
                                          1,900    Longview Fibre Co.                                                36,271
                                          1,000    Lydall, Inc. (a)                                                   9,220
                                          1,700    Neenah Paper, Inc.                                                51,765
                                          1,400    P.H. Glatfelter Co.                                               22,218
                                          5,100    Packaging Corp. of America                                       112,302
                                            900    Pope & Talbot, Inc.                                                5,607
                                            959    Potlatch Corp.                                                    36,202
                                          4,071    Rayonier, Inc.                                                   154,332
                                            900    Rock-Tenn Co. Class A                                             14,355
                                         15,980    Smurfit-Stone Container Corp. (a)                                174,821
                                          1,400    Universal Forest Products, Inc.                                   87,822
                                          3,100    Wausau Paper Corp.                                                38,595
                                                                                                            ---------------
                                                                                                                    884,294
---------------------------------------------------------------------------------------------------------------------------
Producer Goods - 3.2%                     4,023    AGCO Corp. (a)                                                   105,885
                                            500    Aaon, Inc.                                                        12,830
                                          1,800    Actuant Corp. Class A                                             89,910
                                          4,400    Aeroflex, Inc. (a)                                                51,348
                                          1,000    Akorn, Inc. (a)                                                    3,980
                                            700    Alamo Group, Inc.                                                 14,735
                                          1,900    Albany International Corp. Class A                                80,541
                                            115    Allied Motion Technologies, Inc. (a)                                 604
                                          1,200    American Vanguard Corp.                                           18,576
                                          3,800    Ametek, Inc.                                                     180,044
                                          2,700    Applied Industrial Technologies, Inc.                             65,637
                                          2,000    Aptargroup, Inc.                                                  99,220
                                             14    Arotech Corp. (a)                                                     32
                                          1,200    Astec Industries, Inc. (a)                                        40,944
                                          3,500    BE Aerospace, Inc. (a)                                            80,010
                                          1,900    Baldor Electric Co.                                               59,451
                                          3,200    Barnes Group, Inc.                                                63,840
                                          1,000    Blount International, Inc. (a)                                    12,020
                                          1,900    Blyth, Inc.                                                       35,074
                                          3,000    Briggs & Stratton Corp.                                           93,330
                                            600    CIRCOR International, Inc.                                        18,294
                                          1,100    Cantel Medical Corp. (a)                                          15,664
                                          6,000    Capstone Turbine Corp. (a)(f)                                     13,680

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                            200    Catalyst Semiconductor, Inc. (a)                         $           726
                                          1,100    Cherokee International Corp. (a)                                   4,246
                                            100    Chicago Rivet & Machine Co.                                        2,300
                                          3,000    Clarcor, Inc.                                                     89,370
                                          2,685    Cognex Corp.                                                      69,891
                                          1,100    Columbus McKinnon Corp. (a)                                       23,914
                                          1,900    Comfort Systems USA, Inc.                                         27,151
                                          1,800    Concord Camera Corp. (a)                                           1,152
                                          1,900    Cryo-Cell International, Inc. (a)                                  4,351
                                            600    Culp, Inc. (a)                                                     2,934
                                          2,500    Curtiss-Wright Corp.                                              77,200
                                          2,000    DiamondCluster International, Inc. Class A (a)                    15,840
                                          5,500    Distributed Energy Systems Corp. (a)                              28,435
                                            700    Dynamic Materials Corp.                                           23,709
                                            200    The Eastern Co.                                                    4,130
                                          5,300    Evergreen Solar, Inc. (a)(f)                                      68,794
                                          1,700    FMC Corp.                                                        109,463
                                          1,600    The Fairchild Corp. (a)                                            3,328
                                          7,490    Fastenal Co.                                                     301,772
                                          4,220    Fedders Corp. (a)                                                 10,212
                                          2,500    Federal Signal Corp.                                              37,850
                                          1,700    Flanders Corp. (a)                                                17,051
                                          2,800    Flowserve Corp. (a)                                              159,320
                                          4,140    Foster Wheeler Ltd. (a)                                          178,848
                                            900    Franklin Electric Co., Inc.                                       46,476
                                          3,700    Gardner Denver, Inc. (a)                                         142,450
                                            125    The Gorman-Rupp Co.                                                3,325
                                          3,787    Graco, Inc.                                                      174,126
                                          5,800    GrafTech International Ltd. (a)                                   33,640
                                            700    HI Shear Technology Corp.                                         11,585
                                          3,000    HNI Corp.                                                        136,050
                                            200    Hardinge, Inc.                                                     3,090
                                          2,200    Harsco Corp.                                                     171,512
                                          2,190    Herman Miller, Inc.                                               56,436
                                          3,600    Hexcel Corp. (a)                                                  56,556
                                          2,900    Hubbell, Inc. Class B                                            138,185
                                          3,250    IDEX Corp.                                                       153,400
                                            100    Ibis Technology Corp. (a)                                            325
                                            400    Inplay Technologies, Inc. (a)                                      1,040
                                            500    IntriCon Corp. (a)                                                 2,500
                                          7,400    JLG Industries, Inc.                                             166,500
                                          4,500    Jacuzzi Brands, Inc. (a)                                          39,600
                                          4,675    Jarden Corp. (a)                                                 142,354
                                          2,500    Kaydon Corp.                                                      93,275
                                          1,800    Kennametal, Inc.                                                 112,050
                                          2,700    Knoll, Inc.                                                       49,572
                                          3,290    Kos Pharmaceuticals, Inc. (a)                                    123,770
                                            600    LB Foster Co. Class A (a)                                         14,562
                                          1,100    LaBarge, Inc. (a)                                                 14,597
                                          1,300    Ladish Co., Inc. (a)                                              48,711

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                            600    Lawson Products, Inc.                                    $        23,652
                                          5,000    Lennox International, Inc.                                       132,400
                                          2,482    Libbey, Inc.                                                      18,243
                                          2,295    Lincoln Electric Holdings, Inc.                                  143,782
                                          1,500    Lindsay Manufacturing Co.                                         40,680
                                          3,200    Liquidity Services, Inc. (a)                                      49,824
                                          1,800    Lone Star Technologies Inc. (a)                                   97,236
                                          3,300    MSC Industrial Direct Co. Class A                                156,981
                                          1,700    Magnetek, Inc. (a)                                                 4,590
                                          4,300    Manitowoc Co.                                                    191,350
                                            900    Material Sciences Corp. (a)                                        8,127
                                          1,400    Matthews International Corp. Class A                              48,258
                                          2,200    Maverick Tube Corp. (a)                                          139,018
                                          3,200    Merix Corp. (a)                                                   35,104
                                          3,360    Micrel, Inc. (a)                                                  33,634
                                            500    Middleby Corp. (a)                                                43,280
                                          4,356    Milacron, Inc. (a)                                                 4,356
                                            900    Modtech Holdings, Inc. (a)                                         6,093
                                          2,425    Moog, Inc. Class A (a)                                            82,984
                                            400    NACCO Industries, Inc. Class A                                    54,964
                                          1,700    NATCO Group, Inc. Class A (a)                                     68,340
                                          1,000    NN, Inc.                                                          12,350
                                          1,100    Nordson Corp.                                                     54,098
                                          3,700    Oceaneering International, Inc. (a)                              169,645
                                          4,500    PainCare Holdings, Inc. (a)                                        9,180
                                          4,550    Pentair, Inc.                                                    155,565
                                          5,207    Plug Power, Inc. (a)(f)                                           24,317
                                          1,600    Possis Medical, Inc. (a)                                          14,096
                                          5,950    Precision Castparts Corp.                                        355,572
                                          3,140    Presstek, Inc. (a)                                                29,233
                                          2,300    RBC Bearings, Inc. (a)                                            52,210
                                          2,505    Regal-Beloit Corp.                                               110,596
                                            800    Research Frontiers, Inc. (a)                                       4,008
                                            700    Riviera Holdings Corp. (a)                                        14,490
                                            800    Robbins & Myers, Inc.                                             20,912
                                          1,020    Ronson Corp. (a)                                                   2,275
                                          4,500    Roper Industries, Inc.                                           210,375
                                            470    SI International, Inc. (a)                                        14,410
                                          2,648    SPX Corp.                                                        148,156
                                          7,000    Safeguard Scientifics, Inc. (a)                                   15,120
                                          2,000    Sauer-Danfoss, Inc.                                               50,840
                                            500    Sequa Corp. Class A (a)                                           40,750
                                          5,600    The Shaw Group, Inc. (a)                                         155,680
                                          1,800    Somanetics Corp. (a)                                              34,380
                                          1,800    Sonic Solutions, Inc. (a)                                         29,700
                                            200    Spectrum Control, Inc. (a)                                         1,850
                                            700    Standex International Corp.                                       21,245
                                          8,800    Steelcase, Inc. Class A                                          144,760
                                            300    Strattec Security Corp. (a)                                       14,943
                                          1,500    Sun Hydraulics, Inc.                                              31,170

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                            700    T-3 Energy Services Inc. (a)                             $        13,636
                                          1,165    TRM Corp. (a)                                                      8,073
                                          1,400    Team, Inc. (a)                                                    35,070
                                          1,500    Technology Research Corp.                                          7,635
                                          1,200    Tecumseh Products Co. Class A (a)                                 23,040
                                          1,900    Teleflex, Inc.                                                   102,638
                                            600    Tennant Co.                                                       30,168
                                          2,600    Tenneco, Inc. (a)                                                 67,600
                                          3,504    Terex Corp. (a)                                                  345,845
                                          8,000    ThermoGenesis Corp. (a)                                           33,120
                                          4,400    Timken Co.                                                       147,444
                                          4,200    Trinity Industries, Inc.                                         169,680
                                            800    Triumph Group, Inc. (a)                                           38,400
                                          1,900    TurboChef Technologies, Inc. (a)(f)                               21,128
                                            200    Twin Disc, Inc.                                                    6,122
                                          2,100    Tyler Technologies, Inc. (a)                                      23,520
                                          8,140    Valhi, Inc.                                                      199,837
                                          1,100    Valmont Industries, Inc.                                          51,139
                                          1,100    Watsco, Inc.                                                      65,802
                                          2,000    Watts Water Technologies, Inc. Class A                            67,100
                                            700    Woodhead Industries, Inc.                                         13,398
                                          1,800    Woodward Governor Co.                                             54,918
                                          1,100    X-Rite, Inc.                                                      12,089
                                                                                                            ---------------
                                                                                                                  9,215,547
---------------------------------------------------------------------------------------------------------------------------
Railroads & Shipping - 0.5%               2,100    Alexander & Baldwin, Inc.                                         92,967
                                          1,300    American Commercial Lines, Inc. (a)                               78,325
                                          4,600    Diamondhead Casino Corp. (a)                                      12,190
                                            100    Eagle Bulk Shipping, Inc.                                          1,425
                                          1,800    Florida East Coast Industries, Inc.                               94,194
                                          1,000    Freightcar America, Inc.                                          55,510
                                          2,800    GATX Corp.                                                       119,000
                                          1,600    General Maritime Corp.                                            59,136
                                          1,950    Genesee & Wyoming, Inc. Class A (a)                               69,167
                                            900    Greenbrier Cos., Inc.                                             29,466
                                          4,000    Horizon  Lines, Inc. Class A                                      64,080
                                            700    Hornbeck Offshore Services, Inc. (a)                              24,864
                                            300    International Shipholding Corp. (a)                                4,017
                                          5,100    Kansas City Southern (a)                                         141,270
                                            700    Maritrans, Inc.                                                   17,430
                                          1,800    Martin Midstream Partners LP                                      55,404
                                          5,300    OMI Corp. New Shares                                             114,745
                                          2,100    Overseas Shipholding Group                                       124,215
                                          2,200    RailAmerica, Inc. (a)                                             23,012
                                          1,700    SCS Transportation, Inc. (a)                                      46,801
                                          3,400    Ship Finance International Ltd.                                   58,854
                                          1,800    Trico Marine Services, Inc. (a)                                   61,200
                                          2,100    Westinghouse Air Brake Technologies Corp.                         78,540
                                                                                                            ---------------
                                                                                                                  1,425,812
---------------------------------------------------------------------------------------------------------------------------
Real Property - 5.7%                      3,900    AMB Property Corp.                                               197,145
                                            800    AMREP Corp.                                                       43,456
                                          1,900    Acadia Realty Trust                                               44,935

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          2,400    Affordable Residential Communities                       $        25,800
                                            200    Alexander's, Inc. (a)                                             54,352
                                          1,300    Alexandria Real Estate Equities, Inc.                            115,284
                                          2,500    America Retirement Corp. (a)                                      81,925
                                            400    American Land Lease, Inc.                                          9,800
                                            500    American Mortgage Acceptance Co.                                   7,370
                                          3,600    American Real Estate Partners LP                                 146,880
                                            500    American Realty Investors, Inc. (a)                                4,290
                                          4,400    Amerivest Properties, Inc. (a)                                    19,316
                                          8,600    Annaly Mortgage Management, Inc.                                 110,166
                                          3,300    Anthracite Capital, Inc.                                          40,128
                                          2,700    Anworth Mortgage Asset Corp.                                      22,410
                                          2,300    Arbor Realty Trust, Inc.                                          57,615
                                          3,700    Associated Estates Realty Corp.                                   45,880
                                          4,945    AvalonBay Communities, Inc.                                      547,016
                                            500    Avatar Holdings, Inc. (a)(f)                                      28,485
                                          3,635    BRE Properties                                                   199,925
                                            300    BRT Realty Trust                                                   7,695
                                          2,400    Big 5 Sporting Goods Corp.                                        46,800
                                          2,200    BioMed Realty Trust, Inc.                                         65,868
                                          1,200    Boykin Lodging Co. (a)                                            13,068
                                          6,314    Brandywine Realty Trust                                          203,121
                                         15,300    Brookfield Properties Corp.                                      492,201
                                         14,400    CB Richard Ellis Group, Inc. (a)                                 358,560
                                          4,300    CBL & Associates Properties, Inc.                                167,399
                                            400    California Coastal Communities, Inc. (a)                          12,800
                                          3,957    Camden Property Trust                                            291,037
                                          1,800    Capital Title Group, Inc.                                         13,266
                                          2,500    Capstead Mortgage Corp.                                           18,975
                                          4,100    CarrAmerica Realty Corp.                                         182,655
                                          1,100    Cedar Shopping Centers, Inc.                                      16,192
                                            600    CentraCore Properties Trust                                       14,850
                                          3,200    Colonial Properties Trust                                        158,080
                                          2,000    Corporate Office Properties Trust                                 84,160
                                          3,000    Cousins Properties, Inc.                                          92,790
                                          6,200    Crescent Real Estate EQT Co.                                     115,072
                                          5,383    Developers Diversified Realty Corp.                              280,885
                                          2,000    DiamondRock Hospitality Co.                                       29,620
                                          1,100    Digital Realty Trust, Inc.                                        27,159
                                          9,475    Duke Realty Corp.                                                333,046
                                          1,200    Eastgroup Properties Inc.                                         56,016
                                          3,500    Education Realty Trust, Inc.                                      58,275
                                          1,800    Entertainment Properties Trust                                    77,490
                                          5,100    Equity Inns, Inc.                                                 84,456
                                          1,600    Equity Lifestyle Properties, Inc.                                 70,128
                                          3,855    Equity One, Inc.                                                  80,570
                                          1,400    Essex Property Trust, Inc.                                       156,324
                                          3,740    Federal Realty Investment Trust                                  261,800
                                          3,500    FelCor Lodging Trust, Inc.                                        76,090
                                          6,000    Fieldstone Investment Corp.                                       54,960

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          1,327    First Acceptance Corp. (a)                               $        15,632
                                          2,700    First Industrial Realty Trust, Inc.                              102,438
                                          1,200    First Potomac Realty Trust                                        35,748
                                          6,400    Forest City Enterprises, Inc. Class A                            319,424
                                          2,300    GMH Communities Trust                                             30,314
                                         17,630    General Growth Properties, Inc.                                  794,408
                                          1,200    Getty Realty Corp.                                                34,128
                                          2,200    Gladstone Commercial Corp.                                        41,272
                                          1,500    Glenborough Realty Trust, Inc.                                    32,310
                                          2,700    Glimcher Realty Trust                                             66,987
                                          4,100    Global Signal, Inc.                                              189,912
                                          4,200    Government Properties Trust, Inc.                                 39,858
                                            322    Grubb & Ellis Co. (a)                                              2,979
                                         14,700    HRPT Properties Trust                                            169,932
                                          9,500    Health Care Property Investors, Inc.                             254,030
                                          3,400    Health Care REIT, Inc.                                           118,830
                                          2,800    Healthcare Realty Trust, Inc.                                     89,180
                                            100    Heartland Partners LP Class A (a)                                     72
                                          2,500    Heritage Property Investment Trust                                87,300
                                          2,900    Highland Hospitality Corp.                                        40,832
                                          2,250    Highwoods Properties, Inc.                                        81,405
                                          2,000    Home Properties, Inc.                                            111,020
                                          3,205    Hospitality Properties Trust                                     140,764
                                         35,158    Host Marriott Corp.                                              768,905
                                          1,600    Housevalues, Inc. (a)                                             11,088
                                          5,500    IMPAC Mortgage Holdings, Inc.                                     61,490
                                          6,100    Inland Real Estate Corp.                                          90,768
                                          2,500    Innkeepers USA Trust                                              43,200
                                          2,700    Investors Real Estate Trust                                       24,381
                                          7,200    iStar Financial, Inc.                                            271,800
                                          2,500    Jones Lang LaSalle, Inc.                                         218,875
                                          2,200    Kilroy Realty Corp.                                              158,950
                                          1,700    Kite Realty Group Trust                                           26,503
                                            900    LTC Properties, Inc.                                              20,115
                                          2,300    LaSalle Hotel Properties                                         106,490
                                          2,400    Lexington Corporate Properties Trust                              51,840
                                          3,960    Liberty Property Trust                                           175,032
                                          4,100    LoopNet, Inc. (a)                                                 76,301
                                          3,870    Luminent Mortgage Capital, Inc.                                   35,836
                                          4,800    MFA Mortgage Investments, Inc.                                    33,024
                                          3,200    The Macerich Co.                                                 224,640
                                          3,200    Mack-Cali Realty Corp.                                           146,944
                                          2,500    Maguire Properties, Inc.                                          87,925
                                          1,200    Mid-America Apartment Communities, Inc.                           66,900
                                          3,300    The Mills Corp.                                                   88,275
                                          1,100    Mission West Properties                                           12,188
                                         10,424    Move, Inc. (a)                                                    57,124
                                          1,600    National Health Investors, Inc.                                   43,024
                                            700    National Health Realty, Inc.                                      13,265
                                          3,091    National Retail Properties, Inc.                                  61,665
                                          4,300    Nationwide Health Properties, Inc.                                96,793

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          3,945    New Century Financial Corp.                              $       180,484
                                          5,800    New Plan Excel Realty Trust                                      143,202
                                          2,605    Newcastle Investment Corp.                                        65,959
                                            400    Newkirk Realty Trust, Inc.                                         6,944
                                          5,100    NorthStar Realty Finance Corp.                                    61,251
                                          1,900    Novastar Financial, Inc. (f)                                      60,059
                                          3,400    Omega Healthcare Investors, Inc.                                  44,948
                                          1,800    Origen Financial, Inc.                                            11,556
                                            900    Orleans Homebuilders, Inc.                                        14,625
                                          1,200    PS Business Parks, Inc.                                           70,800
                                          2,809    Pan Pacific Retail Properties, Inc.                              194,860
                                            800    Parkway Properties, Inc.                                          36,400
                                          2,099    Pennsylvania Real Estate Investment Trust                         84,737
                                          2,500    Post Properties, Inc.                                            113,350
                                          2,700    RAIT Investment Trust                                             78,840
                                          1,600    Ramco-Gershenson Properties Trust                                 43,088
                                          1,300    Reading International, Inc. Class A (a)                           10,335
                                          5,000    Realty Income Corp.                                              109,500
                                          5,070    Reckson Associates Realty Corp.                                  209,797
                                          1,600    Redwood Trust, Inc.                                               78,128
                                          3,000    Regency Centers Corp.                                            186,450
                                          3,000    SL Green Realty Corp.                                            328,410
                                          1,100    Saul Centers, Inc.                                                44,858
                                          2,000    Saxon Capital Inc.                                                22,880
                                          3,200    Senior Housing Properties Trust                                   57,312
                                          3,300    Shurgard Storage Centers, Inc.                                   206,250
                                            800    Sizeler Property Investors, Inc.                                  12,848
                                            900    Sovran Self Storage, Inc.                                         45,711
                                          3,200    Spirit Finance Corp.                                              36,032
                                          4,900    The St. Joe Co. (f)                                              228,046
                                          1,600    Stonemor Partners LP                                              30,704
                                          3,300    Strategic Hotel Capital, Inc.                                     68,442
                                            200    Stratus Properties, Inc. (a)                                       5,360
                                          2,000    Sun Communities, Inc.                                             65,060
                                          1,795    Sunset Financial Resources, Inc.                                  15,114
                                          3,200    Sunstone Hotel Investors, Inc.                                    92,992
                                          1,800    Tanger Factory Outlet Centers, Inc.                               58,266
                                          3,700    Taubman Centers, Inc.                                            151,330
                                          6,755    Thornburg Mortgage, Inc. (f)                                     188,262
                                          1,900    Toreador Resources Corp. (a)                                      53,447
                                          2,100    Trammell Crow Co. (a)                                             73,857
                                            100    Transcontinental Realty Investors, Inc. (a)                        1,350
                                         10,000    Trizec Properties, Inc.                                          286,400
                                          3,700    Trustreet Properties, Inc.                                        48,803
                                          7,065    United Dominion Realty Trust, Inc.                               197,891
                                          1,300    Universal Health Realty Income Trust                              40,755
                                          1,300    Urstadt Biddle Properties, Inc.                                   20,670
                                            900    Urstadt Biddle Properties, Inc. Class A                           14,661
                                          5,100    U-Store-It Trust                                                  96,186
                                          7,300    Ventas, Inc.                                                     247,324

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          2,300    Washington Real Estate Investment Trust                  $        84,410
                                          4,975    Weingarten Realty Investors                                      190,443
                                          1,300    Winston Hotels, Inc.                                              15,925
                                          1,049    ZipRealty, Inc. (a)                                                8,896
                                                                                                            ---------------
                                                                                                                 16,519,910
---------------------------------------------------------------------------------------------------------------------------
Retail - 2.4%                             4,170    1-800-FLOWERS.COM, Inc. Class A (a)                               24,061
                                          1,000    1-800 Contacts, Inc. (a)                                          15,000
                                          3,066    99 Cents Only Stores (a)                                          32,070
                                          1,100    AC Moore Arts & Crafts, Inc. (a)                                  17,941
                                          2,275    Aaron Rents, Inc.                                                 61,152
                                          3,600    Abercrombie & Fitch Co. Class A                                  199,548
                                            600    Able Energy, Inc. (a)                                              3,414
                                          4,400    Advance Auto Parts                                               127,160
                                          3,200    Allion Healthcare, Inc. (a)                                       27,808
                                          1,300    Alloy, Inc. (a)                                                   13,637
                                          6,310    American Eagle Outfitters                                        214,792
                                          2,575    AnnTaylor Stores Corp. (a)                                       111,704
                                            200    Arden Group, Inc. Class A                                         22,634
                                            700    Asbury Automotive Group, Inc. (a)                                 14,658
                                          3,000    BJ's Wholesale Club, Inc. (a)                                     85,050
                                          3,300    Barnes & Noble, Inc.                                             120,450
                                            251    Blair Corp.                                                        7,467
                                          1,100    Bluegreen Corp. (a)                                               12,606
                                          2,500    The Bombay Co., Inc. (a)                                           6,050
                                          2,100    The Bon-Ton Stores, Inc.                                          45,948
                                          2,400    Books-A-Million, Inc.                                             40,032
                                          2,100    Borders Group, Inc.                                               38,766
                                          2,956    Brightpoint, Inc. (a)                                             39,995
                                          1,300    Build-A-Bear Workshop, Inc. (a)                                   27,963
                                          5,500    Carmax, Inc. (a)                                                 195,030
                                          4,100    Casey's General Stores, Inc.                                     102,541
                                          4,100    Casual Male Retail Group, Inc. (a)                                41,205
                                          1,950    The Cato Corp. Class A                                            50,408
                                          1,700    Central Garden and Pet Co. (a)                                    73,185
                                          1,500    Charlotte Russe Holding, Inc. (a)                                 35,910
                                          7,155    Charming Shoppes, Inc. (a)                                        80,422
                                          8,100    Chico's FAS, Inc. (a)                                            218,538
                                          1,605    The Children's Place Retail Stores, Inc. (a)                      96,380
                                          2,238    Christopher & Banks Corp.                                         64,902
                                          4,500    Claire's Stores, Inc.                                            114,795
                                          6,470    Coldwater Creek, Inc. (a)                                        173,137
                                          2,100    Color Kinetics, Inc. (a)                                          39,711
                                          1,400    Cost Plus, Inc. (a)                                               20,524
                                            200    DEB Shops, Inc.                                                    4,822
                                          2,500    DSW, Inc. Class A (a)                                             91,050
                                          2,299    dELiA*s, Inc. (a)                                                 18,576
                                          4,705    Dollar Tree Stores, Inc. (a)                                     124,683
                                          4,806    Dress Barn, Inc. (a)                                             121,832
                                          3,400    drugstore.com, Inc. (a)                                            9,860
                                          5,300    Escala Group, Inc. (a)(f)                                         24,804

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          2,400    The Finish Line, Inc. Class A                            $        28,392
                                            200    Flanigan's Enterprises, Inc.                                       2,190
                                          8,200    Foot Locker, Inc.                                                200,818
                                          2,250    Fred's, Inc.                                                      30,038
                                          3,700    GameStop Corp. Class A (a)                                       155,400
                                          1,400    Gander Mountain Co. (a)(f)                                         8,092
                                          1,400    Genesco, Inc. (a)                                                 47,418
                                          2,400    Great Atlantic & Pacific Tea Co.                                  54,528
                                          1,500    Guitar Center, Inc. (a)                                           66,705
                                          2,600    Gymboree Corp. (a)                                                90,376
                                          2,850    HOT Topic, Inc. (a)                                               32,804
                                          4,500    Hancock Fabrics, Inc.                                             15,030
                                          3,800    Insight Enterprises, Inc. (a)                                     72,390
                                          1,365    Jo-Ann Stores, Inc. (a)                                           19,997
                                          1,100    Kirkland's, Inc. (a)                                               5,753
                                          2,200    Longs Drug Stores Corp.                                          100,364
                                          3,200    Men's Wearhouse, Inc.                                             96,960
                                          6,700    Michaels Stores, Inc.                                            276,308
                                          4,995    Movie Gallery, Inc. (f)                                           31,019
                                          5,010    O'Reilly Automotive, Inc. (a)                                    156,262
                                          1,300    Overstock.com, Inc. (a)(f)                                        27,638
                                          1,500    PC Connection, Inc. (a)                                            8,775
                                          3,400    PEP Boys-Manny, Moe & Jack                                        39,882
                                          7,500    PETsMART, Inc.                                                   192,000
                                          3,925    Pacific Sunwear of California, Inc. (a)                           70,375
                                          5,700    Pathmark Stores, Inc. (a)                                         53,637
                                          1,900    Payless Shoesource, Inc. (a)                                      51,623
                                          3,400    Petco Animal Supplies, Inc. (a)                                   69,462
                                          2,900    Pier 1 Imports, Inc.                                              20,242
                                            750    Pricesmart, Inc. (a)                                               7,515
                                          2,300    Rent-A-Center, Inc. (a)                                           57,178
                                          2,200    Retail Ventures, Inc. (a)                                         39,204
                                         30,600    Rite Aid Corp. (a)                                               129,744
                                          7,500    Ross Stores, Inc.                                                210,375
                                          2,000    Ruddick Corp.                                                     49,020
                                            200    Ruth's Chris Steak House, Inc. (a)                                 4,084
                                          6,100    Saks, Inc.                                                        98,637
                                          1,700    School Specialty, Inc. (a)                                        54,145
                                          1,000    Sharper Image Corp. (a)(f)                                        11,110
                                            700    Shoe Carnival, Inc. (a)                                           16,702
                                          2,150    Stamps.com, Inc. (a)                                              59,813
                                          2,300    Stein Mart, Inc.                                                  34,040
                                            700    Systemax, Inc. (a)                                                 5,460
                                          3,400    Talbots, Inc.                                                     62,730
                                          2,400    Texas Roadhouse, Inc. Class A (a)                                 32,448
                                          2,500    Too, Inc. (a)                                                     95,975
                                          2,800    Tractor Supply Co. (a)                                           154,756
                                          4,100    Tuesday Morning Corp.                                             53,915
                                          1,200    Unifirst Corp.                                                    41,400
                                          1,800    United Stationers, Inc. (a)                                       88,776
                                          7,400    Urban Outfitters, Inc. (a)                                       129,426

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                            500    VSI Holdings, Inc. (a)                                   $             0
                                          1,800    Weis Markets, Inc.                                                74,160
                                          1,600    West Marine, Inc. (a)                                             21,568
                                          4,475    The Wet Seal, Inc. Class A (a)                                    21,838
                                          5,200    Williams-Sonoma, Inc.                                            177,060
                                          2,700    Wilsons The Leather Experts Inc. (a)                              11,097
                                          2,300    Yankee Candle Co., Inc.                                           57,523
                                          3,100    Zale Corp. (a)                                                    74,679
                                          1,700    Zumiez, Inc. (a)                                                  63,869
                                                                                                            ---------------
                                                                                                                  6,974,946
---------------------------------------------------------------------------------------------------------------------------
Soaps & Cosmetics - 0.1%                  2,100    Chattem, Inc. (a)                                                 63,777
                                          3,600    Church & Dwight Co., Inc.                                        131,112
                                          1,600    Elizabeth Arden, Inc. (a)                                         28,608
                                          1,400    Inter Parfums, Inc.                                               24,108
                                          4,300    Nu Skin Enterprises, Inc. Class A                                 63,855
                                          1,100    Parlux Fragrances, Inc. (a)(f)                                    10,659
                                          3,600    Playtex Products, Inc. (a)                                        37,548
                                         24,292    Revlon, Inc. Class A (a)                                          30,608
                                            500    Steiner Leisure Ltd. (a)                                          19,765
                                                                                                            ---------------
                                                                                                                    410,040
---------------------------------------------------------------------------------------------------------------------------
Steel - 0.5%                              6,500    AK Steel Holding Corp. (a)                                        89,895
                                            200    Ampco-Pittsburgh Corp.                                             5,730
                                          1,800    Carpenter Technology Corp.                                       207,900
                                          1,300    Chaparral Steel Co. (a)                                           93,626
                                          1,300    Cleveland-Cliffs, Inc.                                           198,225
                                          1,400    Cold Metal Products, Inc. (a)                                          1
                                            600    Friedman Industries                                                5,430
                                          1,700    Gibraltar Industries, Inc.                                        49,300
                                            800    NS Group, Inc. (a)                                                44,064
                                            300    Northwest Pipe Co. (a)                                             7,590
                                            605    Olympic Steel, Inc.                                               21,411
                                            500    Omega Flex, Inc. (a)                                              10,025
                                          2,100    Oregon Steel Mills, Inc. (a)                                     106,386
                                          2,250    Quanex Corp.                                                      96,908
                                          1,700    Ryerson, Inc.                                                     45,900
                                          2,450    Schnitzer Steel Industries, Inc. Class A                          86,926
                                            400    Shiloh Industries, Inc. (a)                                        6,016
                                          2,640    Steel Dynamics, Inc.                                             173,554
                                            800    Steel Technologies, Inc.                                          15,552
                                          1,200    Universal Stainless & Alloy Products, Inc. (a)                    35,124
                                          3,500    Worthington Industries, Inc.                                      73,325
                                                                                                            ---------------
                                                                                                                  1,372,888
---------------------------------------------------------------------------------------------------------------------------
Telephone - 2.0%                          2,180    Adtran, Inc.                                                      48,897
                                          8,600    Airspan Networks, Inc. (a)                                        21,500
                                          4,900    Alaska Communications Systems Group, Inc.                         61,985
                                         29,053    American Tower Corp. Class A (a)                                 904,129
                                          4,705    Applied Digital Solutions, Inc. (a)                                8,516
                                            600    Applied Innovation, Inc. (a)                                       2,220
                                            800    Applied Signal Technology, Inc.                                   13,632
                                            500    Atlantic Tele-Network Inc.                                        10,415
                                          8,500    Autobytel, Inc. (a)                                               30,005

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          2,900    Boston Communications Group (a)                          $         3,567
                                          2,500    CT Communications, Inc.                                           57,175
                                          2,000    Carrier Access Corp. (a)                                          16,540
                                          5,900    Centennial Communications Corp.                                   30,680
                                         10,200    Cincinnati Bell, Inc. (a)                                         41,820
                                          1,700    Commonwealth Telephone Enterprises, Inc.                          56,372
                                          1,800    Consolidated Communications Holdings, Inc.                        29,934
                                         12,386    Covad Communications Group, Inc. (a)                              24,896
                                         14,340    Crown Castle International Corp. (a)                             495,303
                                          3,199    D&E Communications, Inc.                                          34,677
                                          2,000    Ditech Networks, Inc. (a)                                         17,440
                                         11,200    Dobson Communications Corp. Class A (a)                           86,800
                                          1,315    Equinix, Inc. (a)                                                 72,141
                                         12,200    Extreme Networks Inc. (a)                                         50,752
                                          2,100    FairPoint Communications, Inc.                                    30,240
                                              1    Fibernet Telecom Group, Inc. (a)                                       2
                                         18,100    Finisar Corp. (a)                                                 59,187
                                          3,500    First Avenue Networks, Inc. (a)(f)                                38,080
                                          4,500    Fusion Telecommunications International, Inc. (a)                  9,000
                                          3,400    General Communication Inc. Class A (a)                            41,888
                                          3,395    Global Crossing Ltd. (a)(f)                                       60,329
                                              6    GoAmerica, Inc. (a)                                                   17
                                            100    Hector Communications Corp.                                        3,504
                                            800    HickoryTech Corp.                                                  5,600
                                            600    ID Systems, Inc. (a)                                              10,638
                                          4,600    IDT Corp. Class B (a)                                             63,434
                                          2,300    InPhonic, Inc. (a)(f)                                             14,490
                                          3,800    Interdigital Communications Corp. (a)                            132,658
                                          2,400    Inter-Tel, Inc.                                                   50,544
                                            300    Iowa Telecommunications Services, Inc.                             5,676
                                          1,500    iPCS, Inc. (a)                                                    72,450
                                          2,000    j2 Global Communications, Inc. (a)                                62,440
                                          4,300    Leap Wireless International, Inc. (a)                            204,035
                                         57,280    Level 3 Communications, Inc. (a)                                 254,323
                                            300    NET2000 Communications, Inc. (a)                                       0
                                         10,600    NII Holdings, Inc. (a)                                           597,628
                                          4,300    NTELOS Holdings Corp. (a)                                         62,135
                                         19,055    NTL, Inc.                                                        474,470
                                            600    North Pittsburgh Systems, Inc.                                    16,536
                                          2,886    Novatel Wireless, Inc. (a)                                        29,957
                                            247    Optical Cable Corp. (a)                                            1,042
                                          3,420    Price Communications Corp. (a)                                    57,969
                                         29,100    Primus Telecommunications GP (a)                                  16,936
                                          1,200    RCN Corp. (a)                                                     29,916
                                         14,400    Sonus Networks, Inc. (a)                                          71,280
                                            390    Stratos International, Inc. (a)                                    2,672
                                          4,200    SunCom Wireless Holdings, Inc. Class A (a)                         6,300
                                            800    SureWest Communications                                           15,456
                                          3,100    Syniverse Holdings, Inc. (a)                                      45,570

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          1,833    Talk America Holdings, Inc. (a)                          $        11,346
                                          2,900    Telephone & Data Systems, Inc.                                   120,060
                                          3,300    Telephone & Data Systems, Inc. (Special Shares)                  128,370
                                            200    Telular Corp. (a)                                                    402
                                          2,700    Terremark Worldwide, Inc. (a)                                      9,720
                                          7,100    Time Warner Telecom, Inc. Class A (a)                            105,435
                                            104    Trinsic, Inc. (a)                                                     42
                                            175    Tut Systems, Inc. (a)                                                424
                                          6,100    US Cellular Corp. (a)                                            369,660
                                            500    US LEC Corp. Class A (a)                                           1,630
                                          2,400    USA Mobility, Inc.                                                39,840
                                          5,500    Ubiquitel, Inc. (a)                                               56,870
                                          1,700    Ulticom, Inc. (a)                                                 17,799
                                          4,400    UTstarcom, Inc. (a)(f)                                            34,276
                                          3,800    Valor Communications Group, Inc. (f)                              43,510
                                         13,600    Vonage Holdings Corp. (a)                                        116,824
                                          1,500    Warwick Valley Telephone Co.                                      29,250
                                                                                                            ---------------
                                                                                                                  5,751,256
---------------------------------------------------------------------------------------------------------------------------
Tires & Rubber Goods - 0.1%                 200    American Biltrite, Inc. (a)                                        2,084
                                          1,100    Bandag, Inc.                                                      40,249
                                          1,700    Carlisle Cos., Inc.                                              134,810
                                          1,000    SRI/Surgical Express, Inc. (a)                                     5,750
                                            400    Synergetics USA, Inc. (a)                                          2,512
                                                                                                            ---------------
                                                                                                                    185,405
---------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                            5,500    Alliance One International, Inc.                                  24,420
                                          6,500    Loews Corp. - Carolina Group                                     333,905
                                          1,100    M&F Worldwide Corp. (a)                                           17,710
                                            900    Schweitzer-Mauduit International, Inc.                            19,485
                                          1,545    Universal Corp.                                                   57,505
                                          4,460    Vector Group Ltd.                                                 72,475
                                                                                                            ---------------
                                                                                                                    525,500
---------------------------------------------------------------------------------------------------------------------------
Travel &                                    100    Aldila Inc                                                         2,532
Recreation - 2.4%
                                          4,038    All-American SportPark, Inc. (a)                                     767
                                          1,200    Ambassadors Group, Inc.                                           34,656
                                          1,300    Amerco, Inc. (a)                                                 130,858
                                            100    American Classic Voyages Co. (a)                                       0
                                          3,600    Ameristar Casinos, Inc.                                           70,020
                                          2,200    Aztar Corp. (a)                                                  114,312
                                          3,000    Bally Technologies, Inc. (a)                                      49,410
                                          2,500    Bally Total Fitness Holding Corp. (a)                             16,950
                                          5,200    Boyd Gaming Corp.                                                209,872
                                            600    Buckhead America Corp. (a)                                             0
                                          4,000    CKX, Inc. (a)                                                     54,280
                                          3,700    Callaway Golf Co.                                                 48,063
                                          2,700    Cedar Fair, LP                                                    71,658
                                            100    Central Parking Corp.                                              1,600
                                          4,800    Choice Hotels International, Inc.                                290,879
                                          3,500    Dick's Sporting Goods, Inc. (a)                                  138,600
                                          1,500    Dollar Thrifty Automotive Group (a)                               67,605
                                          3,416    Dover Downs Gaming & Entertainment, Inc.                          67,090

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          4,300    Empire Resorts, Inc. (a)                                 $        29,756
                                         23,177    Expedia, Inc. (a)                                                346,960
                                          1,000    Full House Resorts, Inc. (a)                                       3,600
                                            100    Golf Galaxy, Inc. (a)                                              1,345
                                          1,800    Great Wolf Resorts, Inc. (a)                                      21,618
                                            800    Hudson Hotels Corp. (a)                                                1
                                          5,200    Interstate Hotels & Resorts Inc (a)                               48,308
                                         12,200    Jameson Inns, Inc. (a)                                            35,624
                                          1,392    K2, Inc. (a)                                                      15,228
                                          2,200    Kerzner International Ltd. (a)                                   174,416
                                         24,400    Las Vegas Sands Corp. (a)                                      1,899,783
                                          1,500    Life Time Fitness, Inc. (a)                                       69,405
                                          1,100    Lodgian, Inc. (a)                                                 15,675
                                         19,900    MGM Mirage (a)                                                   811,920
                                          3,400    MTR Gaming Group, Inc. (a)                                        31,892
                                          1,500    Marcus Corp.                                                      31,320
                                            700    Marine Products Corp.                                              6,811
                                          1,100    Monarch Casino & Resort, Inc. (a)                                 30,932
                                          2,700    Multimedia Games, Inc. (a)                                        27,351
                                          3,200    Orient Express Hotels Ltd. 'A'                                   124,288
                                          3,400    Pinnacle Entertainment, Inc. (a)                                 104,210
                                          3,750    Pool Corp.                                                       163,613
                                          2,300    President Casinos, Inc. (a)                                        1,426
                                          4,200    Progressive Gaming International Corp. (a)                        32,760
                                            300    Red Lion Hotels Corp. (a)                                          3,285
                                          1,800    Rent-Way, Inc. (a)                                                13,284
                                         15,500    Royal Caribbean Cruises Ltd.                                     592,874
                                          4,700    Scientific Games Corp. Class A (a)                               167,414
                                          2,743    Shuffle Master, Inc. (a)                                          89,916
                                          6,800    Silverleaf Resorts, Inc. (a)                                      25,092
                                          5,700    Six Flags, Inc. (a)(f)                                            32,034
                                            200    Sonesta International Hotels Class A                               3,328
                                          2,600    Speedway Motorsports, Inc.                                        98,124
                                          4,200    Station Casinos, Inc.                                            285,935
                                          1,200    Stellent, Inc.                                                    11,460
                                          3,700    Sunterra Corp. (a)                                                37,888
                                          1,100    Travelzoo, Inc. (a)                                               33,374
                                          1,900    Vail Resorts, Inc. (a)                                            70,490
                                          1,800    WMS Industries, Inc. (a)                                          49,302
                                                                                                            ---------------
                                                                                                                  6,911,194
---------------------------------------------------------------------------------------------------------------------------
Trucking & Freight - 1.1%                 2,100    Arkansas Best Corp.                                              105,441
                                            300    BancTrust Financial Group, Inc.                                    7,041
                                          7,800    CH Robinson Worldwide, Inc.                                      415,740
                                          2,425    Celadon Group, Inc. (a)                                           53,447
                                          1,100    Central Freight Lines, Inc. (a)                                    2,211
                                          2,000    Con-way, Inc.                                                    115,860
                                          2,700    Covenant Transport, Inc. Class A (a)                              41,094
                                          9,410    Expeditors International Washington, Inc.                        527,053
                                          2,600    Forward Air Corp.                                                105,898
                                          1,900    Frozen Food Express Industries (a)                                20,938

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                         Shares
Industry                                   Held    Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                          2,400    HUB Group, Inc. Class A (a)                              $        58,872
                                          6,208    Heartland Express, Inc.                                          111,061
                                          4,800    Hythiam, Inc. (a)(f)                                              33,456
                                          8,900    JB Hunt Transport Services, Inc.                                 221,699
                                          4,500    Knight Transportation, Inc.                                       90,900
                                          6,910    Laidlaw International, Inc.                                      174,132
                                          4,400    Landstar System, Inc.                                            207,812
                                          1,237    Marten Transport Ltd. (a)                                         26,892
                                          3,162    Old Dominion Freight Line Inc. (a)                               118,860
                                          3,100    Pacer International, Inc.                                        100,998
                                            400    PAM Transportation Services (a)                                   11,556
                                          1,100    Quality Distribution, Inc. (a)                                    14,608
                                          3,300    Sirva, Inc. (a)                                                   21,351
                                          3,770    Swift Transportation Co., Inc. (a)                               119,735
                                          1,000    TAL International Group, Inc. (a)                                 24,100
                                          1,800    US Xpress Enterprises, Inc. Class A (a)                           48,636
                                            700    USA Truck, Inc. (a)                                               12,474
                                          4,200    UTI Worldwide, Inc.                                              105,966
                                            900    Universal Truckload Services, Inc. (a)                            30,717
                                          1,800    Wabash National Corp.                                             27,648
                                          3,700    Werner Enterprises, Inc.                                          74,999
                                          2,629    YRC Worldwide, Inc. (a)                                          110,707
                                                                                                            ---------------
                                                                                                                  3,141,902
---------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks
                                                     (Cost - $188,888,906) - 86.9%                              250,591,243
---------------------------------------------------------------------------------------------------------------------------

                                                   Preferred Stocks
---------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                             50    ATSI Communications, Inc. Series H (a)(g)                             12
---------------------------------------------------------------------------------------------------------------------------
                                                   Total Preferred Stocks (Cost - $200) - 0.0%                           12
---------------------------------------------------------------------------------------------------------------------------

                                                   Warrants (i)
---------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                            121    Optical Cable Corp. (expires 10/24/2007)                               0
---------------------------------------------------------------------------------------------------------------------------
                                                   Total Warrants (Cost - $0) - 0.0%                                      0
---------------------------------------------------------------------------------------------------------------------------

                                                   Other Interests (d)
---------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 0.0%                   600    PetroCorp Incorporated (Escrow Shares)                                 0
---------------------------------------------------------------------------------------------------------------------------
                                                   Total Other Interests (Cost - $0) - 0.0%                               0
---------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of June 30, 2006

                                     Beneficial
                                       Interest    Short-Term Securities                                         Value
---------------------------------------------------------------------------------------------------------------------------
                                   $ 42,840,552    Merrill Lynch Liquidity Series, LLC
                                                   Cash Sweep Series I, 4.78% (b)(e)                        $    42,840,552
                                     15,045,755    Merrill Lynch Liquidity Series, LLC
                                                   Money Market Series, 5.22% (b)(c)(e)                          15,045,755
---------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities
                                                     (Cost - $57,886,307) - 20.1%                                57,886,307
---------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments (Cost - $246,775,413*) - 107.0%            308,477,562

                                                   Liabilities in Excess of Other Assets - (7.0%)               (20,139,516)
                                                                                                            ---------------
                                                   Net Assets - 100.0%                                      $   288,338,046
                                                                                                            ===============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 247,650,848
                                                                  =============
      Gross unrealized appreciation                               $  74,907,954
      Gross unrealized depreciation                                 (14,081,240)
                                                                  -------------
      Net unrealized appreciation                                 $  60,826,714
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                     Net              Interest
      Affiliate                                   Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                       $ 25,234,086        $   819,378
      Merrill Lynch Liquidity Series, LLC
      Money Market Series                       $    218,621        $    91,617
      --------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(e)   Represents the current yield as of 6/30/2006.
(f)   Security, or a portion of security, is on loan.
(g)   Convertible security.
(h)   Depositary receipts.
(i) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
o     Financial futures contracts purchased as of June 30, 2006 were as follows:

      ----------------------------------------------------------------------------------------------------
      Number of                                                              Face              Unrealized
      Contracts             Issue               Expiration Date              Value            Appreciation
      ----------------------------------------------------------------------------------------------------
          36        Russell 2000 Index          September 2006           $ 12,726,803         $    440,197
          63        S&P MidCap 400 Index        September 2006           $ 23,661,693              643,707
      ----------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                     $  1,083,904
                                                                                              ============

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      See Notes to Financial Statements.

Master Extended Market Index Series
Portfolio Information as of June 30, 2006

Industry Representation                                        % of Net Assets +
--------------------------------------------------------------------------------
Business Services                                                           9.8%
Miscellaneous Finance                                                       9.3
Drugs & Medicine                                                            8.4
Real Property                                                               5.7
Electronics                                                                 5.0
Banks                                                                       4.4
Insurance                                                                   4.0
Energy & Raw Materials                                                      3.8
Producer Goods                                                              3.2
Domestic Oil                                                                3.1
Energy & Utilities                                                          3.0
Food & Agriculture                                                          2.6
Media                                                                       2.5
Travel & Recreation                                                         2.4
Retail                                                                      2.4
Telephone                                                                   2.0
Chemicals                                                                   1.8
Non-Durables                                                                1.6
Construction                                                                1.6
Business Machines                                                           1.2
Trucking & Freight                                                          1.1
Apparel                                                                     0.8
Non-Ferrous Metals                                                          0.8
Motor Vehicles                                                              0.8
Miscellaneous                                                               0.8
Aerospace                                                                   0.7
Air Transport                                                               0.6
Consumer Durables                                                           0.6
Railroads & Shipping                                                        0.5
Steel                                                                       0.5
International Oil                                                           0.4
Paper & Forest Products                                                     0.3
Containers                                                                  0.3
Gold                                                                        0.3
Tobacco                                                                     0.2
Soaps & Cosmetics                                                           0.1
Optical Photo & Equipment                                                   0.1
Tires & Rubber Goods                                                        0.1
Liquor                                                                      0.1
Other*                                                                     20.1
--------------------------------------------------------------------------------

Ten Largest Holdings                                             % of Net Assets
-------------------------------------------------------------------------------
Berkshire Hathaway, Inc. Class A                                            2.9%
Genentech, Inc.                                                             2.1
Kraft Foods, Inc.                                                           1.3
Las Vegas Sands Corp.                                                       0.7
Accenture Ltd. Class A                                                      0.6
The DIRECTV Group, Inc.                                                     0.5
Berkshire Hathaway, Inc. Class B                                            0.5
Chicago Mercantile Exchange Holdings, Inc.                                  0.4
Celgene Corp.                                                               0.4
EchoStar Communications Corp. Class A                                       0.3
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.
+     Total may not equal 100%.

For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

                                             Master Extended Market Index Series

STATEMENT OF ASSETS AND LIABILITIES

                   As of June 30, 2006
===================================================================================================================================
Assets:            Investments in unaffiliated securities, at value (including securities loaned
                    of $14,796,589) (identified cost-$188,889,106) .............................                    $   250,591,255
                   Investments in affiliated securities, at value (identified cost-$57,886,307)                          57,886,307
                   Cash on deposit for financial futures contracts .............................                          1,957,500
                   Cash ........................................................................                            132,896
                   Receivables:
                            Securities sold ....................................................  $    15,292,701
                            Contributions ......................................................          397,041
                            Variation margin ...................................................          344,728
                            Dividends ..........................................................          248,407
                            Securities lending .................................................           15,135        16,298,012
                                                                                                  ---------------
                   Prepaid expenses and other assets ...........................................                             22,352
                                                                                                                    ---------------
                   Total assets ................................................................                        326,888,322
                                                                                                                    ---------------
===================================================================================================================================
Liabilities:       Collateral on securities loaned, at value ...................................                         15,045,755
                   Payables:
                            Securities purchased ...............................................       23,283,883
                            Withdrawals ........................................................          210,694
                            Other affiliates ...................................................            7,794
                            Investment adviser .................................................            2,150        23,504,521
                                                                                                  ---------------   ---------------
                   Total liabilities ...........................................................                         38,550,276
                                                                                                                    ---------------
===================================================================================================================================
Net Assets:        Net assets ..................................................................                    $   288,338,046
                                                                                                                    ===============
===================================================================================================================================
Net Assets         Investors' capital ..........................................................                    $   225,551,993
Consist of:        Unrealized appreciation-net .................................................                         62,786,053
                                                                                                                    ---------------
                   Net assets ..................................................................                    $   288,338,046
                                                                                                                    ===============
===================================================================================================================================

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

STATEMENT OF OPERATIONS

                   For the Six Months Ended June 30, 2006
===================================================================================================================================
Investment         Dividends (net of $855 foreign withholding tax) .............................                    $     1,275,060
Income:            Interest from affiliates ....................................................                            819,378
                   Securities lending-net ......................................................                             91,617
                                                                                                                    ---------------
                   Total income ................................................................                          2,186,055
                                                                                                                    ---------------
===================================================================================================================================
Expenses:          Professional fees ...........................................................  $        32,582
                   Accounting services .........................................................           20,853
                   Investment advisory fees ....................................................           13,914
                   Custodian fees ..............................................................           11,585
                   Printing and shareholder reports ............................................            5,288
                   Trustees' fees and expenses .................................................            2,109
                   Other .......................................................................            4,497
                                                                                                  ---------------
                   Total expenses ..............................................................                             90,828
                                                                                                                    ---------------
                   Investment income-net .......................................................                          2,095,227
                                                                                                                    ---------------
===================================================================================================================================
Realized &         Realized gain (loss) on:
Unrealized Gain       Investments-net ..........................................................       11,218,239
(Loss) - Net:         Futures contracts-net ....................................................       (1,581,390)        9,636,849
                                                                                                  ---------------
                   Change in unrealized appreciation/depreciation on:
                      Investments-net ..........................................................          505,556
                      Futures contracts-net ....................................................        1,272,425         1,777,981
                                                                                                  ---------------   ---------------
                   Total realized and unrealized gain-net ......................................                         11,414,830
                                                                                                                    ---------------
                   Net Increase in Net Assets Resulting from Operations ........................                    $    13,510,057
                                                                                                                    ===============
===================================================================================================================================

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    For the Six         For the
                                                                                                    Months Ended       Year Ended
                                                                                                      June 30,        December 31,
                   Increase (Decrease) in Net Assets:                                                   2006              2005
===================================================================================================================================
Operations:        Investment income-net .......................................................  $     2,095,227   $     2,855,354
                   Realized gain-net ...........................................................        9,636,849         9,649,115
                   Change in unrealized appreciation/depreciation-net ..........................        1,777,981        10,728,501
                                                                                                  ---------------   ---------------
                   Net increase in net assets resulting from operations ........................       13,510,057        23,232,970
                                                                                                  ---------------   ---------------
===================================================================================================================================
Capital            Proceeds from contributions .................................................       66,016,518        81,418,423
Transactions:      Fair value of withdrawals ...................................................      (44,143,212)      (69,688,115)
                                                                                                  ---------------   ---------------
                   Net increase in net assets derived from capital transactions ................       21,873,306        11,730,308
                                                                                                  ---------------   ---------------
===================================================================================================================================
Net Assets:        Total increase in net assets ................................................       35,383,363        34,963,278
                   Beginning of period .........................................................      252,954,683       217,991,405
                                                                                                  ---------------   ---------------
                   End of period ...............................................................  $   288,338,046   $   252,954,683
                                                                                                  ===============   ===============
===================================================================================================================================

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

FINANCIAL HIGHLIGHTS

                                                                  For the Six
                   The following ratios have                      Months Ended           For the Year Ended December 31,
                   been derived from information provided            June 30,   -------------------------------------------------
                   in the financial statements.                       2006        2005          2004          2003          2002
=================================================================================================================================
Total Investment   Total investment return                              5.52%#     10.58%        18.43%        44.11%      (17.77%)
Return:                                                             ========    ========      ========      ========      =======
=================================================================================================================================
Ratios to          Expenses, net of reimbursement                        .07%*       .07%          .09%          .12%         .08%
Average Net                                                         ========    ========      ========      ========      =======
Assets:            Expenses                                              .07%*       .07%          .09%          .13%         .15%
                                                                    ========    ========      ========      ========      =======
                   Investment income-net                                1.51%*      1.25%         1.08%         1.09%        1.11%
                                                                    ========    ========      ========      ========      =======
=================================================================================================================================
Supplemental       Net assets, end of period (in thousands)         $288,338    $252,955      $217,991      $172,482      $93,763
Data:                                                               ========    ========      ========      ========      =======
                   Portfolio turnover                                  17.69%      18.09%        22.90%        14.53%       28.14%
                                                                    ========    ========      ========      ========      =======
=================================================================================================================================

*     Annualized.
#     Aggregate total investment return.

      See Notes to Financial Statements.

Master Extended Market Index Series
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Extended Market Index Series (the "Series"), a diversified investment company, is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments- Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series' shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments- The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts- The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which all expenses incurred by the Series will not exceed .12%. This arrangement has a one-year term and is renewable.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, or its affiliates. As of June 30, 2006, the Series lent securities with a value of $56,962 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by Merrill Lynch Investment Managers, L.P. ("MLIM"), an affiliate of FAM. For the six months ended June 30, 2006, MLIM, LLC received $39,096 in securities lending agent fees.

For the six months ended June 30, 2006, the Series reimbursed FAM $2,600 for certain accounting services.

In addition, MLPF&S received $2,979 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2006.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, ML & Co., MLIM, and/or MLIM, LLC.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction is expected to close in the third quarter of 2006.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2006 were $48,151,377 and $42,913,866, respectively.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2006. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2006.

Master Extended Market Index Series

Disclosure of Investment Advisory Agreement

Activities and Composition of the Board of Trustees All but one member of the Board of Trustees is an independent trustee whose only affiliation with Fund Asset Management, L.P. (the "Investment Adviser") or other Merrill Lynch affiliates is as a trustee of the Trust and as a trustee or director of certain other funds advised by the Investment Adviser or its affiliates. The Chairman is an independent trustee. New trustee nominees are chosen by a Nominating Committee comprised entirely of independent trustees. All independent trustees also are members of the Board's Audit Committee, and the independent trustees meet in executive session at each in-person Board meeting. The Board and the Audit Committee meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal Board meetings and some of which are informational meetings. Independent counsel to the independent trustees attends all in-person Board and Audit Committee meetings and other meetings at the independent trustees' request.

Investment Advisory Agreements - Matters Considered by the Board

Every year, the Board considers approval of the Trust's investment advisory agreement on behalf of the Series (the "Investment Advisory Agreement"). The Board assesses the nature, scope and quality of the services provided to the Series and the Trust by the personnel of the Investment Adviser and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. The Board also receives and assesses information regarding the services provided to the Series and the Trust by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided by the Investment Adviser and its affiliates. Among the matters considered are: (a) fees (in addition to management fees) paid to the Investment Adviser and its affiliates by the Series and/or the Trust, such as transfer agency fees and fees for marketing and distribution; (b) Series/Trust operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Series' investment objective, policies and restrictions, and the Series'/Trust's compliance with its Code of Ethics and compliance policies and procedures; and (d) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

The Board believes that the Investment Adviser is one of the most experienced global asset management firms and considers the overall services provided by the Investment Adviser to be of high quality. The Board also believes that the Investment Adviser is financially sound and well managed and notes that the Investment Adviser is affiliated with one of America's largest financial firms. The Board works closely with the Investment Adviser in overseeing the Investment Adviser's efforts to achieve good performance. As part of this effort, the Board discusses portfolio manager effectiveness and, when performance is not satisfactory, discusses with the Investment Adviser taking steps such as changing investment personnel.

Annual Consideration of Approval by the Boards In the period prior to the Board meeting to consider renewal of the Investment Advisory Agreement, the Board requests and receives materials specifically relating to the Investment Advisory Agreement. These materials include (a) information on the fees and expenses and the investment performance of the Series; (b) sales and redemption data for the Series; (c) a discussion by the Series' portfolio management team of investment strategies used by the Series during its most recent fiscal year; (d) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreement and other relationships with the Series and the Trust; and (e) information provided by the Investment Adviser concerning investment advisory fees charged to other clients, such as collective investment trusts, under similar investment mandates. The Board noted that the Investment Adviser had informed the Board that no information compiled by Lipper Inc. ("Lipper") was provided in connection with the Series because retail data provided by Lipper is not comparable to the Series, which is sold only in private placements. The Board also considers other matters it deems important to the approval process, such as payments made to the Investment Adviser or its affiliates relating to the distribution of Series shares, services related to the valuation and pricing of Series portfolio holdings, the Series' portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Series and the Trust. The Board did not identify any particular information as controlling, and each member of the Board attributed different weights to the various items considered.

Certain Specific Renewal Data

In connection with the most recent renewal of the Trust's Investment Advisory Agreement on behalf of the Series in June 2006, the independent trustees' and Board's review included the following:

Services Provided by the Investment Adviser. The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Series. The Board focused primarily on the Investment Adviser's investment advisory services and the Series' investment performance. The Board compared Series performance - both including and excluding the effects of the Series' fees and expenses - to the performance of a relevant index. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years. The Board concluded that the Series' performance was consistent with the Series' investment objective and its benchmark index. Considering these factors, the Board concluded that the nature and quality of the services provided and the Series' performance supported the continuation of the Investment Advisory Agreement.

The Investment Adviser's Personnel and Investment Process. The Board reviews at least annually the Series' investment objectives and strategies. The Board discusses with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equity investing group the strategies being used to achieve the stated objectives. Among other things, the Board considers the size, education and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviews the Investment Adviser's compensation policies and practices with respect to the Series' portfolio managers. The Board also considered the experience of the Series' investment management team and noted that each of Ms. Debra Jelilian and Mr. Jeffery Russo, the Series' co-portfolio managers, have extensive experience in analyzing and managing the types of investments used by the Series. The Board concluded that the Series benefits from that expertise.

Management Fees and Other Expenses. The Board reviewed the Series' management fee rate and total expenses. The Board noted that the Series' fees reflect that the shares are available only to a limited number of institutional investors, including investment companies, common or commingled trust Series, and certain other "accredited investors," and that as such, the fees are lower than fees charged to retail mutual funds. The Board concluded that the Series' management fee rate and overall expense ratio are reasonable.

Profitability. The Board considers the cost of the services provided to the Series by the Investment Adviser and the Investment Adviser's and its affiliates' profits relating to the management and distribution of the Series and the MLIM/FAM-advised funds. As part of its analysis, the Board reviewed the Investment Adviser's methodology in allocating its costs to the management of the Series and concluded that there was a reasonable basis for the allocation. The Board concluded that the profits of the Investment Adviser and its affiliates are reasonable in relation to the nature and quality of services provided and given the level of fees and expenses overall.

Economies of Scale. The Board noted that although the assets of the Trust and the Series have not increased sufficiently to provide economies of scale, the management fee rate reflects the economies of scale realized based on the institutional nature of the Trust's shareholder base. The Board determined that the management fee structure was reasonable and that no changes were currently necessary.

Conclusion After the independent trustees deliberated in executive session, the entire Board, including all of the independent trustees, approved the renewal of the existing Investment Advisory Agreement, concluding that the advisory fees were reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders.

  New BlackRock Investment Advisory Agreement - Matters Considered by the Board

      In connection with the Transaction between Merrill Lynch and BlackRock, the Trust's Board of Trustees considered a new investment advisory agreement (the "New Investment Advisory Agreement") between the Trust and BlackRock Advisors, Inc. ("BlackRock Advisors"). If the New Investment Advisory Agreement is approved by shareholders, it will become effective upon the closing of the Transaction, which is expected in the third quarter of 2006.

      The Board discussed the New Investment Advisory Agreement at telephonic and in-person meetings held during April and May 2006. The Board, including the independent trustees, approved the New Investment Advisory Agreement on May 8, 2006.

      To assist the Board in its consideration of the New Investment Advisory Agreement, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent trustees, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the New Investment Advisory Agreement. The additional information was provided in advance of the May 2006 meeting. In addition, the independent trustees consulted with their counsel and counsel for the Trust on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the trustees' deliberations.

      At the Board meetings, the trustees discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale and BlackRock's general plans and intentions regarding the Series and the Trust. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from the Board. The trustees also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Investment Adviser and certain affiliates being transferred to BlackRock in connection with the Transaction. The independent trustees of the Board also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent trustees met in executive sessions with their counsel to consider the New Investment Advisory Agreement.

      In connection with the Board's review of the New Investment Advisory Agreement, Merrill Lynch and/or BlackRock advised the trustees about a variety of matters. The advice included the following, among other matters:

      o that there is not expected to be any diminution in the nature, quality and extent of services provided to the Series and its shareholders by BlackRock Advisors, including compliance services;


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

      o that operation of New BlackRock as an independent investment management firm will enhance its ability to attract and retain talented professionals;

      o that the Series should benefit from having access to BlackRock's state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions(R) brand name;

      o that BlackRock has no present intention to alter any applicable expense waivers or reimbursements currently in effect and, while it reserves the right to do so in the future, it would seek the approval of the Board before making any changes;

      o that in connection with the Transaction, Merrill Lynch and BlackRock have agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the "1940 Act") in relation to any public funds advised by BlackRock or the Investment Adviser (or its affiliates), respectively; and

      o that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they have a different financial interest in the matters that were being considered than do Series shareholders.

      The trustees considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

      o the potential benefits to Series shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

      o the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

      o     the compliance policies and procedures of BlackRock Advisors;

      o the terms and conditions of the New Investment Advisory Agreement, including the fact that the schedule of the Series' total advisory fees will not increase by virtue of the New Investment Advisory Agreement, but will remain the same;

      o that in May and August 2005, the Board had performed a full annual review of the investment advisory agreement currently in effect for the Series (the "Current Investment Advisory Agreement") as required by the 1940 Act and has determined that the Investment Adviser has the capabilities, resources and personnel necessary to provide the advisory and administrative services currently provided to the Series; and that the advisory and/or management fees paid by the Series, taking into account any applicable agreed-upon fee waivers and breakpoints, represent reasonable compensation to the Investment Adviser in light of the services provided, the costs to the Investment Adviser of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper Inc. ["Lipper"], and such other matters as the trustees have considered relevant in the exercise of their reasonable judgment; and

      o that Merrill Lynch agreed to pay all expenses of the Series in connection with the Board's consideration of the New Investment Advisory Agreement and related agreements and all costs of shareholder approval of the New Investment Advisory Agreement and as a result the Series would bear no costs in obtaining shareholder approval of the New Investment Advisory Agreement.

      Certain of these considerations are discussed in more detail below.

      In its review of the New Investment Advisory Agreement, the Board assessed the nature, scope and quality of the services to be provided to the Series by the personnel of BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. In its review of the New Investment Advisory Agreement, the Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered were: (a) fees (in addition to management fees) to be paid to BlackRock Advisors and its affiliates by the Series; (b) operating expenses of the Series paid to third parties; (c) the resources devoted to and compliance reports relating to the investment objective, policies and restrictions of the Series, and its compliance with the Trust's Code of Ethics and BlackRock Advisors' compliance policies and procedures; and (d) the nature, cost and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

      In the period prior to the Board meetings to consider renewal of the Current Investment Advisory Agreement, the Board had requested and received materials specifically relating to the Current Investment Advisory Agreement. These materials included (a) information compiled by Lipper on the fees and expenses and the investment performance of the Series as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the portfolio management team for the Series on investment strategies used by the Series during its most recent fiscal year; (c) information on the profitability to the Investment Adviser of the Current Investment Advisory Agreement and other payments received by the Investment Adviser and its affiliates from the Series and the


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

Trust; and (d) information provided by the Investment Adviser concerning services related to the valuation and pricing of portfolio holdings of the Series, allocation of brokerage fees, portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Series and the Trust.

      In their deliberations, the trustees considered information received in connection with their most recent continuation of the Current Investment Advisory Agreement, in addition to information provided by BlackRock and BlackRock Advisors in connection with their evaluation of the terms and conditions of the New Investment Advisory Agreement. The trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees, including a majority of the independent trustees, concluded that the terms of the New Investment Advisory Agreement are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Series, and that the New Investment Advisory Agreement should be approved and recommended to Series shareholders.

      Nature, Quality and Extent of Services Provided. The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Series, as well as the nature, quality and extent of services expected to be provided by BlackRock Advisors. The Board focused primarily on the Investment Adviser's investment advisory services and the investment performance of the Series, but also considered certain areas in which both the Investment Adviser and the Series receive services as part of the Merrill Lynch complex. The Board compared the performance of the Series - both including and excluding the effects of fees and expenses - to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

      In evaluating the nature, quality and extent of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of BlackRock Advisors and how it would affect the Series; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the current investment and other practices of the Series.

      The trustees were given information with respect to the potential benefits to the Series and its shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

      The trustees were advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, the Trust will continue to be subject to restrictions concerning certain transactions involving Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. The trustees were advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and were advised of the possibility of receipt of such revised regulatory relief. There can be no assurance that such relief will be obtained.

      Based on their review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, the trustees determined that the nature and quality of services to be provided to the Series under the New Investment Advisory Agreement were expected to be as good or better than that provided under the Current Investment Advisory Agreement. It was noted, however, that it is expected that there will be changes in personnel following the Transaction and the combination of the operations of the Investment Adviser and its affiliates with those of BlackRock. The trustees noted that if current portfolio managers or other personnel cease to be available, the Board would consider all available options, which could include seeking the investment advisory or other services of BlackRock affiliates. Accordingly, the trustees concluded that, overall, they were satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, extent and quality of the services to be provided to the Series under the New Investment Advisory Agreement.

      Costs of Services Provided and Profitability. It was noted that, in conjunction with the recent review of the Current Investment Advisory Agreement, the trustees had received, among other things, a report from Lipper comparing the fees, expenses and performance of the Series to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser or its affiliates to other registered investment company clients for investment management services. The Board reviewed the contractual management fee rate and actual management fee rate of the Series as a percentage of total assets at common asset levels - the actual rate includes advisory fees and the effects of any fee waivers - compared to the other funds in its Lipper category. They also compared the total expenses of the Series to those of other comparable funds. The information showed that the Series had fees and expenses within the range of fees and expenses of comparable funds. The Board concluded that the management fee and fee rate and overall expense ratio of the Series are reasonable compared to those of other comparable funds.

      In evaluating the costs of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the fact that the New Investment Advisory Agreement is substantially similar to the Current Investment Advisory Agreement in all material respects, including the rates of compensation, the trustees determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for advisory and administrative services. The trustees noted that it was not possible to predict with certainty New BlackRock's future profitability from its relationship with the Series.

      The trustees discussed with BlackRock Advisors its general methodology to be used in determining New BlackRock's profitability with respect to its relationship with the Series and the Trust. The trustees noted that they expect to receive profitability information from New BlackRock on at least an annual basis and thus be in a position to evaluate whether any adjustments in fees and/or fee breakpoints of the Series would be appropriate.

      Fees and Economies of Scale. The Board considered the extent to which economies of scale might be realized as the assets of the Series increase and whether there should be changes in the management fee rate or structure in order to enable the Series to participate in these economies of scale. The Board determined that changes were not currently necessary and that the Series appropriately participated in these economies of scale.

      In reviewing the Transaction, the trustees considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on the fact that the New Investment Advisory Agreement is substantially similar to the Current Investment Advisory Agreement in all material respects, including the rate of compensation, the trustees determined that as a result of the Transaction, the total advisory fees of the Series would be no higher than the fees under the Current Investment Advisory Agreement. The trustees noted that in conjunction with their most recent deliberations concerning the Current Investment Advisory Agreement, the trustees had determined that the total fees for advisory and administrative services for the Series were reasonable in light of the services provided. It was noted that in conjunction with the recent review of the Current Investment Advisory Agreement, the trustees had received, among other things, a report from Lipper comparing the fees, expenses and performance of the Series to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser to other registered investment company clients for investment management services. The trustees concluded that, because the rates for advisory for the Series would be no higher than its current fee rates, the proposed management fee structure, including any fee waivers, was reasonable and that no additional changes were currently necessary.

      Fall-Out Benefits. In evaluating the fall-out benefits to be received by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered whether the Transaction would have an impact on the fall-out benefits received by the Investment Adviser by virtue of the Current Investment Advisory Agreement. Based on their review of the materials provided, including materials received in connection with their most recent approval or continuance of the Current Investment Advisory Agreement, and their discussions with management of the Investment Adviser and BlackRock, the trustees determined that those benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products and to obtain research services using the Series' portfolio transaction brokerage commissions. The trustees noted that any benefits were difficult to quantify with certainty at this time, and indicated that they would continue to evaluate them going forward.

      Investment Performance. The trustees considered investment performance for the Series. The trustees compared the Series' performance -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. The comparative information received from Lipper showed Series performance at various levels within the range of performance of comparable funds over different time periods. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance over relatively long periods of time, typically three to five years. The trustees believed the performance of the Series was satisfactory. Also, the trustees took into account the investment performance of funds currently advised by BlackRock Advisors. The Board considered comparative information from Lipper which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. The Board noted BlackRock's considerable investment management experience and capabilities, but was unable to predict what effect, if any, consummation of the Transaction would have on the future performance of the Series.

      Conclusion. After the independent trustees of the Trust deliberated in executive session, the entire Board, including the independent trustees, approved the New Investment Advisory Agreement on behalf of the Series, concluding that the advisory fee rate was reasonable in relation to the services provided and that the New Investment Advisory Agreement was in the best interests of the shareholders. In approving the New Investment Advisory Agreement, the Board noted that it anticipated reviewing the continuance of the agreement in advance of the expiration of the initial two-year period.

Contingent BlackRock Subadvisory Agreement - Matters Considered by the Board

      At the telephonic and in-person meetings held during April and May 2006 at which the Board discussed and approved the New Investment Advisory Agreement, the Board of Trustees, including the independent trustees, also discussed and approved a contingent subadvisory agreement (the "Contingent Subadvisory Agreement") between the Investment Adviser and BlackRock Advisors (the "BlackRock Subadviser"). The Contingent Subadvisory Agreement is intended to ensure that the Series operates with efficient portfolio management services until the closing of the Transaction, in the event that the Board deems it necessary and in the best interests of a series and its shareholders that the BlackRock Subadviser assist in managing the operations of the series during the interim period until the closing of the Transaction. If shareholders approve the Contingent Subadvisory Agreement, it will take effect only upon recommendation from the Investment Adviser and upon subsequent approval of the Board in the period up to the closing of the Transaction. The effectiveness of the Contingent Subadvisory Agreement, therefore, would be contingent on further Board approval after shareholders approve it. Pursuant to each Contingent

Subadvisory Agreement, the BlackRock Subadviser would receive a monthly fee from the Investment Adviser equal to 50% of the advisory fee received by the Adviser. The Investment Adviser would pay the BlackRock Subadviser out of its own resources. There would be no increase in Series expenses as a result of the Contingent Subadvisory Agreement.

      In making its approval at the May in-person meeting, the Board considered the Contingent Subadvisory Agreement in conjunction with the New Investment Advisory Agreement and reviewed the same information and factors discussed above. The Board also considered in conjunction with the Contingent Subadvisory Agreement the necessity of ensuring that the Series operates with effective management services until the closing of the Transaction. In reviewing the subadvisory fee rate provided in the Contingent Subadvisory Agreement, the Board took note of the fact that both the Investment Adviser and the BlackRock Subadviser would have significant responsibilities under their respective advisory agreements. The Investment Adviser would remain responsible for oversight of the operations and administration of the Series and the BlackRock Subadviser would provide advisory services to the Series under the Contingent Subadvisory Agreement. The Board also took into account the expected short duration of the term of any Contingent Subadvisory Agreement and the fact that total advisory fees paid by the Series would not increase as a result of the Contingent Subadvisory Agreement. Under all of the circumstances, the Board concluded that it was a reasonable allocation of fees for the BlackRock Subadviser to receive 50% of the advisory fee paid by the Series to the Investment Adviser.

      After the independent trustees deliberated in executive session, the entire Board, including the independent trustees, approved the Contingent Subadvisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that the Contingent Subadvisory Agreement was in the best interests of shareholders.

Officers and Trustees

Robert C. Doll, Jr. - President and Trustee
Donald W. Burton - Trustee
John Francis O'Brien - Trustee
David H. Walsh - Trustee
Fred G. Weiss - Trustee
Donald C. Burke - Vice President and Treasurer
Debra L. Jelilian - Vice President
Jeffrey L. Russo - Vice President
Jeffrey Hiller - Chief Compliance Officer
Alice A. Pellegrino - Secretary

--------------------------------------------------------------------------------
Laurie Simon Hodrick resigned as a Trustee of Quantitative Master Series Trust effective May 1, 2006.
--------------------------------------------------------------------------------

Custodian

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Availability of Quarterly Schedule of Investments

      The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com; and
(2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Extended Market Series of Quantitative Master Series Trust

Date: August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Extended Market Series of Quantitative Master Series Trust

Date: August 23, 2006


By: /s/ Donald C. Burke
    -----------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Extended Market Series of Quantitative Master Series Trust

Date: August 23, 2006